MainStay Candriam Emerging Markets Debt Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 95.9% †
Corporate Bonds 26.6%
Azerbaijan 1.8%
State Oil Co. of The Azerbaijan Republic Series Reg S 6.95%, due 3/18/30	$1,750,000	$2,100,840

Brazil 4.0%
Braskem Netherlands Finance B.V.
Series Reg S 4.50%, due 1/10/28	500,000	471,875
Series Reg S 4.50%, due 1/31/30	700,000	648,375
Series Reg S 5.875%, due 1/31/50	700,000	631,750
Petrobras Global Finance B.V.
5.60%, due 1/3/31	300,000	315,975
7.25%, due 3/17/44	500,000	575,000
7.375%, due 1/17/27	1,000,000	1,174,800
Rede D'or Finance S.A.R.L. Series Reg S 4.50%, due 1/22/30 (a)	1,000,000	896,250
		4,714,025
Canada 1.1%
State Grid Overseas Investment, Ltd. Series Reg S 1.625%, due 8/5/30	1,350,000	1,330,410

Cayman Islands 0.6%
Bioceanico Sovereign Certificate, Ltd. Series Reg S (zero coupon), due 6/5/34	993,648	714,184

Chile 1.8%
Corp. Nacional del Cobre de Chile
Series Reg S 3.70%, due 1/30/50	300,000	334,402
Series Reg S 4.25%, due 7/17/42	1,300,000	1,523,493
Sociedad Quimica y Minera de Chile S.A. Series Reg S 4.25%, due 1/22/50	250,000	255,625
		2,113,520
China 1.0%
CNPC Global Capital Co. Series Reg S 2.00%, due 6/23/30	500,000	504,533
Sinopec Group Overseas Development 2018, Ltd.
Series Reg S 2.70%, due 5/13/30	450,000	481,751
Series Reg S 3.35%, due 5/13/50	200,000	229,228
		1,215,512
Guatemala 0.9%
Central American Bottling Corp. Series Reg S 5.75%, due 1/31/27	1,000,000	1,047,500

India 0.3%
Vedanta Resources, Ltd. 6.125%, due 8/9/24 (b)	500,000	325,294

Indonesia 4.4%
Indonesia Government International Bond 3.85%, due 10/15/30	550,000	632,322
Pertamina Persero PT
Series Reg S 3.10%, due 1/21/30	500,000	518,288
Series Reg S 3.10%, due 8/25/30 (a)	500,000	516,250
Series Reg S 4.15%, due 2/25/60	400,000	423,258
Series Reg S 4.175%, due 1/21/50	600,000	642,316
5.625%, due 5/20/43 (b)	2,000,000	2,508,409
		5,240,843
Kazakhstan 2.4%
KazMunayGas National Co. JSC
Series Reg S 4.75%, due 4/19/27	1,000,000	1,118,100
Series Reg S 5.75%, due 4/19/47	1,000,000	1,245,000
Tengizchevroil Finance Co. International, Ltd. Series Reg S 2.625%, due 8/15/25	500,000	503,952
		2,867,052
Mexico 5.0%
Petroleos Mexicanos
Series Reg S 5.95%, due 1/28/31	500,000	430,000
6.50%, due 3/13/27	2,000,000	1,905,000
6.75%, due 9/21/47	1,385,000	1,125,313
Series Reg S 6.84%, due 1/23/30	800,000	744,000
Series Reg S 6.95%, due 1/28/60	1,000,000	826,250
Series Reg S 7.69%, due 1/23/50	1,000,000	879,300
		5,909,863
Peru 1.9%
Corp. Financiera de Desarrollo S.A. Series Reg S 4.75%, due 7/15/25	2,000,000	2,210,000

United Arab Emirates 1.2%
MDGH-GMTN B.V.
Series Reg S 2.875%, due 5/21/30	500,000	542,500
Series Reg S 3.95%, due 5/21/50	700,000	859,054
		1,401,554
Venezuela 0.2%
Petroleos de Venezuela S.A. (c)(d)(e)
Series Reg S 5.375%, due 4/12/27	3,000,000	75,000
Series Reg S 6.00%, due 5/16/24	2,500,000	62,500
Series Reg S 6.00%, due 11/15/26	2,500,000	62,500
		200,000
Total Corporate Bonds (Cost $33,004,002)		31,390,597

Foreign Government Bonds 69.3%
Angola 1.6%
Angolan Government International Bond
Series Reg S 8.00%, due 11/26/29	450,000	374,625
Series Reg S 9.125%, due 11/26/49	250,000	204,365
Series Reg S 9.375%, due 5/8/48	1,000,000	818,850
Series Reg S 9.50%, due 11/12/25	500,000	454,955
		1,852,795
Argentina 2.9%
Argentine Republic Government International Bond
7.125%, due 7/6/36	1,500,000	637,500
7.625%, due 4/22/46	2,500,000	1,062,500
Provincia de Buenos Aires 7.875%, due 6/15/27 (b)	4,000,000	1,730,000
		3,430,000
Bahamas 1.5%
Bahamas Government International Bond Series Reg S 6.00%, due 11/21/28	2,000,000	1,780,000

Bahrain 0.8%
Bahrain Government International Bond 7.50%, due 9/20/47 (b)	800,000	892,662

Belarus 0.4%
Republic of Belarus International Bond 7.625%, due 6/29/27 (b)	500,000	520,450

Bermuda 0.9%
Bermuda Government International Bond Series Reg S 3.717%, due 1/25/27	1,000,000	1,084,500

Brazil 1.8%
Brazilian Government International Bond
2.875%, due 6/6/25	200,000	202,602
3.875%, due 6/12/30	1,000,000	1,019,010
5.625%, due 2/21/47	750,000	856,875
		2,078,487
Cameroon, United Republic Of 0.4%
Republic of Cameroon International Bond 9.50%, due 11/19/25 (b)	500,000	530,134

Chile 0.5%
Chile Government International Bond 2.45%, due 1/31/31	600,000	644,100

China 0.5%
China Government International Bond Series Reg S 3.50%, due 10/19/28	500,000	592,292

Colombia 4.0%
Colombia Government International Bond
3.00%, due 1/30/30	1,000,000	1,029,500
3.125%, due 4/15/31	500,000	517,755
4.50%, due 3/15/29	500,000	567,500
5.20%, due 5/15/49	1,000,000	1,283,920
6.125%, due 1/18/41	1,000,000	1,341,000
		4,739,675
Costa Rica 1.5%
Costa Rica Government International Bond
Series Reg S 7.00%, due 4/4/44	1,500,000	1,333,500
Series Reg S 7.158%, due 3/12/45	500,000	445,750
		1,779,250
Croatia 1.0%
Croatia Government International Bond Series Reg S 6.00%, due 1/26/24	1,000,000	1,160,000

Dominican Republic 3.3%
Dominican Republic International Bond
Series Reg S 4.50%, due 1/30/30	600,000	581,100
Series Reg S 5.875%, due 1/30/60	400,000	382,000
Series Reg S 5.95%, due 1/25/27	2,250,000	2,387,250
Series Reg S 6.85%, due 1/27/45	500,000	528,750
		3,879,100
Ecuador 1.7%
Ecuador Government International Bond (c)(e)
Series Reg S 7.875%, due 3/27/25	1,600,000	828,000
Series Reg S 7.875%, due 1/23/28	700,000	350,000
Series Reg S 10.75%, due 1/31/29	1,500,000	770,625
		1,948,625
Egypt 2.6%
Egypt Government International Bond
Series Reg S 6.875%, due 4/30/40	2,000,000	1,831,800
Series Reg S 8.70%, due 3/1/49	1,250,000	1,236,430
		3,068,230
El Salvador 1.6%
El Salvador Government International Bond
Series Reg S 5.875%, due 1/30/25	89,000	80,367
Series Reg S 6.375%, due 1/18/27	90,000	80,010
Series Reg S 7.125%, due 1/20/50	1,000,000	829,000
Series Reg S 7.625%, due 2/1/41	1,000,000	877,500
		1,866,877
Ghana 1.7%
Ghana Government International Bond
Series Reg S 7.875%, due 2/11/35	1,000,000	885,400
Series Reg S 8.627%, due 6/16/49	1,000,000	885,000
Series Reg S 8.95%, due 3/26/51	250,000	225,750
		1,996,150
Honduras 0.3%
Honduras Government International Bond Series Reg S 5.625%, due 6/24/30	350,000	368,375

India 0.9%
Export-Import Bank of India Series Reg S 3.375%, due 8/5/26	1,000,000	1,055,780

Indonesia 1.5%
Indonesia Government International Bond 5.125%, due 1/15/45 (b)	1,000,000	1,310,181
Perusahaan Penerbit SBSN Indonesia III
Series Reg S 2.30%, due 6/23/25	200,000	205,500
Series Reg S 3.80%, due 6/23/50	200,000	217,500
		1,733,181
Iraq 0.6%
Iraq International Bond Series Reg S 6.752%, due 3/9/23	800,000	762,000

Ivory Coast 1.1%
Ivory Coast Government International Bond
Series Reg S 5.75%, due 12/31/32 (f)	830,000	802,029
6.125%, due 6/15/33 (b)	500,000	487,500
		1,289,529
Jamaica 1.7%
Jamaica Government International Bond 7.875%, due 7/28/45	1,500,000	1,957,500

Jordan 1.9%
Jordan Government International Bond
Series Reg S 4.95%, due 7/7/25	1,150,000	1,147,822

Series Reg S 5.85%, due 7/7/30		1,150,000	1,149,160
			2,296,982
Kenya 1.3%
Kenya Government International Bond
7.25%, due 2/28/28 (a)(b)		1,000,000	988,020
Series Reg S 8.00%, due 5/22/32		500,000	492,968
			1,480,988
Lebanon 0.1%
Lebanon Government International Bond Series Reg S 6.85%, due 3/23/27 (c)(e)		500,000	82,000

Namibia 0.9%
Namibia International Bonds Series Reg S 5.25%, due 10/29/25		1,000,000	1,002,500

Nigeria 2.4%
Nigeria Government International Bond
6.50%, due 11/28/27 (b)		1,000,000	951,060
Series Reg S 7.625%, due 11/28/47		1,000,000	913,660
Series Reg S 7.875%, due 2/16/32		1,000,000	964,000
			2,828,720
Panama 1.4%
Panama Government International Bond
3.87%, due 7/23/60		1,000,000	1,246,500
4.50%, due 4/1/56		300,000	405,000
			1,651,500
Paraguay 1.4%
Paraguay Government International Bond
Series Reg S 4.95%, due 4/28/31		300,000	349,500
6.10%, due 8/11/44 (b)		1,000,000	1,347,500
			1,697,000
Peru 1.1%
Peruvian Government International Bond
2.392%, due 1/23/26		200,000	212,600
2.783%, due 1/23/31		1,000,000	1,113,500
			1,326,100
Philippines 0.4%
Philippine Government International Bond
2.457%, due 5/5/30		200,000	219,278
2.95%, due 5/5/45		200,000	223,992
			443,270
Qatar 4.0%
Qatar Government International Bond
Series Reg S 3.40%, due 4/16/25		600,000	661,716
Series Reg S 3.75%, due 4/16/30		1,250,000	1,468,900
Series Reg S 4.817%, due 3/14/49		1,000,000	1,427,592
Series Reg S 5.103%, due 4/23/48		800,000	1,174,496
			4,732,704
Republic of Serbia 0.5%
Serbia International Bond Series Reg S 3.125%, due 5/15/27	EUR	500,000	626,522

Romania 2.7%
Romanian Government International Bond
Series Reg S 2.75%, due 2/26/26 (a)		750,000	936,471
Series Reg S 3.00%, due 2/14/31		$650,000	661,375
Series Reg S 3.624%, due 5/26/30	EUR	400,000	520,892
Series Reg S 4.00%, due 2/14/51		$450,000	471,531
Series Reg S 5.125%, due 6/15/48		500,000	618,750
			3,209,019
Senegal 0.7%
Senegal Government International Bond
Series Reg S 6.25%, due 7/30/24		500,000	522,240
Series Reg S 6.25%, due 5/23/33		250,000	247,862
			770,102
South Africa 3.4%
Republic of South Africa Government Bond 8.75%, due 2/28/48	ZAR	25,000,000	1,132,498
Republic of South Africa Government International Bond
4.875%, due 4/14/26		$1,000,000	1,008,380
5.75%, due 9/30/49		1,000,000	888,220
6.25%, due 3/8/41		1,000,000	982,590
			4,011,688
Sri Lanka 2.1%
Sri Lanka Government International Bond
Series Reg S 6.20%, due 5/11/27		200,000	146,000
Series Reg S 6.75%, due 4/18/28		800,000	584,000
Series Reg S 6.85%, due 11/3/25		500,000	382,524
Series Reg S 7.55%, due 3/28/30		1,290,000	948,151
Series Reg S 7.85%, due 3/14/29		500,000	375,000
			2,435,675
Tajikistan 0.4%
Republic of Tajikistan International Bond Series Reg S 7.125%, due 9/14/27		500,000	427,310

Turkey 1.9%
Turkey Government International Bond
5.25%, due 3/13/30		600,000	516,064
5.75%, due 5/11/47		500,000	395,680
6.875%, due 3/17/36		1,500,000	1,387,320
			2,299,064
Ukraine 2.8%
Ukraine Government International Bond
Series Reg S (zero coupon), due 5/31/40 (g)		1,000,000	877,000
Series Reg S 7.304%, due 3/15/33		450,000	434,250
Series Reg S 7.375%, due 9/25/32		2,000,000	1,962,040
			3,273,290
United Arab Emirates 2.2%
Abu Dhabi Government International Bond Series Reg S 3.125%, due 9/30/49		1,000,000	1,119,600
Finance Department Government of Sharjah Series Reg S 4.00%, due 7/28/50		800,000	840,528
Sharjah Sukuk Program, Ltd. Series Reg S 2.942%, due 6/10/27		650,000	671,479
			2,631,607
Uruguay 2.7%
Uruguay Government International Bond
4.375%, due 1/23/31		200,000	244,750
5.10%, due 6/18/50		1,000,000	1,398,750
7.625%, due 3/21/36		1,000,000	1,595,000
			3,238,500
Venezuela 0.2%
Bollivarian Republic of Venezuela Series Reg S 9.25%, due 5/7/28 (c)(d)(e)	4,095,000	280,508

Total Foreign Government Bonds (Cost $88,745,694)		81,754,741

Total Long-Term Bonds (Cost $121,749,696)		113,145,338

	Shares
Short-Term Investments 4.8%
Affiliated Investment Company 2.5%
MainStay U.S. Government Liquidity Fund, 0.05% (h)	2,878,670	2,878,670

Unaffiliated Investment Company 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (h)(i)	2,751,055	2,751,055

Total Short-Term Investments (Cost $5,629,725)		5,629,725

Total Investments (Cost $127,379,421)	100.7%	118,775,063
Other Assets, Less Liabilities	(0.7)	(795,934)
Net Assets	100.0%	$117,979,129

†	Percentages indicated are based on Fund net assets.
(a)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $2,696,922. The Fund received cash collateral with a value of $2,751,055.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Issue in non-accrual status.
(d)	Illiquid security - As of July 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $480,508, which represented 0.4% of the Fund's net assets.
(e)	Issue in default.
(f)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(g)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(h)	Current yield as of July 31, 2020.
(i)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contract

As of July 31, 2020, the Fund held the following foreign currency forward contract1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,463,021	EUR	2,150,000	JPMorgan Chase Bank N.A.	9/16/20	$(71,885)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

The following abbreviations are used in the preceding pages:
EUR	—Euro
ZAR	—South African rand
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$31,390,597	$—	$31,390,597
Foreign Government Bonds	—	81,754,741	—	81,754,741
Total Long-Term Bonds	—	113,145,338	—	113,145,338
Short-Term Investments
Affiliated Investment Company	2,878,670	—	—	2,878,670
Unaffiliated Investment Company	2,751,055	—	—	2,751,055
Total Short-Term Investments	5,629,725	—	—	5,629,725
Total Investments in Securities	5,629,725	113,145,338	—	118,775,063

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(71,885)	$—	$(71,885)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Income Builder Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount		Value
Long-Term Bonds 53.8%†
Asset-Backed Securities 2.6%
Auto Floor Plan Asset-Backed Securities 0.7%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A 2.44%, due 9/15/26		$2,015,000	$2,111,030
Series 2017-3, Class A 2.48%, due 9/15/24		2,110,000	2,184,153
Series 2018-4, Class A 4.06%, due 11/15/30		3,055,000	3,310,389
General Motors Floorplan Owner Revolving Trust Series 2019-2, Class A 2.90%, due 4/15/26 (a)		2,635,000	2,826,929
			10,432,501
Automobile Asset-Backed Securities 0.7%
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A 2.33%, due 8/20/26 (a)		1,270,000	1,266,540
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18%, due 8/15/24		2,160,000	2,224,634
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		1,610,000	1,666,573
Santander Retail Auto Lease Trust Series 2019-B, Class A3 2.30%, due 1/20/23 (a)		1,645,000	1,682,657
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		975,000	1,012,347
Volkswagen Auto Lease Trust Series 2019-A, Class A3 1.99%, due 11/21/22		2,480,000	2,525,307
			10,378,058
Credit Cards 0.1%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06%, due 8/15/28		1,740,000	1,863,029

Home Equity 0.0% ‡
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.222% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		567,404	246,132

Other Asset-Backed Securities 1.0%
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 0.362% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		4,000,000	3,736,462
CF Hippolyta LLC (a)
Series 2020-1, Class A1 1.69%, due 7/15/60		1,860,000	1,879,416
Series 2020-1, Class A2 1.99%, due 7/15/60		1,145,000	1,157,394
Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)		43,749	44,673
DLL Securitization Trust Series 2019-MT3, Class A3 2.08%, due 2/21/23 (a)		2,190,000	2,233,143
Equity One Mortgage Pass-Through Trust Series 2003-3, Class AF4 5.495%, due 12/25/33 (c)		100,326	102,012
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.272% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		374,272	236,789
MVW LLC Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,151,641	2,196,143
PFS Financing Corp. (a)
Series 2020-B, Class B 1.71%, due 6/15/24		830,000	831,481
Series 2020-A, Class B 1.77%, due 6/15/25		1,780,000	1,789,669
			14,207,182
Student Loans 0.1%
KeyCorp Student Loan Trust Series 2000-A, Class A2 0.68% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		42,525	42,432
Navient Private Education Refi Loan Trust Series 2020-DA, Class A 1.69%, due 5/15/69 (a)		1,140,000	1,148,098
			1,190,530
Total Asset-Backed Securities (Cost $37,292,612)			38,317,432

Convertible Bonds 0.6%
Machinery---Diversified 0.3%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		3,651,000	4,858,988

Semiconductors 0.3%
ON Semiconductor Corp. 1.625%, due 10/15/23		3,080,000	3,857,119

Total Convertible Bonds (Cost $6,030,237)			8,716,107

Corporate Bonds 34.5%
Aerospace & Defense 0.2%
L3Harris Technologies, Inc. 4.40%, due 6/15/28		2,215,000	2,690,650

Agriculture 0.3%
Altria Group, Inc. 3.80%, due 2/14/24		3,260,000	3,583,251
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,170,000	1,257,750
			4,841,001
Airlines 0.8%
American Airlines, Inc.
Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		565,760	532,125
Series 2016-2, Class AA, Pass Through Trust 3.65%, due 12/15/29		199,680	161,245
Series 2013-2, Class A, Pass-Through Trust 4.95%, due 7/15/24		2,501,073	2,029,128
Delta Air Lines, Inc.
Series 2019-1, Class AA, Pass-Through Trust 3.204%, due 10/25/25		2,355,000	2,362,267
7.00%, due 5/1/25 (a)		2,310,000	2,466,877
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)		1,860,000	1,925,100
U.S. Airways Group, Inc.
Series 2012-1, Class A, Pass-Through Trust 5.90%, due 4/1/26		1,353,506	1,260,256
Series 2010-1, Class A, Pass-Through Trust 6.25%, due 10/22/24		628,451	552,078
United Airlines, Inc. Series 2007-1, Pass-Through Trust 6.636%, due 1/2/24		1,066,308	944,266
			12,233,342
Apparel 0.1%
Hanesbrands, Inc. 5.375%, due 5/15/25 (Canada) (a)		1,340,000	1,440,500

Auto Manufacturers 1.2%
Daimler Finance North America LLC 0.799% (3 Month LIBOR + 0.55%), due 5/4/21 (Germany) (a)(b)		2,400,000	2,396,688
Ford Motor Co.
8.50%, due 4/21/23		2,100,000	2,331,000
9.00%, due 4/22/25		2,200,000	2,591,875
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		820,000	825,125
4.063%, due 11/1/24		1,935,000	1,977,957
4.25%, due 9/20/22		655,000	668,100
5.875%, due 8/2/21		350,000	359,188
General Motors Co. 6.125%, due 10/1/25		670,000	783,142
General Motors Financial Co., Inc.
3.15%, due 6/30/22		900,000	924,909
3.45%, due 4/10/22		3,800,000	3,907,169
5.20%, due 3/20/23		810,000	880,887
			17,646,040
Banks 7.9%
Bank of America Corp.
2.496%, due 2/13/31 (d)		1,600,000	1,700,240
2.676%, due 6/19/41 (d)		2,795,000	2,976,264
2.738%, due 1/23/22 (d)		3,260,000	3,293,274
3.004%, due 12/20/23 (d)		1,794,000	1,890,662
3.194%, due 7/23/30 (d)		1,425,000	1,591,456
3.458%, due 3/15/25 (d)		1,700,000	1,854,458
3.499%, due 5/17/22 (d)		4,490,000	4,594,992
4.20%, due 8/26/24		2,615,000	2,930,749
4.30%, due 1/28/25 (d)(e)		3,519,000	3,322,992
6.30%, due 3/10/26 (d)(e)		2,085,000	2,397,386
8.57%, due 11/15/24		485,000	627,409
Barclays Bank PLC 5.14%, due 10/14/20 (United Kingdom)		785,000	791,195
BNP Paribas S.A. 3.052%, due 1/13/31 (France) (a)(d)		2,400,000	2,618,791
Citibank N.A. 3.40%, due 7/23/21		3,585,000	3,684,437
Citigroup, Inc.
3.352%, due 4/24/25 (d)		2,565,000	2,793,123
3.668%, due 7/24/28 (d)		1,180,000	1,344,781
3.98%, due 3/20/30 (d)		2,370,000	2,779,694
4.05%, due 7/30/22		105,000	111,805
5.30%, due 5/6/44		1,200,000	1,688,743
6.625%, due 6/15/32		770,000	1,098,867
6.875%, due 6/1/25		1,715,000	2,157,509
Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,902,438
Credit Suisse Group A.G. 2.593%, due 9/11/25 (Switzerland) (a)(d)		900,000	943,497
First Horizon National Corp. 4.00%, due 5/26/25		2,100,000	2,281,810
Goldman Sachs Group, Inc.
1.562% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		2,245,000	2,247,537
2.60%, due 2/7/30		325,000	348,908
2.905%, due 7/24/23 (d)		880,000	917,228
2.908%, due 6/5/23 (d)		800,000	831,283
3.50%, due 11/16/26		1,085,000	1,210,543
5.25%, due 7/27/21		805,000	843,264
6.75%, due 10/1/37		829,000	1,245,326
HSBC Holdings PLC 3.973%, due 5/22/30 (United Kingdom) (d)		1,190,000	1,345,915
Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,587,692
JPMorgan Chase & Co.(d)
2.182%, due 6/1/28		2,700,000	2,834,913
2.956%, due 5/13/31		1,115,000	1,214,445
3.207%, due 4/1/23		3,915,000	4,089,121
3.54%, due 5/1/28		2,970,000	3,374,425
4.60%, due 2/1/25 (e)		3,427,000	3,315,965
Lloyds Banking Group PLC (United Kingdom)
4.582%, due 12/10/25		1,633,000	1,843,474
4.65%, due 3/24/26		3,090,000	3,507,480
Morgan Stanley
3.125%, due 1/23/23		4,435,000	4,713,827
3.875%, due 1/27/26		465,000	533,987
3.885% (3 Month LIBOR + 3.61%), due 10/15/20 (b)(e)		1,890,000	1,776,600
4.875%, due 11/1/22		1,125,000	1,224,480
5.00%, due 11/24/25		2,855,000	3,403,076
7.25%, due 4/1/32		490,000	754,215
Natwest Group PLC (United Kingdom)
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)		2,455,000	2,635,639
6.00%, due 12/19/23		190,000	214,050
PNC Bank N.A. 2.55%, due 12/9/21		2,185,000	2,247,545
PNC Financial Services Group, Inc. 2.55%, due 1/22/30		1,980,000	2,191,256
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		1,900,000	1,939,686
Truist Financial Corp. 4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(e)		2,205,000	2,353,838
Wachovia Corp. 5.50%, due 8/1/35		315,000	426,158
Wells Fargo & Co.
2.406%, due 10/30/25 (d)		1,795,000	1,888,918
4.90%, due 11/17/45		55,000	72,511
Wells Fargo Bank N.A.
2.60%, due 1/15/21		2,595,000	2,623,574
3.55%, due 8/14/23		1,815,000	1,972,496
5.85%, due 2/1/37		140,000	196,303
			117,302,250
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, due 1/23/25		635,000	724,624
4.75%, due 1/23/29		1,275,000	1,569,163
			2,293,787
Biotechnology 0.2%
Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,710,212

Building Materials 0.8%
Builders FirstSource, Inc.(a)
5.00%, due 3/1/30		2,455,000	2,574,804
6.75%, due 6/1/27		1,170,000	1,287,000
Carrier Global Corp. 2.493%, due 2/15/27 (a)		2,650,000	2,792,650
Cemex S.A.B. de C.V. 3.125%, due 3/19/26 (Mexico) (a)	EUR	4,255,000	4,691,200
			11,345,654
Chemicals 0.7%
Air Liquide Finance S.A. 1.75%, due 9/27/21 (France) (a)		$1,725,000	1,749,357
Avient Corp. 5.75%, due 5/15/25 (a)		2,877,000	3,122,955
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (Netherland) (a)		2,135,000	2,014,906
Huntsman International LLC 4.50%, due 5/1/29		1,862,000	2,035,041
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (Mexico) (a)		1,800,000	1,913,400
			10,835,659
Commercial Services 0.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		1,650,000	1,765,500
Ashtead Capital, Inc. 4.00%, due 5/1/28 (United Kingdom) (a)		935,000	972,400
California Institute of Technology 3.65%, due 9/1/19		1,913,000	2,257,008
Cintas Corp. No 2 3.70%, due 4/1/27		2,740,000	3,154,371
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		1,805,000	1,908,787
PayPal Holdings, Inc. 2.40%, due 10/1/24		2,780,000	2,981,011
			13,039,077
Computers 0.6%
Apple, Inc. 2.75%, due 1/13/25		1,990,000	2,172,132
Dell International LLC / EMC Corp.(a)
4.90%, due 10/1/26		1,749,000	1,973,263
5.30%, due 10/1/29		810,000	932,381
8.10%, due 7/15/36		1,120,000	1,520,078
International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,695,988
			9,293,842
Cosmetics & Personal Care 0.1%
Estee Lauder Cos., Inc. 2.60%, due 4/15/30		740,000	823,107

Distribution & Wholesale 0.3%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		4,566,000	4,714,395

Diversified Financial Services 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.45%, due 12/16/21		1,465,000	1,491,874
4.625%, due 10/30/20		4,265,000	4,283,598
Air Lease Corp.
2.30%, due 2/1/25		2,990,000	2,878,714
2.75%, due 1/15/23		1,850,000	1,853,491
3.50%, due 1/15/22		890,000	900,457
4.25%, due 9/15/24		1,185,000	1,208,678
Ally Financial, Inc.
3.875%, due 5/21/24		810,000	865,415
8.00%, due 11/1/31		3,260,000	4,508,806
Avolon Holdings Funding, Ltd. 2.875%, due 2/15/25 (Ireland) (a)		2,720,000	2,337,783
Capital One Financial Corp. 4.20%, due 10/29/25		435,000	488,739
Caterpillar Financial Services Corp. 2.90%, due 3/15/21		4,990,000	5,071,191
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(e)		2,350,000	2,573,250
Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,587,650
OneMain Finance Corp. 6.125%, due 3/15/24		540,000	587,838
			30,637,484
Electric 1.0%
Connecticut Light & Power Co. 4.00%, due 4/1/48		1,145,000	1,545,688
Duquesne Light Holdings, Inc. 3.616%, due 8/1/27 (a)		2,265,000	2,419,973
Entergy Louisiana LLC 4.00%, due 3/15/33		2,200,000	2,800,471
Evergy, Inc. 5.292%, due 6/15/22 (c)		1,130,000	1,209,390
Public Service Electric & Gas Co. 3.00%, due 5/15/27		2,235,000	2,501,872
Puget Energy, Inc. 5.625%, due 7/15/22		815,000	869,325
Southern California Edison Co.
3.70%, due 8/1/25		870,000	975,055
4.00%, due 4/1/47		1,320,000	1,566,529
WEC Energy Group, Inc. 2.505% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		1,095,000	853,593
			14,741,896
Environmental Controls 0.3%
Republic Services, Inc. 4.75%, due 5/15/23		1,615,000	1,790,192
Waste Management, Inc. 2.40%, due 5/15/23		2,275,000	2,377,621
			4,167,813
Food 1.3%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,230,000	1,356,075
Kerry Group Financial Services Unlimited Co. 3.20%, due 4/9/23 (Ireland) (a)		2,899,000	3,049,870
Kraft Heinz Foods Co.
4.25%, due 3/1/31 (a)		2,888,000	3,187,868
5.00%, due 7/15/35		1,199,000	1,404,744
Nestle Holdings, Inc. 3.10%, due 9/24/21 (a)		2,975,000	3,063,930

Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		1,575,000	1,563,169
Sysco Corp. 3.30%, due 2/15/50		1,130,000	1,094,856
Tyson Foods, Inc. 3.95%, due 8/15/24		2,255,000	2,510,933
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)		1,940,000	2,080,650
			19,312,095
Food Services 0.1%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)		1,776,000	1,873,680

Gas 0.1%
Southern California Gas Co. 4.30%, due 1/15/49		845,000	1,174,910

Health Care---Services 0.6%
Cigna Holding Co. 4.375%, due 12/15/20		270,000	271,204
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, due 6/1/30 (a)		3,800,000	3,912,729
Laboratory Corp. of America Holdings 2.30%, due 12/1/24		3,040,000	3,238,617
NYU Langone Hospitals 3.38%, due 7/1/55		1,550,000	1,645,015
			9,067,565
Holding Company---Diversified 0.2%
CK Hutchison International (17) II, Ltd. 3.25%, due 9/29/27 (Hong Kong) (a)		2,620,000	2,857,835

Home Builders 0.1%
Lennar Corp. 5.875%, due 11/15/24		1,345,000	1,524,697

Insurance 1.7%
Equitable Holdings, Inc. 5.00%, due 4/20/48		2,305,000	2,905,910
Jackson National Life Global Funding 0.795% (3 Month LIBOR + 0.48%), due 6/11/21 (a)(b)		3,660,000	3,671,681
Liberty Mutual Group, Inc. 4.25%, due 6/15/23 (a)		850,000	933,125
MassMutual Global Funding II(a)
2.50%, due 10/17/22		3,347,000	3,500,339
2.95%, due 1/11/25		1,105,000	1,212,075
Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)		940,000	1,040,100
Principal Life Global Funding II 2.375%, due 11/21/21 (a)		4,070,000	4,175,971
Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,582,186
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (United Kingdom) (a)		2,420,000	2,499,265
Voya Financial, Inc. 3.65%, due 6/15/26		690,000	776,554
Willis North America, Inc.
2.95%, due 9/15/29		1,735,000	1,903,249
3.875%, due 9/15/49		440,000	538,518
			25,738,973
Internet 0.8%
Expedia Group, Inc.
3.25%, due 2/15/30		3,165,000	2,989,165
3.60%, due 12/15/23 (a)		1,135,000	1,148,324
3.80%, due 2/15/28		440,000	435,717
5.00%, due 2/15/26		60,000	63,308
6.25%, due 5/1/25 (a)		470,000	513,669
Tencent Holdings, Ltd. (China) (a)
3.595%, due 1/19/28		1,475,000	1,661,858
3.925%, due 1/19/38		1,910,000	2,272,974
Weibo Corp. (China)
3.375%, due 7/8/30		1,700,000	1,774,882
3.50%, due 7/5/24		1,190,000	1,255,093
			12,114,990
Iron & Steel 0.3%
ArcelorMittal S.A. 4.55%, due 3/11/26 (Luxembourg)		2,040,000	2,214,895
Vale Overseas, Ltd. (Brazil)
6.25%, due 8/10/26		1,115,000	1,340,230
6.875%, due 11/21/36		864,000	1,179,369
			4,734,494
Lodging 0.6%
Boyd Gaming Corp. 8.625%, due 6/1/25 (a)		563,000	620,640
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30		1,715,000	1,796,462
5.75%, due 5/1/28 (a)		740,000	789,950
Las Vegas Sands Corp. 3.20%, due 8/8/24		1,415,000	1,420,204
Marriott International, Inc. 2.30%, due 1/15/22 (f)		2,450,000	2,461,266
Sands China, Ltd. (Macao)
4.60%, due 8/8/23		810,000	855,214
5.125%, due 8/8/25		1,310,000	1,426,001
			9,369,737
Machinery---Diversified 0.4%
CNH Industrial Capital LLC
4.20%, due 1/15/24		1,435,000	1,547,113
4.875%, due 4/1/21		3,945,000	4,046,982
			5,594,095
Media 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 4/1/24 (a)		1,483,000	1,534,460
Comcast Corp.
3.25%, due 11/1/39		1,665,000	1,962,186
4.70%, due 10/15/48		1,410,000	2,020,863
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)		3,355,000	1,836,863
Grupo Televisa S.A.B. 5.25%, due 5/24/49 (Mexico)		1,230,000	1,496,783
Sirius XM Radio, Inc. 4.125%, due 7/1/30 (a)		2,200,000	2,321,660
Sky, Ltd. 3.75%, due 9/16/24 (United Kingdom) (a)		950,000	1,068,579
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	947,851
			13,189,245
Metal Fabricate & Hardware 0.3%
Precision Castparts Corp. 3.25%, due 6/15/25		4,040,000	4,523,894

Mining 0.2%
Anglo American Capital PLC 4.875%, due 5/14/25 (United Kingdom) (a)		1,295,000	1,465,332
Corp. Nacional del Cobre de Chile 3.00%, due 9/30/29 (Chile) (a)		1,580,000	1,683,632
			3,148,964
Miscellaneous---Manufacturing 0.5%
General Electric Co.
3.625%, due 5/1/30		1,525,000	1,543,673
4.25%, due 5/1/40		1,660,000	1,700,165
4.35%, due 5/1/50		1,300,000	1,348,271
Textron Financial Corp. 2.127% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		3,540,000	2,336,400
			6,928,509
Oil & Gas 1.3%
BP Capital Markets America, Inc. 3.00%, due 2/24/50		820,000	883,339
BP Capital Markets PLC 4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(e)		2,620,000	2,809,950
Cenovus Energy, Inc. 4.25%, due 4/15/27 (Canada)		955,000	907,845
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (Luxembourg) (a)		2,065,000	2,971,795
Marathon Petroleum Corp.
4.50%, due 5/1/23		1,455,000	1,576,667
4.70%, due 5/1/25		1,585,000	1,800,890
5.125%, due 12/15/26		1,260,000	1,489,308
Total Capital International S.A. 3.127%, due 5/29/50		2,285,000	2,572,794
Valero Energy Corp.
4.00%, due 4/1/29		1,435,000	1,638,154
6.625%, due 6/15/37		1,050,000	1,450,348
WPX Energy, Inc. 4.50%, due 1/15/30		1,135,000	1,056,571
			19,157,661
Packaging & Containers 0.4%
Berry Global, Inc. 4.875%, due 7/15/26 (a)		200,000	211,250
Owens Brockway Glass Container, Inc. 6.625%, due 5/13/27 (a)		2,640,000	2,857,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (New Zealand) (a)		2,700,000	2,741,310
			5,810,360
Pharmaceuticals 1.4%
AbbVie, Inc.(a)
3.45%, due 3/15/22		2,715,000	2,823,807
4.05%, due 11/21/39		2,780,000	3,420,617
Bausch Health Cos., Inc.(a)
5.75%, due 8/15/27		1,075,000	1,166,783
6.25%, due 2/15/29		1,290,000	1,370,367
Becton Dickinson & Co. 4.669%, due 6/6/47		1,635,000	2,190,801
Bristol-Myers Squibb Co. 3.625%, due 5/15/24		3,600,000	3,986,832
CVS Health Corp.
4.00%, due 12/5/23		3,725,000	4,107,353
4.78%, due 3/25/38		1,110,000	1,426,096
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		124,668	133,650
			20,626,306
Pipelines 0.6%
Enterprise Products Operating LLC
3.125%, due 7/31/29		1,595,000	1,754,444
3.95%, due 1/31/60		1,460,000	1,603,099
4.20%, due 1/31/50		405,000	470,702
MPLX, L.P. 4.875%, due 6/1/25		100,000	113,318
Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,955,217
Transcontinental Gas Pipe Line Co. LLC 4.60%, due 3/15/48		2,340,000	2,900,914
Western Midstream Operating L.P. 6.25%, due 2/1/50		860,000	849,250
			9,646,944
Real Estate Investment Trusts 1.5%
Alexandria Real Estate Equities, Inc. 3.375%, due 8/15/31		1,290,000	1,491,294
American Tower Corp.
3.375%, due 10/15/26		1,920,000	2,175,791
3.60%, due 1/15/28		1,025,000	1,172,411
Crown Castle International Corp. 5.25%, due 1/15/23		3,510,000	3,902,490
Digital Realty Trust, L.P.
2.75%, due 2/1/23		140,000	147,104
3.60%, due 7/1/29		2,985,000	3,494,644
3.70%, due 8/15/27		500,000	576,826
Equinix, Inc.
1.25%, due 7/15/25		1,645,000	1,658,982
2.625%, due 11/18/24		1,820,000	1,944,743
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		1,280,000	1,296,000
Iron Mountain, Inc. 5.25%, due 7/15/30 (a)		1,690,000	1,772,387
Kilroy Realty, L.P. 3.45%, due 12/15/24		2,060,000	2,166,845
			21,799,517
Retail 0.7%
AutoNation, Inc. 4.75%, due 6/1/30		1,470,000	1,703,221
Macy's, Inc. 8.375%, due 6/15/25 (a)		3,145,000	3,284,701
McDonald's Corp. 3.35%, due 4/1/23		2,875,000	3,085,455
Starbucks Corp.
3.35%, due 3/12/50		925,000	1,018,628
4.45%, due 8/15/49		1,305,000	1,709,055
			10,801,060
Semiconductors 0.5%
Broadcom, Inc. 3.125%, due 10/15/22 (a)		2,405,000	2,512,576
Intel Corp. 4.75%, due 3/25/50		1,225,000	1,776,568
NXP B.V. / NXP Funding LLC 4.625%, due 6/15/22 (a)		1,610,000	1,719,576
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.40%, due 5/1/30 (a)		1,255,000	1,384,935
			7,393,655
Software 0.3%
Fiserv, Inc.
2.75%, due 7/1/24		825,000	891,244
3.20%, due 7/1/26		525,000	591,716
salesforce.com, Inc.
3.25%, due 4/11/23		1,300,000	1,398,978
3.70%, due 4/11/28		1,915,000	2,274,664
			5,156,602
Telecommunications 1.8%
AT&T, Inc.
2.875% (5 Month Euribor ICE Swap Rate + 3.14%), due 3/2/25 (b)(e)	EUR	2,000,000	2,249,297
4.35%, due 3/1/29		$795,000	949,907
4.90%, due 8/15/37		1,840,000	2,309,703
CommScope Technologies LLC 6.00%, due 6/15/25 (a)		850,000	868,445
CommScope, Inc. 7.125%, due 7/1/28 (a)		2,540,000	2,688,971
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		2,680,000	3,042,754
Level 3 Financing, Inc. 3.40%, due 3/1/27 (a)		2,545,000	2,742,187
Sprint Communications, Inc. 6.00%, due 11/15/22		95,000	102,705
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		4,170,000	4,534,875
T-Mobile USA, Inc. 4.50%, due 4/15/50 (a)		1,015,000	1,267,075
Telefonica Emisiones S.A. 5.462%, due 2/16/21 (Spain)		395,000	405,505
Verizon Communications, Inc. 1.492% (3 Month LIBOR + 1.10%), due 5/15/25 (b)		2,705,000	2,768,351
Vodafone Group PLC 4.25%, due 9/17/50 (United Kingdom)		1,680,000	2,061,155
			25,990,930
Toys, Games & Hobbies 0.1%
Hasbro, Inc. 2.60%, due 11/19/22		1,230,000	1,271,959

Transportation 0.1%
XPO Logistics, Inc. 6.50%, due 6/15/22 (a)		761,000	762,903

Total Corporate Bonds (Cost $477,064,244)			511,328,289

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC (United Kingdom) Series Reg S 10.00%, due 5/21/21	GBP	1,186,000	1,660,209

Total Foreign Bonds (Cost $1,885,056)			1,660,209

Foreign Government Bonds 0.6%
Brazil 0.2%
Brazilian Government International Bond 4.625%, due 1/13/28 (Brazil)		$2,913,000	3,186,822

Mexico 0.4%
Mexico Government International Bond 3.25%, due 4/16/30 (Mexico) (f)		5,435,000	5,562,723

Total Foreign Government Bonds (Cost $8,471,728)			8,749,545

Loan Assignments 0.8% (b)
Buildings & Real Estate 0.2%
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25		3,043,856	2,876,444

Containers, Packaging & Glass 0.2%
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24		3,140,716	2,919,182

Finance 0.2%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 5/9/25		3,131,038	3,014,742

Household Products & Wares 0.1%
Prestige Brands, Inc. Term Loan B4 2.161% (1 Month LIBOR + 2.00%), due 1/26/24		1,039,849	1,024,035

Telecommunications 0.1%
Level 3 Financing, Inc. 2019 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 3/1/27		2,142,032	2,074,648

Total Loan Assignments (Cost $12,237,121)			11,909,051

Mortgage-Backed Securities 6.1%
Agency (Collateralized Mortgage Obligations) 2.3%
Federal Home Loan Mortgage Corporation
REMIC, Series 4926, Class BP 3.00%, due 10/25/49		4,860,000	5,175,103
REMIC Series 4888, Class BA 3.50%, due 9/15/48		1,375,636	1,441,606
REMIC Series 4877, Class AT 3.50%, due 11/15/48		2,222,187	2,359,613
REMIC Series 4877, Class BE 3.50%, due 11/15/48		3,231,250	3,421,712
REMIC, Series 4958, Class DL 4.00%, due 1/25/50		4,355,000	4,778,620
Federal National Mortgage Association
REMIC, Series 2013-77, Class CY 3.00%, due 7/25/43		1,902,000	2,091,806
REMIC, Series 2019-13, Class PE 3.00%, due 3/25/49		2,127,509	2,259,615
REMIC Series 2019-13, Class CA 3.50%, due 4/25/49		3,020,921	3,288,178
REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		2,814,203	3,111,514
Government National Mortgage Association
Series 2013-149, Class BA 3.25%, due 8/16/41		5,778,353	6,146,211
			34,073,978

Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		2,970,000	3,290,386
Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,050,000	3,395,261
Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.402% (1 Month LIBOR + 0.23%), due 12/25/36 (a)(b)		72,293	65,888
Benchmark Mortgage Trust Series 2019-B12, Class A5 3.116%, due 8/15/52		2,852,000	3,217,840
BX Commercial Mortgage Trust (a)
Series 2018-GW, Class A 0.975% (1 Month LIBOR + 0.80%), due 5/15/35 (b)		1,770,000	1,699,141
Series 2019-0C11, Class B 3.605%, due 12/9/41		890,000	906,858
Series 2019-0C11, Class C 3.856%, due 12/9/41		2,440,000	2,375,661
BX Trust (a)
Series 2018-BILT, Class A 0.975% (1 Month LIBOR + 0.80%), due 5/15/30 (b)		2,490,000	2,377,572
Series 2019-OC11, Class A 3.202%, due 12/9/41		1,205,000	1,275,773
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		1,890,254	2,077,793
Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		784,708	788,718
FREMF Mortgage Trust (a)(g)
Series 2015-K720, Class B 3.393%, due 7/25/22		1,080,000	1,115,034
Series 2013-K33, Class B 3.498%, due 8/25/46		2,701,000	2,856,585
Series 2014-K41, Class B 3.833%, due 11/25/47		870,000	956,127
Series 2013-K35, Class B 3.939%, due 12/25/46		965,000	1,038,661
GS Mortgage Securities Trust
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,175,000	1,314,356
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,002,000	2,251,405
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.325% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		1,200,000	1,158,979
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		1,460,000	1,657,080
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, due 12/15/46		2,472,000	2,690,750
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,195,000	1,304,174
Morgan Stanley Capital I Trust Series 2015-UBS8, Class A4 3.809%, due 12/15/48		1,830,000	2,031,048
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		2,725,000	2,935,183
Wells Fargo Commercial Mortgage Trust (a)(g)
Series 2018-1745, Class A 3.749%, due 6/15/36		2,640,000	2,958,007
Series 2018-AUS, Class A 4.058%, due 8/17/36		3,120,000	3,471,371
			49,209,651
Whole Loan (Collateralized Mortgage Obligations) 0.5%
Chase Home Lending Mortgage Trust (a)(h)
Series 2019-ATR2, Class A3 3.50%, due 7/25/49		414,773	426,195
Series 2019-ATR1, Class A4 4.00%, due 4/25/49		699,153	704,412
JP Morgan Mortgage Trust (a)(h)
Series 2019-3, Class A3 4.00%, due 9/25/49		580,123	598,232
Series 2019-5, Class A4 4.00%, due 11/25/49		363,316	366,588
Seasoned Loans Structured Transaction Trust Series 2019-1, Class A1 3.50%, due 5/25/29		1,575,857	1,718,749
Wells Fargo Mortgage Backed Securities Trust Series 2020-2, Class A1 3.00%, due 12/25/49 (a)(h)		2,436,464	2,511,539
			6,325,715
Total Mortgage-Backed Securities (Cost $85,800,246)			89,609,344

Municipal Bonds 0.2%
California 0.2%
Regents of the University of California Medical Center Pooled, Revenue Bonds Series N 3.006%, due 5/15/50		2,700,000	2,893,887

New York 0.0% ‡
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		450,000	491,859

Total Municipal Bonds (Cost $3,150,000)			3,385,746

U.S. Government & Federal Agencies 8.3%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.6%
2.00%, due 6/1/50		18,189	18,734
2.00%, due 7/1/50		1,898,665	1,965,630
2.00%, due 8/1/50		5,996,352	6,252,073
2.50%, due 1/1/40		798,983	839,615
2.50%, due 4/1/50		1,946,868	2,044,980
3.50%, due 1/1/48		3,443,949	3,672,637
4.00%, due 2/1/49		1,183,813	1,267,224
5.00%, due 12/1/44		3,399,668	3,897,150
5.00%, due 12/1/48		3,487,593	3,812,886
			23,770,929
Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.1%
2.00%, due 5/1/35		2,557,836	2,662,192
2.00%, due 6/1/50		3,940	4,067
2.50%, due 5/1/50		2,112,175	2,218,204
2.50%, due 6/1/50		4,084,665	4,290,184
3.00%, due 3/1/50		3,397,872	3,626,877
3.00%, due 4/1/50		3,204,494	3,392,693
3.00%, due 5/1/50		4,774,902	5,055,331
3.50%, due 3/1/37		4,552,446	4,973,534
3.50%, due 2/1/42		2,834,698	3,068,885
4.00%, due 5/1/48		3,278,641	3,483,503
4.00%, due 9/1/48		5,077,364	5,468,620
4.00%, due 1/1/49		1,218,341	1,319,656
4.00%, due 2/1/49		1,111,925	1,189,813
5.00%, due 9/1/33		4,074,144	4,662,668
			45,416,227
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
6.50%, due 4/15/29		11	12
6.50%, due 8/15/29		7	8
			20
United States Treasury Bonds 1.5%
1.25%, due 5/15/50		4,480,000	4,538,975
4.375%, due 11/15/39		7,406,000	11,953,169
4.375%, due 5/15/40		2,140,000	3,473,571
4.50%, due 5/15/38		1,390,000	2,243,221
			22,208,936
United States Treasury Notes 1.3%
0.125%, due 7/31/22		10,625,000	10,627,490
0.25%, due 7/31/25		1,950,000	1,953,428
0.375%, due 7/31/27		5,940,000	5,933,039
0.625%, due 5/15/30		1,125,000	1,134,316
			19,648,273
United States Treasury Inflation - Indexed Note 0.8% (i)
0.875%, due 1/15/29		9,560,085	11,137,684

Total U.S. Government & Federal Agencies (Cost $114,510,896)			122,182,069

Total Long-Term Bonds (Cost $746,442,140)			795,857,792

	Shares
Common Stocks 38.9%
Aerospace & Defense 0.8%
BAE Systems PLC (United Kingdom)	999,678	6,414,651
Lockheed Martin Corp.	12,680	4,805,340
		11,219,991
Air Freight & Logistics 0.7%
Deutsche Post A.G., Registered (Germany) (j)	154,205	6,223,188
United Parcel Service, Inc., Class B	31,904	4,554,615
		10,777,803
Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA (France)	47,243	4,916,114

Banks 1.2%
JPMorgan Chase & Co.	40,193	3,884,252
People's United Financial, Inc.	256,887	2,771,811
PNC Financial Services Group, Inc.	22,905	2,443,276
Royal Bank of Canada (Canada)	64,831	4,472,272
Truist Financial Corp.	101,440	3,799,942
		17,371,553
Beverages 0.9%
Coca-Cola Co.	83,851	3,961,121
Coca-Cola European Partners PLC (United Kingdom)	82,624	3,401,630
PepsiCo., Inc.	44,175	6,081,131
		13,443,882
Biotechnology 1.0%
AbbVie, Inc.	92,237	8,754,214
Amgen, Inc.	22,496	5,504,096
		14,258,310
Capital Markets 1.2%
BlackRock, Inc.	7,362	4,233,224
CME Group, Inc.	15,543	2,582,936
Lazard, Ltd., Class A	108,598	3,184,093
Macquarie Group, Ltd. (Australia)	36,199	3,193,745
Singapore Exchange, Ltd. (Singapore)	552,100	3,282,865
T. Rowe Price Group, Inc.	9,000	1,242,900
		17,719,763
Chemicals 1.1%
BASF S.E. (Germany)	97,554	5,379,115
Dow, Inc. (j)	75,466	3,098,634
LyondellBasell Industries N.V., Class A	55,833	3,490,679
Nutrien, Ltd.	131,913	4,299,045
		16,267,473
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	31

Communications Equipment 0.5%
Cisco Systems, Inc.	166,067	7,821,756

Diversified Telecommunication Services 2.6%
AT&T, Inc.	248,692	7,356,309
BCE, Inc. (Canada)	169,749	7,117,178
Deutsche Telekom A.G., Registered (Germany)	205,335	3,426,152
Orange S.A. (France)	246,647	2,879,813
TELUS Corp. (Canada)	337,657	5,855,965
Verizon Communications, Inc.	211,061	12,131,786
		38,767,203
Electric Utilities 2.5%
American Electric Power Co., Inc.	64,013	5,561,449
Duke Energy Corp.	83,442	7,070,875
Entergy Corp.	62,173	6,536,248
FirstEnergy Corp.	130,072	3,772,088
Fortis, Inc. (Canada)	112,279	4,572,638
PPL Corp.	119,642	3,184,870
Terna Rete Elettrica Nazionale S.p.A. (Italy)	828,293	6,152,690
		36,850,858
Electrical Equipment 0.8%
Eaton Corp. PLC	77,511	7,218,599
Emerson Electric Co.	76,284	4,730,371
		11,948,970
Equity Real Estate Investment Trusts 1.0%
American Tower Corp.	12,066	3,153,932
Iron Mountain, Inc.	257,383	7,255,627
Welltower, Inc.	83,542	4,474,509
		14,884,068
Food Products 1.0%
Danone S.A. (France)	65,036	4,331,484
Nestle S.A., Registered (Switzerland)	56,855	6,720,273
Orkla ASA (Norway)	389,195	3,827,019
		14,878,776
Gas Utilities 0.6%
Snam S.p.A. (Italy)	1,760,072	9,329,751

Health Care Providers & Services 0.3%
UnitedHealth Group, Inc.	13,702	4,148,692

Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands Corp.	84,260	3,677,106
McDonald's Corp.	14,725	2,860,773
Restaurant Brands International, Inc. (Canada)	56,037	3,167,211
Vail Resorts, Inc.	17,792	3,416,598
		13,121,688
Household Durables 0.2%
Leggett & Platt, Inc.	81,193	3,255,027

Household Products 0.9%
Kimberly-Clark Corp.	50,711	7,710,100
Procter & Gamble Co.	37,017	4,853,669
		12,563,769
Industrial Conglomerates 0.3%
Siemens A.G., Registered (Germany)	37,222	4,749,364

Insurance 2.5%
Allianz S.E., Registered (Germany)	43,357	8,999,979
Assicurazioni Generali S.p.A. (Italy)	268,939	4,010,648
AXA S.A. (France)	234,785	4,663,995
MetLife, Inc.	133,958	5,070,310
Muenchener Rueckversicherungs-Gesellschaft A.G., Registered (Germany)	27,814	7,365,239
SCOR S.E. (France) (j)	118,619	3,046,056
Tokio Marine Holdings, Inc. (Japan)	93,200	3,905,675
		37,061,902
IT Services 0.5%
International Business Machines Corp.	63,809	7,844,678

Leisure Products 0.0% ‡
Hasbro, Inc.	9,001	654,913

Machinery 0.3%
Atlas Copco A.B., Class A (Sweden)	82,624	3,640,790

Media 0.2%
Comcast Corp., Class A	84,465	3,615,102
ION Media Networks, Inc. (j)(k)(l)(m)(n)	12	4,526
		3,619,628
Multi-Utilities 1.8%
Ameren Corp.	85,688	6,875,605
Dominion Energy, Inc.	93,055	7,540,247
National Grid PLC (United Kingdom)	473,456	5,580,264
WEC Energy Group, Inc.	68,882	6,561,699
		26,557,815
Multiline Retail 0.3%
Target Corp.	39,880	5,020,094

Oil, Gas & Consumable Fuels 1.7%
Chevron Corp.	41,925	3,519,185
Enterprise Products Partners, L.P.	264,644	4,657,734
Exxon Mobil Corp.	78,534	3,304,711
Magellan Midstream Partners, L.P.	98,986	4,007,943
Phillips 66	55,219	3,424,682
TOTAL S.E. (France)	171,180	6,311,382
		25,225,637
Personal Products 0.6%
Unilever PLC (United Kingdom)	147,047	8,802,317

Pharmaceuticals 4.8%
AstraZeneca PLC, Sponsored ADR (United Kingdom)	112,279	6,262,922
GlaxoSmithKline PLC (United Kingdom)	330,090	6,610,079
Johnson & Johnson	47,652	6,945,755
Merck & Co., Inc.	97,963	7,860,551
Novartis A.G., Registered (Switzerland)	87,328	7,206,434
Novo Nordisk A/S, Class B (Denmark)	59,718	3,938,250
Pfizer, Inc.	204,773	7,879,665
Roche Holding A.G. (Switzerland)	20,860	7,209,935
Sanofi (France)	74,035	7,722,408
Takeda Pharmaceutical Co., Ltd. (Japan)	262,300	9,307,060
		70,943,059
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	26,305	3,021,129
Broadcom, Inc.	13,498	4,275,492
Intel Corp.	85,079	4,060,821
KLA Corp.	51,333	10,257,873
Maxim Integrated Products, Inc.	67,695	4,609,353
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	125,573	9,906,454
Texas Instruments, Inc.	55,219	7,043,183
		43,174,305
Software 0.9%
Microsoft Corp.	62,582	12,829,936

Specialty Retail 0.3%
Home Depot, Inc.	15,134	4,017,926

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	16,059	6,825,717
Samsung Electronics Co., Ltd., GDR (Republic of Korea) (a)	5,707	6,882,642
		13,708,359
Textiles, Apparel & Luxury Goods 0.2%
Hanesbrands, Inc.	237,239	3,352,187

Tobacco 1.6%
Altria Group, Inc.	180,792	7,439,591
British American Tobacco PLC (United Kingdom)	168,112	5,555,379
British American Tobacco PLC, Sponsored ADR (United Kingdom) (f)	60,332	2,024,139
Philip Morris International, Inc.	104,099	7,995,844
		23,014,953
Trading Companies & Distributors 0.4%
Watsco, Inc.	23,519	5,552,130

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B (Canada)	80,170	3,273,955

Total Common Stocks (Cost $540,374,442)		576,589,426

Short-Term Investments 6.1%
Affiliated Investment Company 5.7%
MainStay U.S. Government Liquidity Fund, 0.05% (Mutual Funds) (o)	84,947,825	84,947,825

Unaffiliated Investment Company 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (o)(p)	6,315,856	6,315,856

Total Short-Term Investments (Cost $91,263,681)		91,263,681

Total Investments (Cost $1,378,080,263)	98.8%	1,463,710,899
Other Assets, Less Liabilities	1.2	17,921,362
Net Assets	100.0%	$1,481,632,261

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(d)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $7,928,224; the total market value of collateral held by the Fund was $8,125,689. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,809,833.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2020.
(h)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	Non-income producing security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Illiquid security - As of July 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $4,526, which represented less than one-tenth of a percent of the Fund's net assets.
(m)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of fair valued security was $4,526, which represented less than one-tenth of a percent of the Fund's net assets.
(n)	Restricted security.
(o)	Current yield as of July 31, 2020.
(p)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of July 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	16,151,599	JPMorgan Chase Bank N.A.	8/4/20	$490,085
AUD	23,293,000	USD	16,248,731	JPMorgan Chase Bank N.A.	11/2/20	397,729
CAD	24,302,000	USD	17,887,238	JPMorgan Chase Bank N.A.	8/4/20	256,030
EUR	22,081,000	USD	24,949,628	JPMorgan Chase Bank N.A.	8/3/20	1,060,700
GBP	35,331,000	USD	44,144,707	JPMorgan Chase Bank N.A.	8/3/20	2,103,569
JPY	5,988,000,000	USD	55,953,675	JPMorgan Chase Bank N.A.	8/3/20	614,272
JPY	5,081,523,000	USD	47,422,837	JPMorgan Chase Bank N.A.	11/2/20	634,232
Total Unrealized Appreciation						5,556,617
USD	16,245,936	AUD	23,293,000	JPMorgan Chase Bank N.A.	8/4/20	(395,749)
USD	17,314,629	CAD	24,302,000	JPMorgan Chase Bank N.A.	8/4/20	(828,638)
USD	23,962,235	EUR	22,081,000	JPMorgan Chase Bank N.A.	8/3/20	(2,048,093)
USD	5,687,816	EUR	4,988,000	JPMorgan Chase Bank N.A.	11/2/20	(198,888)
USD	43,881,809	GBP	35,331,000	JPMorgan Chase Bank N.A.	8/3/20	(2,366,467)
USD	1,650,752	GBP	1,314,000	JPMorgan Chase Bank N.A.	11/2/20	(70,061)
USD	55,791,241	JPY	5,988,000,000	JPMorgan Chase Bank N.A.	8/3/20	(776,706)
Total Unrealized Depreciation						(6,684,602)
Net Unrealized Depreciation						$(1,127,985)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts
As of July 31, 2020, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
10-Year United States Treasury Note	46	September 2020	$6,440,104	$6,443,595	$3,489
2-Year United States Treasury Note	423	September 2020	93,376,199	93,476,391	100,192
Nikkei 225	465	September 2020	50,870,214	48,145,104	(2,725,110)
S&P 500 Index Mini	927	September 2020	141,059,105	151,263,225	10,204,120
United States Treasury Long Bond	30	September 2020	5,327,577	5,468,438	140,861
United States Treasury Ultra Bond	323	September 2020	70,341,037	73,543,063	3,202,026
Total Long Contracts					10,925,578
Short Contracts
10-Year United States Treasury Ultra Note	(157)	September 2020	(24,586,701)	(25,002,250)	(415,549)
5-Year United States Treasury Note	(327)	September 2020	(40,984,220)	(41,242,875)	(258,655)
Euro Stoxx 50	(210)	September 2020	(7,676,361)	(7,873,776)	(197,415)
Total Short Contracts					(871,619)
Net Unrealized Appreciation					$10,053,959

1. As of July 31, 2020, cash in the amount of $17,483,846 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$38,317,432	$—	$38,317,432
Convertible Bonds	—	8,716,107	—	8,716,107
Corporate Bonds	—	511,328,289	—	511,328,289
Foreign Bonds	—	1,660,209	—	1,660,209
Foreign Government Bonds	—	8,749,545	—	8,749,545
Loan Assignments	—	11,909,051	—	11,909,051
Mortgage-Backed Securities	—	89,609,344	—	89,609,344
Municipal Bonds	—	3,385,746	—	3,385,746
U.S. Government & Federal Agencies	—	122,182,069	—	122,182,069
Total Long-Term Bonds	—	795,857,792	—	795,857,792
Common Stocks (b)	576,584,900	—	4,526	576,589,426
Short-Term Investments
Affiliated Investment Company	84,947,825	—	—	84,947,825
Unaffiliated Investment Company	6,315,856	—	—	6,315,856
Total Short-Term Investments	91,263,681	—	—	91,263,681
Total Investments in Securities	667,848,581	795,857,792	4,526	1,463,710,899
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	5,556,617	—	5,556,617
Futures Contracts (c)	13,650,688	—	—	13,650,688
Total Other Financial Instruments	13,650,688	5,556,617	—	19,207,305
Total Investments in Securities and Other Financial Instruments	$681,499,269	$801,414,409	$4,526	$1,482,918,204

Liability Valuation Inputs

Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(6,684,602)	$—	$(6,684,602)
Futures Contracts (c)	(3,596,729)	—	—	(3,596,729)
Total Other Financial Instruments	$(3,596,729)	$(6,684,602)	$—	$(10,281,331)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $4,526 is held in Media within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Winslow Large Cap Growth Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.5% †
Automobiles 1.5%
Ferrari N.V.	1,161,160	$210,982,772

Biotechnology 1.2%
BioMarin Pharmaceutical, Inc. (a)	1,332,900	159,694,749

Capital Markets 3.0%
Moody's Corp.	837,450	235,574,685
MSCI, Inc.	466,550	175,413,469
		410,988,154
Chemicals 1.3%
Linde PLC	722,830	177,172,861

Containers & Packaging 1.2%
Ball Corp.	2,187,300	161,050,899

Entertainment 1.2%
Netflix, Inc. (a)	325,200	158,983,776

Equity Real Estate Investment Trusts 2.9%
American Tower Corp.	793,500	207,412,965
Equinix, Inc.	244,350	191,932,038
		399,345,003
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	739,100	240,599,223

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	1,515,220	152,491,741
Boston Scientific Corp. (a)	3,690,100	142,327,157
		294,818,898
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	1,330,500	402,848,790

Health Care Technology 1.1%
Veeva Systems, Inc., Class A (a)	553,750	146,505,638

Hotels, Restaurants & Leisure 1.2%
Chipotle Mexican Grill, Inc. (a)	139,500	161,144,820

Interactive Media & Services 10.1%
Alphabet, Inc. (a)
Class A	247,290	367,955,155
Class C	251,041	372,283,761
Facebook, Inc., Class A (a)	2,573,480	652,814,672
		1,393,053,588
Internet & Direct Marketing Retail 10.3%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	571,370	143,425,298
Amazon.com, Inc. (a)	404,090	1,278,815,541
		1,422,240,839
IT Services 13.2%
Fiserv, Inc. (a)	1,402,110	139,916,557
Mastercard, Inc., Class A	1,307,100	403,279,563
PayPal Holdings, Inc. (a)	2,344,730	459,731,211
Shopify, Inc. (a)	123,600	126,566,400
Visa, Inc., Class A	2,859,300	544,410,720
Wix.com, Ltd. (a)	473,800	137,629,424
		1,811,533,875
Life Sciences Tools & Services 2.9%
IQVIA Holdings, Inc. (a)	1,304,300	206,588,077
Thermo Fisher Scientific, Inc.	458,820	189,928,539
		396,516,616
Personal Products 1.2%
Estee Lauder Cos., Inc., Class A	842,400	166,407,696

Pharmaceuticals 4.8%
AstraZeneca PLC, Sponsored ADR	3,826,500	213,442,170
Eli Lilly & Co.	1,495,200	224,713,608
Zoetis, Inc.	1,489,240	225,887,923
		664,043,701
Professional Services 2.0%
CoStar Group, Inc. (a)	162,400	138,001,024
TransUnion	1,549,700	138,806,629
		276,807,653
Semiconductors & Semiconductor Equipment 3.1%
ASML Holding N.V., Registered	352,200	124,580,184
NVIDIA Corp.	713,800	303,072,342
		427,652,526
Software 20.4%
Adobe, Inc. (a)	1,118,360	496,909,715
Atlassian Corp. PLC, Class A (a)	685,150	121,031,748
Intuit, Inc.	1,105,660	338,741,054
Microsoft Corp.	5,819,330	1,193,020,843
salesforce.com, Inc. (a)	2,688,290	523,813,307
Workday, Inc., Class A (a)	725,670	131,288,216
		2,804,804,883
Specialty Retail 0.9%
Home Depot, Inc.	472,100	125,337,829

Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	2,256,400	959,060,256

Textiles, Apparel & Luxury Goods 2.2%
NIKE, Inc., Class B	3,163,140	308,754,095

Total Common Stocks (Cost $6,143,644,837)		13,680,349,140

Short-Term Investment 0.3%
Affiliated Investment Company 0.3%
MainStay U.S. Government Liquidity Fund, 0.05% (b)(c)	40,031,321	40,031,321

Total Short-Term Investment (Cost $40,031,321)		40,031,321

Total Investments (Cost $6,183,676,158)	99.8%	13,720,380,461

Other Assets, Less Liabilities	0.2	31,745,360
Net Assets	100.0%	$13,752,125,821

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2020.
(c)	As of July 31, 2020, the Fund’s ownership exceeds 5% of the outstanding shares of the Underlying Fund’s share class.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$13,680,349,140	$—	$—	$13,680,349,140
Short-Term Investment
Affiliated Investment Company	40,031,321	—	—	40,031,321
Total Investments in Securities	$13,720,380,461	$—	$—	$13,720,380,461

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Common Stock Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 98.7% †
Aerospace & Defense 2.7%
Boeing Co.	2,944	$465,152
Lockheed Martin Corp.	4,049	1,534,449
Northrop Grumman Corp.	1,963	637,995
Raytheon Technologies Corp.	8,082	458,088
Textron, Inc.	29,408	1,027,515
		4,123,199
Auto Components 0.1%
Aptiv PLC	1,480	115,070

Automobiles 0.3%
Thor Industries, Inc.	3,335	380,157

Banks 3.4%
Bank of America Corp.	54,192	1,348,297
Comerica, Inc.	1,704	65,638
Fifth Third Bancorp	40,148	797,339
First Republic Bank	6,719	755,753
JPMorgan Chase & Co.	6,977	674,257
Signature Bank	9,038	926,666
Truist Financial Corp.	15,214	569,917
Wells Fargo & Co.	346	8,394
		5,146,261
Beverages 0.2%
Coca-Cola Co.	416	19,652
PepsiCo., Inc.	1,830	251,918
		271,570
Biotechnology 5.0%
AbbVie, Inc.	15,522	1,473,193
Alexion Pharmaceuticals, Inc. (a)	3,905	400,223
Amgen, Inc.	3,010	736,457
Biogen, Inc. (a)	4,271	1,173,201
Exelixis, Inc. (a)	37,728	871,140
Gilead Sciences, Inc.	19,214	1,335,949
Incyte Corp. (a)	3,897	384,868
Regeneron Pharmaceuticals, Inc. (a)	1,137	718,664
United Therapeutics Corp. (a)	4,005	446,437
		7,540,132
Building Products 2.4%
Fortune Brands Home & Security, Inc.	3,708	283,662
Masco Corp.	20,347	1,163,034
Owens Corning	14,179	857,404
Trane Technologies PLC	11,578	1,295,231
		3,599,331
Capital Markets 2.8%
Ameriprise Financial, Inc.	7,005	1,076,178
BlackRock, Inc.	574	330,056
Intercontinental Exchange, Inc.	10,354	1,002,060
Moody's Corp.	2,144	603,107
Raymond James Financial, Inc.	3,795	263,677
S&P Global, Inc.	2,005	702,251
State Street Corp.	4,869	310,594
		4,287,923
Chemicals 1.3%
CF Industries Holdings, Inc.	6,665	208,814
DuPont de Nemours, Inc.	4,045	216,327
Linde PLC	5,528	1,354,968
Valvoline, Inc.	10,636	218,251
		1,998,360
Communications Equipment 0.1%
Cisco Systems, Inc.	3,133	147,564

Consumer Finance 0.9%
American Express Co.	11,102	1,036,039
Synchrony Financial	15,210	336,597
		1,372,636
Distributors 0.6%
LKQ Corp. (a)	32,899	927,423

Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B (a)	5,540	1,084,621

Diversified Telecommunication Services 0.4%
AT&T, Inc.	7,927	234,481
Verizon Communications, Inc.	5,472	314,530
		549,011
Electric Utilities 1.7%
Entergy Corp.	2,834	297,938
Evergy, Inc.	10,463	678,316
NextEra Energy, Inc.	3,016	846,591
OGE Energy Corp.	8,136	267,674
PPL Corp.	13,509	359,610
Southern Co.	2,378	129,863
		2,579,992
Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc. (a)	14,226	1,018,866
Jabil, Inc.	29,929	1,043,325
SYNNEX Corp.	7,756	967,483
		3,029,674
Entertainment 1.3%
Activision Blizzard, Inc.	2,681	221,531
Electronic Arts, Inc. (a)	8,265	1,170,489
Netflix, Inc. (a)	701	342,705
Walt Disney Co.	2,037	238,207
		1,972,932
Equity Real Estate Investment Trusts 1.2%
American Tower Corp.	3,224	842,721
Crown Castle International Corp.	1,024	170,701
Equinix, Inc.	183	143,743
Prologis, Inc.	1,769	186,488
SBA Communications Corp.	1,326	413,102
		1,756,755
Food & Staples Retailing 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	9,505	380,675
Costco Wholesale Corp.	2,132	694,030
Kroger Co.	32,467	1,129,527
Walmart, Inc.	14,987	1,939,318
		4,143,550
Food Products 0.7%
Tyson Foods, Inc., Class A	17,686	1,086,805

Health Care Equipment & Supplies 0.7%
Abbott Laboratories	353	35,526
Becton Dickinson & Co.	1,619	455,489
Hill-Rom Holdings, Inc.	3,806	370,019
Medtronic PLC	2,251	217,177
		1,078,211
Health Care Providers & Services 5.8%
AmerisourceBergen Corp.	4,899	490,831
Anthem, Inc.	5,075	1,389,535
Cardinal Health, Inc.	20,675	1,129,269
DaVita, Inc. (a)	8,446	738,096
Humana, Inc.	3,194	1,253,485
McKesson Corp.	7,469	1,121,545
UnitedHealth Group, Inc.	8,445	2,556,977
		8,679,738
Health Care Technology 0.2%
Cerner Corp.	5,101	354,264

Hotels, Restaurants & Leisure 1.5%
Chipotle Mexican Grill, Inc. (a)	96	110,895
Darden Restaurants, Inc.	5,037	382,308
Domino's Pizza, Inc.	2,576	995,908
McDonald's Corp.	356	69,164
Yum! Brands, Inc.	7,461	679,324
		2,237,599
Household Durables 0.3%
PulteGroup, Inc.	11,800	514,480

Household Products 2.1%
Kimberly-Clark Corp.	2,895	440,156
Procter & Gamble Co.	20,792	2,726,247
		3,166,403
Insurance 0.1%
Prudential Financial, Inc.	2,171	137,576

Interactive Media & Services 5.7%
Alphabet, Inc. (a)
Class A	1,451	2,159,015
Class C	1,432	2,123,599
Facebook, Inc., Class A (a)	17,053	4,325,835
TripAdvisor, Inc.	218	4,410
		8,612,859
Internet & Direct Marketing Retail 6.2%
Amazon.com, Inc. (a)	2,596	8,215,509
Booking Holdings, Inc. (a)	20	33,243
eBay, Inc.	19,514	1,078,734
		9,327,486
IT Services 4.7%
DXC Technology Co.	31,774	569,072
Fidelity National Information Services, Inc.	67	9,803
Leidos Holdings, Inc.	11,444	1,089,011
Mastercard, Inc., Class A	7,151	2,206,298
MAXIMUS, Inc.	3,426	254,243
PayPal Holdings, Inc. (a)	6,450	1,264,652
Visa, Inc., Class A	9,269	1,764,818
		7,157,897
Leisure Products 0.6%
Polaris, Inc.	8,002	829,247

Life Sciences Tools & Services 0.4%
IQVIA Holdings, Inc. (a)	2,149	340,380
PRA Health Sciences, Inc. (a)	2,239	238,588
		578,968
Machinery 0.1%
Cummins, Inc.	967	186,882

Media 1.0%
Charter Communications, Inc., Class A (a)	2,578	1,495,240
Comcast Corp., Class A	1,822	77,982
		1,573,222
Metals & Mining 1.1%
Freeport-McMoRan, Inc.	8,036	103,825
Newmont Corp.	19,627	1,358,188
Steel Dynamics, Inc.	7,406	202,999
		1,665,012
Multi-Utilities 0.9%
Consolidated Edison, Inc.	11,166	857,884
Dominion Energy, Inc.	5,153	417,547
		1,275,431
Multiline Retail 1.5%
Dollar General Corp.	6,382	1,215,133
Target Corp.	8,229	1,035,866
		2,250,999
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.	7,004	587,916
Devon Energy Corp.	94,471	991,001
Exxon Mobil Corp.	1,187	49,949
HollyFrontier Corp.	34,982	962,005
Kinder Morgan, Inc.	23,913	337,173
Valero Energy Corp.	15,448	868,641
		3,796,685
Pharmaceuticals 4.3%
Johnson & Johnson	21,088	3,073,787
Merck & Co., Inc.	18,680	1,498,883
Perrigo Co. PLC	16,059	851,448
Pfizer, Inc.	29,085	1,119,191
		6,543,309
Professional Services 0.7%
CoreLogic, Inc.	1,724	117,508
ManpowerGroup, Inc.	13,958	960,171
		1,077,679
Road & Rail 1.7%
CSX Corp.	13,036	929,988
Union Pacific Corp.	9,387	1,627,237
		2,557,225
Semiconductors & Semiconductor Equipment 4.7%
Applied Materials, Inc.	9,520	612,422
Broadcom, Inc.	2,585	818,799
Cirrus Logic, Inc. (a)	7,457	511,028
Intel Corp.	33,750	1,610,887
KLA Corp.	32	6,395
NVIDIA Corp.	3,380	1,435,114
Qorvo, Inc. (a)	2,862	366,765
QUALCOMM, Inc.	16,352	1,726,935
		7,088,345
Software 9.7%
Adobe, Inc. (a)	2,416	1,073,477
Autodesk, Inc. (a)	5,055	1,195,154
CDK Global, Inc.	10,915	496,196
Fortinet, Inc. (a)	7,188	994,100
Microsoft Corp.	46,083	9,447,476
salesforce.com, Inc. (a)	4,949	964,313
ServiceNow, Inc. (a)	229	100,577
Synopsys, Inc. (a)	1,820	362,580
		14,633,873
Specialty Retail 2.7%
Best Buy Co., Inc.	12,327	1,227,646
Home Depot, Inc.	6,945	1,843,828
O'Reilly Automotive, Inc. (a)	1,935	923,730
		3,995,204
Technology Hardware, Storage & Peripherals 8.4%
Apple, Inc.	24,844	10,559,694
HP, Inc.	63,221	1,111,425
Xerox Holdings Corp. (a)	60,548	1,008,124
		12,679,243
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	19,275	202,966

Tobacco 0.2%
Philip Morris International, Inc.	4,537	348,487

Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc., Class A	7,091	468,077

Total Common Stocks (Cost $114,876,106)		149,130,333

Exchange-Traded Fund 1.3%
SPDR S&P 500 ETF Trust	6,261	2,044,342

Total Exchange-Traded Fund (Cost $1,731,092)		2,044,342

Short-Term Investment 0.0%‡
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 0.05% (b)	36,589	36,589

Total Short-Term Investment (Cost $36,589)		36,589

Total Investments (Cost $116,643,787)	100.0%	151,211,264

Other Assets, Less Liabilities	(0.0)‡	(56,455)
Net Assets	100.0%	$151,154,809

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of July 31, 2020.

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$149,130,333	$—	$—	$149,130,333
Exchange-Traded Fund	2,044,342	—	—	2,044,342
Short-Term Investment
Affiliated Investment Company	36,589	—	—	36,589
Total Investments in Securities	$151,211,264	$—	$—	$151,211,264

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Convertible Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bond 0.1% †
Corporate Bond 0.1%
Oil & Gas Services 0.1%
Weatherford International, Ltd. 11.00%, due 12/1/24 (a)(b)	$1,970,000	$1,427,856

Total Corporate Bond (Cost $25,400,044)		1,427,856

Total Long-Term Bond (Cost $25,400,044)		1,427,856

Convertible Securities 95.5%
Convertible Bonds 89.4%
Aerospace & Defense 1.1%
Aerojet Rocketdyne Holdings, Inc. 2.25%, due 12/15/23	11,001,000	17,955,392

Airlines 2.4%
American Airlines Group, Inc. 6.50%, due 7/1/25	7,040,000	5,846,918
Southwest Airlines Co. 1.25%, due 5/1/25	27,566,000	32,091,042
		37,937,960
Auto Manufacturers 2.4%
Tesla, Inc. 1.25%, due 3/1/21	9,618,000	38,261,606

Biotechnology 6.2%
Apellis Pharmaceuticals, Inc. 3.50%, due 9/15/26 (b)	7,350,000	7,307,473
BioMarin Pharmaceutical, Inc. 0.599%, due 8/1/24 (a)	28,812,000	34,814,447
BridgeBio Pharma, Inc. 2.50%, due 3/15/27 (b)	6,975,000	6,741,493
Exact Sciences Corp. 1.00%, due 1/15/25	13,521,000	20,017,081
Illumina, Inc. (zero coupon), due 8/15/23	12,566,000	14,196,512
Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	14,497,000	15,955,761
		99,032,767
Building Materials 1.1%
Patrick Industries, Inc. 1.00%, due 2/1/23	17,232,000	17,443,429

Commercial Services 3.1%
Chegg, Inc. 0.125%, due 3/15/25	10,530,000	17,600,957
Euronet Worldwide, Inc. 0.75%, due 3/15/49 (a)	11,900,000	11,572,750
Square, Inc.
0.125%, due 3/1/25 (b)	7,055,000	9,384,758
0.50%, due 5/15/23	6,031,000	10,775,634
		49,334,099
Computers 3.4%
Lumentum Holdings, Inc. 0.25%, due 3/15/24	25,786,000	42,107,363
Western Digital Corp. 1.50%, due 2/1/24	6,616,000	6,424,485
Zscaler, Inc. 0.125%, due 7/1/25 (b)	5,870,000	6,689,568
		55,221,416
Diversified Financial Services 0.4%
LendingTree, Inc. 0.625%, due 6/1/22	4,144,000	7,236,559

Electric 1.0%
NRG Energy, Inc. 2.75%, due 6/1/48	15,207,000	16,005,915

Energy - Alternate Sources 0.3%
Enphase Energy, Inc. 0.25%, due 3/1/25 (b)	4,700,000	4,852,819

Entertainment 0.4%
Live Nation Entertainment, Inc. 2.50%, due 3/15/23	6,833,000	7,144,453

Food 0.3%
Chefs' Warehouse, Inc. 1.875%, due 12/1/24 (b)	8,676,000	5,655,004

Health Care - Products 6.4%
Cantel Medical Corp. 3.25%, due 5/15/25 (b)	4,372,000	5,859,554
CONMED Corp. 2.625%, due 2/1/24	14,746,000	16,817,250
Danaher Corp. (zero coupon), due 1/22/21	8,558,000	66,520,960
Integra LifeSciences Holdings Corp. 0.50%, due 8/15/25 (b)	6,602,000	6,164,364
NuVasive, Inc. 0.375%, due 3/15/25 (b)	8,085,000	7,564,954
		102,927,082
Health Care - Services 5.5%
Anthem, Inc. 2.75%, due 10/15/42	11,746,000	44,769,750
Teladoc Health, Inc.
1.25%, due 6/1/27 (b)	13,962,000	17,984,724
1.375%, due 5/15/25	5,682,000	25,136,976
		87,891,450
Internet 10.9%
Boingo Wireless, Inc. 1.00%, due 10/1/23	7,786,000	7,007,923
Booking Holdings, Inc. 0.90%, due 9/15/21	19,156,000	20,425,403
Etsy, Inc. 0.125%, due 10/1/26 (b)	18,450,000	28,053,648
FireEye, Inc. 0.875%, due 6/1/24	5,405,000	5,354,695
Match Group Financeco 2, Inc. 0.875%, due 6/15/26 (b)	12,450,000	17,163,950
Match Group Financeco, Inc. 0.875%, due 10/1/22 (b)	2,000	4,683
Okta, Inc. 0.125%, due 9/1/25 (b)	11,221,000	15,197,495
Palo Alto Networks, Inc.
0.375%, due 6/1/25 (b)	9,385,000	10,202,155
0.75%, due 7/1/23	13,659,000	15,791,192
Q2 Holdings, Inc. 0.75%, due 6/1/26	4,395,000	5,475,903
Snap, Inc. 0.75%, due 8/1/26 (b)	10,150,000	12,763,625
Wix.com, Ltd. (zero coupon), due 7/1/23	13,328,000	27,897,396
Zendesk, Inc.
0.25%, due 3/15/23	2,074,000	3,217,292
0.625%, due 6/15/25 (b)	5,860,000	6,632,965
		175,188,325
Leisure Time 1.8%
Carnival Corp. 5.75%, due 4/1/23 (b)	9,498,000	13,810,567
NCL Corp., Ltd. (b)
5.375%, due 8/1/25	4,670,000	4,366,394
6.00%, due 5/15/24	2,849,000	3,359,768
Royal Caribbean Cruises, Ltd. 4.25%, due 6/15/23 (b)	5,055,000	4,819,207
Sabre GLBL, Inc. 4.00%, due 4/15/25 (a)(b)	1,835,000	2,247,883
		28,603,819
Lodging 0.3%
Caesars Holdings, Inc. 5.00%, due 10/1/24	3,741,000	5,714,893

Machinery - Diversified 2.1%
Chart Industries, Inc. 1.00%, due 11/15/24 (b)	24,911,000	33,153,178

Media 2.4%
DISH Network Corp. 3.375%, due 8/15/26	16,129,000	14,889,163
Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23	9,441,000	11,015,783
Liberty Media Corp. 1.375%, due 10/15/23	11,345,000	12,390,265
		38,295,211
Oil & Gas 2.6%
Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	20,143,000	1,813,215
EQT Corp. 1.75%, due 5/1/26 (b)	13,271,000	16,043,797
Pioneer Natural Resources Co. 0.25%, due 5/15/25 (b)	20,049,000	23,798,163
		41,655,175
Oil & Gas Services 1.6%
Helix Energy Solutions Group, Inc. 4.125%, due 9/15/23	9,707,000	8,755,900
Newpark Resources, Inc. 4.00%, due 12/1/21	7,687,000	6,855,863
Oil States International, Inc. 1.50%, due 2/15/23	19,764,000	10,248,199
		25,859,962
Pharmaceuticals 3.6%
DexCom, Inc. 0.25%, due 11/15/25 (b)	29,265,000	31,697,653
Neurocrine Biosciences, Inc. 2.25%, due 5/15/24	10,073,000	16,704,282
Pacira BioSciences, Inc.
0.75%, due 8/1/25 (b)	7,100,000	7,246,224
2.375%, due 4/1/22	1,655,000	1,812,350
		57,460,509
Retail 1.4%
American Eagle Outfitters, Inc. 3.75%, due 4/15/25 (b)	5,529,000	7,468,530
Burlington Stores, Inc. 2.25%, due 4/15/25 (b)	13,238,000	14,879,606
		22,348,136
Semiconductors 8.3%
Cree, Inc. 1.75%, due 5/1/26 (b)	2,320,000	3,751,150
Inphi Corp. 0.75%, due 4/15/25 (b)	34,573,000	45,177,922
Microchip Technology, Inc.
1.625%, due 2/15/25	8,778,000	19,070,205
1.625%, due 2/15/27	7,129,000	10,417,608
Micron Technology, Inc. 3.125%, due 5/1/32	3,183,000	15,825,478
Novellus Systems, Inc. 2.625%, due 5/15/41	1,076,000	12,705,401
ON Semiconductor Corp. 1.625%, due 10/15/23	2,305,000	2,886,577
Rambus, Inc. 1.375%, due 2/1/23	9,996,000	10,593,739
Silicon Laboratories, Inc. 0.625%, due 6/15/25 (b)	11,680,000	12,861,723
		133,289,803
Software 17.0%
Akamai Technologies, Inc. 0.375%, due 9/1/27 (b)	11,420,000	13,125,981
Atlassian, Inc. 0.625%, due 5/1/23	7,719,000	16,886,169
Coupa Software, Inc. 0.125%, due 6/15/25	5,508,000	10,978,161
Datadog, Inc. 0.125%, due 6/15/25 (b)	7,470,000	9,467,600
Envestnet, Inc. 1.75%, due 6/1/23	12,037,000	16,013,166
Everbridge, Inc. 0.125%, due 12/15/24 (b)	5,415,000	7,676,602
Five9, Inc. 0.50%, due 6/1/25 (b)	4,675,000	5,411,312
J2 Global, Inc. 1.75%, due 11/1/26 (b)	5,220,000	3,987,047
MongoDB, Inc. 0.25%, due 1/15/26 (b)	7,075,000	9,193,710
NICE Systems, Inc. 1.25%, due 1/15/24	19,683,000	48,936,859
Nuance Communications, Inc. 1.25%, due 4/1/25	11,278,000	16,941,065
RingCentral, Inc. (zero coupon), due 3/1/25 (b)	27,757,000	30,548,264
ServiceNow, Inc. (zero coupon), due 6/1/22	5,902,000	19,244,409
Splunk, Inc. 0.50%, due 9/15/23	17,437,000	26,383,320
Twilio, Inc. 0.25%, due 6/1/23	3,269,000	12,785,020
Workday, Inc. 0.25%, due 10/1/22	7,982,000	10,772,772
Zynga, Inc. 0.25%, due 6/1/24	10,627,000	14,260,106
		272,611,563
Telecommunications 2.5%
Infinera Corp. 2.50%, due 3/1/27 (b)	7,050,000	8,522,285
InterDigital, Inc. 2.00%, due 6/1/24	4,500,000	4,651,683
Viavi Solutions, Inc. 1.00%, due 3/1/24	14,679,000	18,036,524
Vonage Holdings Corp. 1.75%, due 6/1/24	8,091,000	8,241,598
		39,452,090
Transportation 0.9%
Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	13,687,000	14,097,610
Total Convertible Bonds (Cost $1,125,506,798)		1,434,630,225

	Shares
Convertible Preferred Stocks 6.1%
Banks 2.1%
Bank of America Corp. (c) Series L 7.25%	12,072	18,096,049
Wells Fargo & Co. (c) Series L 7.50%	11,552	15,612,528
		33,708,577
Chemicals 0.4%
Lyondellbasell Advanced Polymers, Inc. (c) 6.00%	5,832	5,931,144

Electric Utilities 0.7%
PG&E Corp. (a) 3.00%	110,900	11,117,725

Equity Real Estate Investment Trusts 0.8%
Crown Castle International Corp. 6.875%	8,856	12,796,920

Health Care Equipment & Supplies 0.3%
Becton Dickinson & Co. 6.00%	86,450	5,212,935

Machinery 1.1%
Stanley Black & Decker, Inc. 5.25%	182,200	17,392,812

Semiconductors & Semiconductor Equipment 0.7%
Broadcom, Inc. 8.00%	9,655	11,015,486

Total Convertible Preferred Stocks (Cost $88,162,930)		97,175,599

Total Convertible Securities (Cost $1,213,669,728)		1,531,805,824

Common Stocks 1.8%
Aerospace & Defense 0.2%
Raytheon Technologies Corp.	53,105	3,009,991

Banks 0.6%
Bank of America Corp.	398,621	9,917,691

Energy Equipment & Services 0.0% ‡
Weatherford International PLC (d)	272,914	472,141

Health Care Equipment & Supplies 1.0%
Teleflex, Inc.	41,951	15,651,918

Total Common Stocks (Cost $21,430,079)		29,051,741

Short-Term Investments 2.8%
Affiliated Investment Company 1.9%
MainStay U.S. Government Liquidity Fund, 0.05% (e)	30,326,761	30,326,761

Unaffiliated Investment Company 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (e)(f)	14,401,184	14,401,184

Total Short-Term Investments (Cost $44,727,945)		44,727,945

Total Investments (Cost $1,305,227,796)	100.2%	1,607,013,366
Other Assets, Less Liabilities	(0.2)	(2,482,445)
Net Assets	100.0%	$1,604,530,921

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $14,369,812; the total market value of collateral held by the Fund was $14,754,570. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $353,386.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	Current yield as of July 31, 2020.
(f)	Represents a security purchased with cash collateral received for securities on loan.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bond
Corporate Bond	$—	$1,427,856	$—	$1,427,856
Convertible Securities
Convertible Bonds	—	1,434,630,225	—	1,434,630,225
Convertible Preferred Stocks	97,175,599	—	—	97,175,599
Total Convertible Securities	97,175,599	1,434,630,225	—	1,531,805,824
Common Stocks	29,051,741	—	—	29,051,741
Short-Term Investments
Affiliated Investment Company	30,326,761	—	—	30,326,761
Unaffiliated Investment Company	14,401,184	—	—	14,401,184
Total Short-Term Investments	44,727,945	—	—	44,727,945
Total Investments in Securities	$170,955,285	$1,436,058,081	$—	$1,607,013,366

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Corporate Bond Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 92.5% †
Convertible Bonds 0.7%
Investment Companies 0.2%
Ares Capital Corp.
3.75%, due 2/1/22	$6,000,000	$6,029,231
4.625%, due 3/1/24	17,535,000	17,962,854
		23,992,085
Media 0.5%
DISH Network Corp.
2.375%, due 3/15/24	37,339,000	34,365,779
3.375%, due 8/15/26	23,500,000	21,693,554
		56,059,333
Total Convertible Bonds (Cost $74,619,070)		80,051,418

Corporate Bonds 89.0%
Advertising 1.4%
Lamar Media Corp.
3.75%, due 2/15/28 (a)	21,000,000	21,183,750
4.00%, due 2/15/30 (a)	13,000,000	13,130,000
4.875%, due 1/15/29 (a)	6,000,000	6,285,000
5.75%, due 2/1/26	46,042,000	48,357,913
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, due 3/15/30 (a)	5,305,000	4,960,175
5.00%, due 8/15/27 (a)	26,000,000	25,457,120
5.625%, due 2/15/24	23,126,000	23,357,260
6.25%, due 6/15/25 (a)	15,570,000	15,803,550
		158,534,768
Aerospace & Defense 1.8%
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, due 8/15/26 (a)	25,280,000	20,294,784
Howmet Aerospace, Inc. 6.875%, due 5/1/25	7,000,000	7,949,617
Spirit AeroSystems, Inc. 7.50%, due 4/15/25 (a)	14,000,000	13,759,200
SSL Robotics LLC 9.75%, due 12/31/23 (a)	5,000,000	5,551,500
TransDigm UK Holdings PLC 6.875%, due 5/15/26	18,100,000	18,054,750
TransDigm, Inc.
6.25%, due 3/15/26 (a)	83,875,000	88,488,125
6.50%, due 7/15/24	31,441,000	31,519,603
6.50%, due 5/15/25	5,000,000	4,900,000
7.50%, due 3/15/27	11,350,000	11,491,875
8.00%, due 12/15/25 (a)	11,000,000	11,935,000
		213,944,454
Airlines 0.3%
Delta Air Lines, Inc.
7.00%, due 5/1/25 (a)	5,000,000	5,339,562
7.375%, due 1/15/26	8,500,000	8,426,220
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)	25,235,000	26,118,225
		39,884,007
Apparel 0.2%
Levi Strauss & Co. 5.00%, due 5/1/25 (a)	20,000,000	20,452,000

Auto Manufacturers 2.1%
Allison Transmission, Inc. 5.00%, due 10/1/24 (a)	7,550,000	7,695,338
BCD Acquisition, Inc. 9.625%, due 9/15/23 (a)	21,080,000	20,658,400
Ford Holdings LLC 9.30%, due 3/1/30	30,695,000	35,913,150
Ford Motor Co.
7.45%, due 7/16/31	16,935,000	20,073,055
9.00%, due 4/22/25	8,400,000	9,896,250
9.625%, due 4/22/30	7,000,000	9,222,500
Ford Motor Credit Co. LLC
3.336%, due 3/18/21	2,000,000	2,005,000
3.339%, due 3/28/22	6,000,000	6,030,000
4.271%, due 1/9/27	7,500,000	7,614,750
4.389%, due 1/8/26	2,500,000	2,567,950
5.125%, due 6/16/25	13,000,000	13,858,910
5.584%, due 3/18/24	3,660,000	3,888,750
General Motors Co. 6.80%, due 10/1/27	5,500,000	6,697,333
General Motors Financial Co., Inc.
4.20%, due 3/1/21	5,800,000	5,885,779
4.35%, due 4/9/25	7,410,000	8,003,301
5.10%, due 1/17/24	1,900,000	2,080,463
5.25%, due 3/1/26	14,220,000	16,090,802
J.B. Poindexter & Company, Inc. 7.125%, due 4/15/26 (a)	28,645,000	30,220,475
McLaren Finance PLC 5.75%, due 8/1/22 (a)	26,535,000	22,554,750
Wabash National Corp. 5.50%, due 10/1/25 (a)	20,824,000	20,251,340
		251,208,296
Auto Parts & Equipment 2.1%
Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (a)	21,225,000	19,818,844
Adient U.S. LLC (a)
7.00%, due 5/15/26	17,905,000	19,203,113
9.00%, due 4/15/25	6,000,000	6,667,500
American Axle & Manufacturing, Inc. 6.25%, due 4/1/25 (b)	2,676,000	2,764,629
Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (a)	7,000,000	7,315,000
Exide International Holdings, L.P. 10.75% (6.25% Cash and 4.50% PIK), due 10/31/21 (a)(c)(d)(e)(f)(g)(h)	33,665,746	29,592,191
Exide Technologies(a)(c)(d)(e)(f)(g)(h)
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	84,194,575	14,734,051
11.00% (3.00% Cash and 8.00% PIK), due 10/31/24	34,978,592	0
IHO Verwaltungs GmbH (a)(h)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	33,725,000	34,315,187
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	28,859,000	30,085,507
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	30,170,000	31,527,650
Meritor, Inc.
6.25%, due 2/15/24	5,000,000	5,112,500
6.25%, due 6/1/25 (a)	10,000,000	10,600,000
Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (a)	24,020,000	24,101,845
Tenneco, Inc.
5.00%, due 7/15/26	11,053,000	7,405,510
5.375%, due 12/15/24	8,800,000	5,853,848
		249,097,375
Banks 0.1%
Freedom Mortgage Corp. 8.125%, due 11/15/24 (a)	8,000,000	7,880,000

Building Materials 1.5%
BMC East LLC 5.50%, due 10/1/24 (a)	5,000,000	5,112,500
Griffon Corp. 5.75%, due 3/1/28 (a)	5,000,000	5,225,000
James Hardie International Finance DAC (a)
4.75%, due 1/15/25	13,000,000	13,357,500
5.00%, due 1/15/28	31,840,000	33,909,600
Patrick Industries, Inc. 7.50%, due 10/15/27 (a)	18,400,000	19,582,016
Standard Industries, Inc. 5.00%, due 2/15/27 (a)	10,635,000	11,299,687
Summit Materials LLC / Summit Materials Finance Corp.
5.125%, due 6/1/25 (a)	7,815,000	7,990,838
5.25%, due 1/15/29 (a)	15,500,000	16,081,250
6.125%, due 7/15/23	38,660,000	38,683,196
6.50%, due 3/15/27 (a)	21,730,000	23,938,203
		175,179,790
Chemicals 2.3%
Avient Corp.
5.25%, due 3/15/23	26,406,000	29,019,666
5.75%, due 5/15/25 (a)	8,150,000	8,846,744
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B.V. 4.75%, due 6/15/27 (a)	10,000,000	10,475,000
Blue Cube Spinco LLC
9.75%, due 10/15/23	26,681,000	27,814,942
10.00%, due 10/15/25	24,400,000	26,047,000
Innophos Holdings, Inc. 9.375%, due 2/15/28 (a)	21,991,000	22,430,820
Minerals Technologies, Inc. 5.00%, due 7/1/28 (a)	5,000,000	5,189,000
Neon Holdings, Inc. 10.125%, due 4/1/26 (a)	18,442,000	18,718,630
NOVA Chemicals Corp. (a)
4.875%, due 6/1/24	9,810,000	9,805,095
5.25%, due 6/1/27	12,500,000	11,828,125
Olin Corp.
5.50%, due 8/15/22	10,000,000	10,200,000
5.625%, due 8/1/29	24,290,000	23,221,726
9.50%, due 6/1/25 (a)	7,000,000	7,980,000
TPC Group, Inc. 10.50%, due 8/1/24 (a)	55,497,000	49,392,330
Valvoline, Inc. 4.375%, due 8/15/25 (a)	8,000,000	8,270,000
W.R. Grace & Co. 4.875%, due 6/15/27 (a)	5,000,000	5,325,000
		274,564,078
Coal 0.1%
Natural Resource Partners LP / NRP Finance Corp. 9.125%, due 6/30/25 (a)	10,000,000	8,437,500

Commercial Services 3.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)
6.625%, due 7/15/26	11,100,000	11,877,000
9.75%, due 7/15/27	14,705,000	16,344,902
AMN Healthcare, Inc. 4.625%, due 10/1/27 (a)	5,302,000	5,288,745
Ashtead Capital, Inc. (a)
4.00%, due 5/1/28	16,665,000	17,331,600
4.25%, due 11/1/29	13,400,000	14,155,492
4.375%, due 8/15/27	12,944,000	13,494,120
5.25%, due 8/1/26	17,120,000	18,147,200
Cimpress PLC 7.00%, due 6/15/26 (a)	30,585,000	30,982,605
Gartner, Inc. (a)
4.50%, due 7/1/28	4,000,000	4,200,000
5.125%, due 4/1/25	49,417,000	51,086,800
Graham Holdings Co. 5.75%, due 6/1/26 (a)	39,695,000	42,076,700
Harsco Corp. 5.75%, due 7/31/27 (a)	17,630,000	18,496,338
IHS Markit, Ltd. (a)
4.75%, due 2/15/25	3,000,000	3,400,200
5.00%, due 11/1/22	38,545,000	41,480,174
Jaguar Holding Co. II / PPD Development L.P. 5.00%, due 6/15/28 (a)	5,585,000	5,946,350
Korn Ferry 4.625%, due 12/15/27 (a)	12,345,000	12,665,970
Nielsen Co. Luxembourg S.A.R.L. (a)
5.00%, due 2/1/25	21,887,000	22,461,971
5.50%, due 10/1/21	3,298,000	3,310,368
Nielsen Finance LLC / Nielsen Finance Co. 5.00%, due 4/15/22 (a)	38,890,000	39,061,116
Ritchie Bros. Auctioneers, Inc. 5.375%, due 1/15/25 (a)	21,925,000	22,687,771
United Rentals North America, Inc.
3.875%, due 11/15/27	14,735,000	15,471,750
3.875%, due 2/15/31	17,500,000	17,850,000
4.875%, due 1/15/28	8,300,000	8,912,125
5.25%, due 1/15/30	7,000,000	7,665,000
5.50%, due 7/15/25	5,000,000	5,143,000
6.50%, due 12/15/26	12,270,000	13,619,700
		463,156,997
Computers 0.1%
NCR Corp. 8.125%, due 4/15/25 (a)	6,150,000	6,824,655

Cosmetics & Personal Care 0.4%
Edgewell Personal Care Co.
4.70%, due 5/24/22	27,458,000	28,899,545
5.50%, due 6/1/28 (a)	15,275,000	16,535,187
		45,434,732
Distribution & Wholesale 0.1%
Performance Food Group, Inc. (a)
5.50%, due 10/15/27	8,000,000	8,260,000
6.875%, due 5/1/25	2,585,000	2,785,337
Resideo Funding, Inc. 6.125%, due 11/1/26 (a)	5,130,000	5,232,600
		16,277,937
Diversified Financial Services 1.2%
Credit Acceptance Corp.
5.125%, due 12/31/24 (a)	14,515,000	14,776,270
6.625%, due 3/15/26	31,675,000	33,060,781
Jefferies Finance LLC / JFIN Co-Issuer Corp. (a)
6.25%, due 6/3/26	11,500,000	11,212,500
7.25%, due 8/15/24	12,990,000	11,937,291
LPL Holdings, Inc. (a)
4.625%, due 11/15/27	10,000,000	10,300,000
5.75%, due 9/15/25	33,820,000	35,172,800
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, due 12/15/22 (a)	17,860,000	16,609,800
StoneX Group, Inc. 8.625%, due 6/15/25 (a)	6,320,000	6,770,300
		139,839,742
Electric 1.2%
Clearway Energy Operating LLC 4.75%, due 3/15/28 (a)	9,200,000	9,832,500
DPL, Inc. 4.125%, due 7/1/25 (a)	22,825,000	24,038,605
Keystone Power Pass-Through Holders LLC / Conemaugh Power Pass-Through Holders 13.00% (13.00% PIK), due 6/1/24 (a)(g)(h)	10,427,183	9,384,465
NextEra Energy Operating Partners, L.P. 3.875%, due 10/15/26 (a)	12,740,000	13,313,300
NRG Energy, Inc.
5.75%, due 1/15/28	6,000,000	6,594,720
6.625%, due 1/15/27	7,000,000	7,455,000
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.50%, due 8/15/28 (a)	13,155,000	13,944,300
PG&E Corp.
5.00%, due 7/1/28	22,300,000	22,945,585
5.25%, due 7/1/30	12,000,000	12,480,000
Vistra Operations Co. LLC 5.00%, due 7/31/27 (a)	16,000,000	17,080,000
		137,068,475
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc. (a)
6.375%, due 7/15/26	15,300,000	16,294,500
7.75%, due 1/15/27	16,055,000	17,824,261
WESCO Distribution, Inc.
5.375%, due 12/15/21	11,549,000	11,624,184
7.125%, due 6/15/25 (a)	17,500,000	19,204,325
7.25%, due 6/15/28 (a)	14,250,000	15,568,125
		80,515,395
Electronics 0.2%
Itron, Inc. 5.00%, due 1/15/26 (a)	18,066,000	18,662,178

Energy - Alternate Sources 0.0% ‡
Terraform Power Operating LLC 4.75%, due 1/15/30 (a)	5,000,000	5,412,500

Engineering & Construction 0.6%
Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22	12,874,000	13,357,805
PowerTeam Services LLC 9.033%, due 12/4/25 (a)	12,925,000	13,690,806
Weekley Homes LLC / Weekley Finance Corp.
6.00%, due 2/1/23	26,379,000	26,379,000
6.625%, due 8/15/25	13,399,000	14,052,201
		67,479,812
Entertainment 2.3%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.50%, due 2/15/28 (a)	23,020,000	21,293,500
Boyne USA, Inc. 7.25%, due 5/1/25 (a)	15,500,000	16,565,625
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	15,830,000	16,146,600
5.50%, due 4/1/27	32,727,000	34,240,624
International Game Technology PLC 6.25%, due 1/15/27 (a)	22,700,000	24,175,500
Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (a)	10,359,000	9,400,793
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,800,000	11,824,000
4.875%, due 11/1/24	5,000,000	4,725,000
6.50%, due 5/15/27	38,280,000	41,151,000
Merlin Entertainments PLC 5.75%, due 6/15/26 (a)	34,400,000	32,680,000
Motion Bondco DAC 6.625%, due 11/15/27 (a)	12,225,000	10,440,639
Powdr Corp. 6.00%, due 8/1/25 (a)	6,150,000	6,288,375
Twin River Worldwide Holdings, Inc. 6.75%, due 6/1/27 (a)	27,465,000	26,709,712
Vail Resorts, Inc. 6.25%, due 5/15/25 (a)	8,200,000	8,835,500
		264,476,868
Food 2.0%
B&G Foods, Inc. 5.25%, due 4/1/25	24,375,000	25,475,044
Ingles Markets, Inc. 5.75%, due 6/15/23	2,324,000	2,358,860
Kraft Heinz Foods Co.
3.875%, due 5/15/27 (a)	17,155,000	18,476,288
3.95%, due 7/15/25	42,000	46,169
4.25%, due 3/1/31 (a)	13,000,000	14,349,823
6.50%, due 2/9/40	24,794,000	31,321,381
6.875%, due 1/26/39	34,650,000	46,461,063
7.125%, due 8/1/39 (a)	11,000,000	14,910,640
Lamb Weston Holdings, Inc. 4.875%, due 5/15/28 (a)	10,000,000	11,237,500
Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (a)	18,024,000	20,006,640
Land O'Lakes, Inc. 6.00%, due 11/15/22 (a)	23,000,000	24,498,220
Nathan's Famous, Inc. 6.625%, due 11/1/25 (a)	4,000,000	4,100,000
Simmons Foods, Inc. 7.75%, due 1/15/24 (a)	7,000,000	7,358,750
TreeHouse Foods, Inc. 6.00%, due 2/15/24 (a)	14,115,000	14,573,738
		235,174,116
Food Services 0.2%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)	23,465,000	24,755,575

Forest Products & Paper 1.1%
Mercer International, Inc.
5.50%, due 1/15/26	2,585,000	2,442,825
6.50%, due 2/1/24	22,682,000	22,346,533
7.375%, due 1/15/25	25,400,000	25,590,500
Schweitzer-Mauduit International, Inc. 6.875%, due 10/1/26 (a)	14,605,000	15,505,106
Smurfit Kappa Treasury Funding DAC 7.50%, due 11/20/25	52,580,000	63,490,350
		129,375,314
Gas 0.8%
AmeriGas Partners, L.P. / AmeriGas Finance Corp.
5.625%, due 5/20/24	26,531,000	28,520,825
5.75%, due 5/20/27	17,060,000	18,680,700
5.875%, due 8/20/26	25,075,000	27,669,009
Rockpoint Gas Storage Canada, Ltd. 7.00%, due 3/31/23 (a)	19,230,000	17,595,450
		92,465,984
Hand & Machine Tools 0.4%
Colfax Corp. (a)
6.00%, due 2/15/24	12,645,000	13,308,862
6.375%, due 2/15/26	18,640,000	20,131,200
Werner FinCo, L.P. / Werner FinCo, Inc. 8.75%, due 7/15/25 (a)	14,030,000	12,065,800
		45,505,862
Health Care - Products 0.8%
Avanos Medical, Inc. 6.25%, due 10/15/22	23,306,000	23,364,265
Hologic, Inc. (a)
4.375%, due 10/15/25	16,373,000	16,782,325
4.625%, due 2/1/28	5,630,000	6,010,982
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 7.25%, due 2/1/28 (a)	4,300,000	4,498,875
Teleflex, Inc.
4.25%, due 6/1/28 (a)	32,685,000	35,013,806
4.875%, due 6/1/26	6,250,000	6,562,500
		92,232,753
Health Care - Services 4.8%
Acadia Healthcare Co., Inc.
5.50%, due 7/1/28 (a)	8,950,000	9,431,063
5.625%, due 2/15/23	12,490,000	12,686,468
6.50%, due 3/1/24	11,195,000	11,505,213
AHP Health Partners, Inc. 9.75%, due 7/15/26 (a)	21,000,000	22,312,500
Catalent Pharma Solutions, Inc. (a)
4.875%, due 1/15/26	10,264,000	10,546,260
5.00%, due 7/15/27	9,385,000	9,986,766
Centene Corp.
4.25%, due 12/15/27	6,200,000	6,587,500
4.625%, due 12/15/29	24,790,000	27,647,295
4.75%, due 1/15/25	16,000,000	16,581,120
5.25%, due 4/1/25 (a)	15,310,000	15,964,043
5.375%, due 6/1/26 (a)	3,045,000	3,256,353
5.375%, due 8/15/26 (a)	4,255,000	4,552,850
Charles River Laboratories International, Inc. 5.50%, due 4/1/26 (a)	5,235,000	5,529,469
DaVita, Inc. 4.625%, due 6/1/30 (a)	5,000,000	5,325,000
Encompass Health Corp.
4.50%, due 2/1/28	23,185,000	24,228,325
4.75%, due 2/1/30	24,790,000	26,193,610
5.75%, due 11/1/24	15,958,000	16,117,580
HCA, Inc.
3.50%, due 9/1/30	20,920,000	21,987,214
5.25%, due 4/15/25	15,000,000	17,472,646
5.25%, due 6/15/26	5,000,000	5,874,448
5.375%, due 2/1/25	26,525,000	29,906,937
5.375%, due 9/1/26	4,170,000	4,764,225
5.625%, due 9/1/28	11,000,000	13,117,500
5.875%, due 5/1/23	7,240,000	7,945,900
5.875%, due 2/15/26	25,000,000	29,257,500
5.875%, due 2/1/29	4,565,000	5,557,888
7.50%, due 12/15/23	1,500,000	1,687,500
7.50%, due 11/6/33	19,975,000	26,916,312
7.58%, due 9/15/25	8,520,000	9,755,400
7.69%, due 6/15/25	31,650,000	37,267,875
8.36%, due 4/15/24	4,524,000	5,157,360
IQVIA, Inc. (a)
5.00%, due 10/15/26	30,113,000	31,768,613
5.00%, due 5/15/27	5,000,000	5,335,938
LifePoint Health, Inc. 6.75%, due 4/15/25 (a)	9,190,000	9,902,225
Molina Healthcare, Inc.
4.375%, due 6/15/28 (a)	8,000,000	8,500,240
5.375%, due 11/15/22	8,180,000	8,589,000
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, due 12/1/26 (a)	35,490,000	39,400,998
Select Medical Corp. 6.25%, due 8/15/26 (a)	9,950,000	10,721,125
		559,338,259
Holding Companies - Diversified 0.3%
Stena International S.A. (a)
5.75%, due 3/1/24	4,500,000	4,263,750
6.125%, due 2/1/25	34,560,000	33,350,400
		37,614,150
Home Builders 2.3%
Adams Homes, Inc. 7.50%, due 2/15/25 (a)	15,630,000	15,317,400
Ashton Woods USA LLC / Ashton Woods Finance Co. (a)
6.625%, due 1/15/28	6,000,000	6,045,000
6.75%, due 8/1/25	5,496,000	5,578,440
9.875%, due 4/1/27	10,540,000	11,383,200
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. (a)
4.875%, due 2/15/30	5,000,000	4,537,500
6.25%, due 9/15/27	17,360,000	17,360,000
6.375%, due 5/15/25	7,665,000	7,779,975
Century Communities, Inc.
5.875%, due 7/15/25	4,630,000	4,764,640
6.75%, due 6/1/27	23,305,000	24,888,342
Installed Building Products, Inc. 5.75%, due 2/1/28 (a)	17,080,000	17,976,700
M/I Homes, Inc.
4.95%, due 2/1/28	7,500,000	7,706,250
5.625%, due 8/1/25	6,000,000	6,240,000
Meritage Homes Corp. 5.125%, due 6/6/27	6,015,000	6,436,050
New Home Co., Inc. 7.25%, due 4/1/22	20,030,000	18,928,350
Picasso Finance Sub, Inc. 6.125%, due 6/15/25 (a)	15,000,000	15,937,500
Pultegroup, Inc. 6.375%, due 5/15/33	8,125,000	10,151,781
Shea Homes, L.P. / Shea Homes Funding Corp. (a)
4.75%, due 2/15/28	22,525,000	23,632,104
6.125%, due 4/1/25	24,884,000	25,630,520
Taylor Morrison Communities, Inc. (a)
5.75%, due 1/15/28	5,000,000	5,613,550
5.875%, due 6/15/27	3,420,000	3,779,100
Williams Scotsman International, Inc. 6.875%, due 8/15/23 (a)	12,300,000	12,702,333
Winnebago Industries, Inc. 6.25%, due 7/15/28 (a)	11,740,000	12,415,050
		264,803,785
Household Products & Wares 0.8%
Prestige Brands, Inc. (a)
5.125%, due 1/15/28	24,420,000	25,623,662
6.375%, due 3/1/24	44,988,000	46,562,580
Spectrum Brands, Inc.
5.75%, due 7/15/25	11,687,000	12,037,610
6.125%, due 12/15/24	6,945,000	7,153,350
		91,377,202
Housewares 0.1%
CD&R Smokey Buyer, Inc. 6.75%, due 7/15/25 (a)	5,900,000	6,313,000
Newell Brands, Inc. 4.875%, due 6/1/25	5,035,000	5,475,563
		11,788,563
Insurance 1.1%
American Equity Investment Life Holding Co. 5.00%, due 6/15/27	26,515,000	28,949,311
Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	5,435,000	6,798,609
Fidelity & Guaranty Life Holdings, Inc. 5.50%, due 5/1/25 (a)	15,725,000	17,182,236
MGIC Investment Corp. 5.75%, due 8/15/23	28,580,000	30,009,000
NMI Holdings, Inc. 7.375%, due 6/1/25 (a)	9,500,000	10,327,545
Radian Group, Inc. 4.875%, due 3/15/27	5,000,000	4,845,650
USI, Inc. 6.875%, due 5/1/25 (a)	25,170,000	25,799,250
		123,911,601
Internet 2.3%
Cogent Communications Group, Inc. 5.375%, due 3/1/22 (a)	7,970,000	8,308,725
Expedia Group, Inc. (a)
6.25%, due 5/1/25	8,600,000	9,399,048
7.00%, due 5/1/25	16,415,000	17,771,243
GrubHub Holdings, Inc. 5.50%, due 7/1/27 (a)	8,000,000	8,350,000
Netflix, Inc.
3.625%, due 6/15/25 (a)	10,000,000	10,600,000
4.875%, due 4/15/28	2,000,000	2,324,840
4.875%, due 6/15/30 (a)	10,000,000	11,756,000
5.375%, due 11/15/29 (a)	9,205,000	11,149,556
5.50%, due 2/15/22	22,265,000	23,517,406
5.75%, due 3/1/24	24,961,000	28,018,723
5.875%, due 2/15/25	7,411,000	8,522,650
5.875%, due 11/15/28	32,450,000	40,075,750
Uber Technologies, Inc. (a)
7.50%, due 5/15/25	11,175,000	11,789,625
7.50%, due 9/15/27	21,160,000	22,138,650
VeriSign, Inc.
4.625%, due 5/1/23	6,615,000	6,702,186
4.75%, due 7/15/27	13,480,000	14,636,314
5.25%, due 4/1/25	26,661,000	30,393,540
		265,454,256
Investment Companies 1.4%
Ares Capital Corp. 4.20%, due 6/10/24	5,000,000	5,138,298
Compass Group Diversified Holdings LLC 8.00%, due 5/1/26 (a)	27,650,000	29,170,750
FS Energy & Power Fund 7.50%, due 8/15/23 (a)	72,217,000	63,535,795
Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
4.75%, due 9/15/24	13,065,000	13,326,300
5.25%, due 5/15/27	24,290,000	25,018,700
6.25%, due 5/15/26	29,425,000	31,095,457
		167,285,300
Iron & Steel 1.1%
Allegheny Ludlum LLC 6.95%, due 12/15/25	22,688,000	21,893,920
Allegheny Technologies, Inc. 7.875%, due 8/15/23	4,610,000	4,853,731
Big River Steel LLC / BRS Finance Corp. 7.25%, due 9/1/25 (a)	65,109,000	65,719,723
Mineral Resources, Ltd. 8.125%, due 5/1/27 (a)	37,440,000	41,324,774
		133,792,148
Leisure Time 1.4%
Carlson Travel, Inc. (a)
6.75%, due 12/15/23	67,516,000	51,987,320
9.50%, due 12/15/24	47,475,000	25,577,156
Carnival Corp. (a)
10.50%, due 2/1/26	22,965,000	23,768,775
11.50%, due 4/1/23	12,600,000	13,702,500
Silversea Cruise Finance, Ltd. 7.25%, due 2/1/25 (a)	33,867,000	32,681,655
Vista Outdoor, Inc. 5.875%, due 10/1/23	16,327,000	16,327,000
		164,044,406
Lodging 2.1%
Boyd Gaming Corp.
4.75%, due 12/1/27 (a)	17,920,000	17,225,600
6.00%, due 8/15/26	32,365,000	32,620,036
6.375%, due 4/1/26	10,650,000	10,889,625
8.625%, due 6/1/25 (a)	8,000,000	8,819,040
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30	23,325,000	24,432,938
5.125%, due 5/1/26	40,515,000	41,933,025
5.375%, due 5/1/25 (a)	5,000,000	5,227,500
5.75%, due 5/1/28 (a)	12,500,000	13,343,750
Hyatt Hotels Corp.
5.375%, due 4/23/25	10,700,000	11,496,842
5.75%, due 4/23/30	10,595,000	12,064,688
Marriott International, Inc.
3.75%, due 3/15/25	5,000,000	4,973,393
4.15%, due 12/1/23	5,000,000	5,257,541
4.625%, due 6/15/30	2,000,000	2,143,543
5.75%, due 5/1/25	28,075,000	31,186,439
Marriott Ownership Resorts, Inc. / ILG LLC 6.50%, due 9/15/26	12,406,000	12,716,150
MGM Resorts International
5.50%, due 4/15/27	12,000,000	12,060,000
5.75%, due 6/15/25	4,996,000	5,158,370
		251,548,480
Machinery - Construction & Mining 0.1%
BWX Technologies, Inc. 4.125%, due 6/30/28 (a)	7,200,000	7,488,000

Machinery - Diversified 0.5%
Briggs & Stratton Corp. 6.875%, due 12/15/20 (e)(f)	9,000,000	630,000
Stevens Holding Co., Inc. 6.125%, due 10/1/26 (a)	14,965,000	16,012,550
Tennant Co. 5.625%, due 5/1/25	21,840,000	22,604,400
Vertical Holdco GmbH Co. 7.625%, due 7/15/28 (a)	6,070,000	6,449,375
Vertical U.S. Newco, Inc. 5.25%, due 7/15/27 (a)	11,025,000	11,686,500
		57,382,825
Media 6.0%
Altice Financing S.A. 7.50%, due 5/15/26 (a)	9,690,000	10,419,173
Block Communications, Inc. 4.875%, due 3/1/28 (a)	14,000,000	14,140,000
CCO Holdings LLC / CCO Holdings Capital Corp. (a)
4.25%, due 2/1/31	21,500,000	22,435,678
4.50%, due 8/15/30	47,430,000	50,271,057
4.50%, due 5/1/32	23,000,000	24,265,000
4.75%, due 3/1/30	28,935,000	30,797,691
5.00%, due 2/1/28	21,000,000	22,260,000
5.125%, due 5/1/27	41,225,000	43,737,148
5.375%, due 5/1/25	3,025,000	3,119,531
5.375%, due 6/1/29	9,495,000	10,397,025
5.50%, due 5/1/26	825,000	872,685
5.75%, due 2/15/26	31,845,000	33,357,637
5.875%, due 4/1/24	25,215,000	26,089,960
5.875%, due 5/1/27	5,920,000	6,260,400
CSC Holdings LLC (a)
5.75%, due 1/15/30	31,435,000	34,847,269
6.50%, due 2/1/29	11,075,000	12,680,875
Diamond Sports Group LLC / Diamond Sports Finance Co. (a)
5.375%, due 8/15/26	5,490,000	4,227,684
6.625%, due 8/15/27	11,695,000	6,403,013
DISH DBS Corp.
5.875%, due 7/15/22	24,537,000	25,825,193
6.75%, due 6/1/21	10,205,000	10,562,175
7.75%, due 7/1/26	36,775,000	41,467,490
LCPR Senior Secured Financing DAC 6.75%, due 10/15/27 (a)	52,230,000	56,434,515
Meredith Corp.
6.50%, due 7/1/25 (a)	5,000,000	5,087,500
6.875%, due 2/1/26	64,900,000	56,378,630
Quebecor Media, Inc. 5.75%, due 1/15/23	31,005,000	33,804,751
Sirius XM Radio, Inc. (a)
4.625%, due 7/15/24	5,000,000	5,265,000
5.00%, due 8/1/27	15,700,000	16,733,374
5.375%, due 7/15/26	6,000,000	6,322,140
5.50%, due 7/1/29	11,590,000	12,908,363
Sterling Entertainment Enterprises LLC 10.25%, due 1/15/25 (c)(d)(g)(i)	20,000,000	20,020,000
TEGNA, Inc. 4.625%, due 3/15/28 (a)	4,000,000	3,948,000
Videotron, Ltd.
5.00%, due 7/15/22	15,949,000	16,706,578
5.375%, due 6/15/24 (a)	17,850,000	19,367,250
Virgin Media Finance PLC 5.00%, due 7/15/30 (a)	11,500,000	12,015,660
		699,428,445
Metal Fabricate & Hardware 0.9%
Advanced Drainage Systems, Inc. 5.00%, due 9/30/27 (a)	8,615,000	8,873,450
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, due 12/15/23 (a)	67,820,000	68,922,075
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (a)	16,445,000	8,222,500
Park-Ohio Industries, Inc. 6.625%, due 4/15/27	17,990,000	15,786,225
		101,804,250
Mining 2.0%
Alcoa Nederland Holding B.V. (a)
6.75%, due 9/30/24	7,910,000	8,247,045
7.00%, due 9/30/26	20,510,000	21,945,700
Arconic Corp. 6.00%, due 5/15/25 (a)	14,435,000	15,562,662
Century Aluminum Co. 12.00%, due 7/1/25 (a)	10,500,000	10,815,000
Compass Minerals International, Inc. (a)
4.875%, due 7/15/24	7,000,000	7,140,000
6.75%, due 12/1/27	25,500,000	27,667,500
Constellium S.E. (a)
5.625%, due 6/15/28	1,250,000	1,311,250
5.875%, due 2/15/26	7,577,000	7,804,310
First Quantum Minerals, Ltd. (a)
7.25%, due 4/1/23	25,027,000	25,138,370
7.50%, due 4/1/25	4,000,000	4,040,000
Hecla Mining Co. 7.25%, due 2/15/28	4,350,000	4,621,875
Joseph T. Ryerson & Son, Inc 8.50%, due 8/1/28 (a)	13,000,000	14,160,250
Novelis Corp. (a)
4.75%, due 1/30/30	16,745,000	17,469,556
5.875%, due 9/30/26	64,580,000	68,901,048
		234,824,566
Miscellaneous - Manufacturing 0.9%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	5,100,000	5,202,000
5.625%, due 7/1/27	23,395,000	24,681,725
EnPro Industries, Inc. 5.75%, due 10/15/26	20,349,000	21,061,215
FXI Holdings, Inc. 12.25%, due 11/15/26 (a)	21,987,000	21,569,247
Hillenbrand, Inc. 5.75%, due 6/15/25	8,500,000	9,137,500
Koppers, Inc. 6.00%, due 2/15/25 (a)	26,535,000	27,331,050
		108,982,737
Oil & Gas 7.2%
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (a)
7.00%, due 11/1/26	11,790,000	7,545,600
10.00%, due 4/1/22	13,335,000	11,022,044
California Resources Corp. 8.00%, due 12/15/22 (a)(e)(f)	67,570,000	1,215,584
Callon Petroleum Co. 6.125%, due 10/1/24	23,000,000	7,072,500
Comstock Resources, Inc.
9.75%, due 8/15/26	8,135,000	8,132,397
9.75%, due 8/15/26	63,555,000	63,555,000
Continental Resources, Inc.
4.50%, due 4/15/23	24,225,000	24,225,000
5.00%, due 9/15/22	6,750,000	6,750,000
CVR Energy, Inc. (a)
5.25%, due 2/15/25	7,000,000	6,387,500
5.75%, due 2/15/28	2,000,000	1,790,600
Endeavor Energy Resources, L.P. / EER Finance, Inc. 6.625%, due 7/15/25 (a)	7,025,000	7,380,676
Energy Ventures Gom LLC / EnVen Finance Corp. 11.00%, due 2/15/23 (a)	16,000,000	13,440,000
EQT Corp. 7.875%, due 2/1/25	21,899,000	24,006,779
Gulfport Energy Corp.
6.00%, due 10/15/24	50,754,000	26,575,809
6.375%, due 5/15/25	24,354,000	11,689,920
6.375%, due 1/15/26	11,915,000	5,957,500
6.625%, due 5/1/23	17,072,000	10,102,015
Hess Corp. 6.00%, due 1/15/40	5,000,000	5,748,107
Indigo Natural Resources LLC 6.875%, due 2/15/26 (a)	18,620,000	17,943,908
Jagged Peak Energy LLC 5.875%, due 5/1/26	4,150,000	4,233,000
Marathon Oil Corp.
4.40%, due 7/15/27	21,000,000	21,264,754
6.60%, due 10/1/37	3,100,000	3,250,835
6.80%, due 3/15/32	8,000,000	8,653,413
Matador Resources Co. 5.875%, due 9/15/26	16,330,000	12,410,800
Moss Creek Resources Holdings, Inc. 7.50%, due 1/15/26 (a)	12,465,000	7,260,862
Murphy Oil Corp. 6.875%, due 8/15/24	10,590,000	10,537,050
Noble Energy, Inc.
3.85%, due 1/15/28	5,560,000	6,350,127
3.90%, due 11/15/24	6,550,000	7,267,701
4.95%, due 8/15/47	10,000,000	13,606,459
5.05%, due 11/15/44	33,000,000	44,234,444
5.25%, due 11/15/43	6,500,000	8,823,719
6.00%, due 3/1/41	3,500,000	5,025,308
Occidental Petroleum Corp.
2.70%, due 8/15/22	11,350,000	10,964,554
2.70%, due 2/15/23	18,510,000	17,723,325
2.90%, due 8/15/24	8,000,000	7,529,600
3.20%, due 8/15/26	12,000,000	10,923,480
3.40%, due 4/15/26	2,744,000	2,483,320
3.50%, due 8/15/29	5,000,000	4,443,850
5.55%, due 3/15/26	30,505,000	30,611,767
6.45%, due 9/15/36	5,000,000	5,030,250
6.95%, due 7/1/24	13,950,000	14,612,625
7.15%, due 5/15/28	4,000,000	3,980,000
Parkland Corp. (a)
5.875%, due 7/15/27	11,025,000	11,686,500
6.00%, due 4/1/26	5,705,000	6,048,441
Parsley Energy LLC / Parsley Finance Corp. (a)
4.125%, due 2/15/28	2,500,000	2,462,500
5.25%, due 8/15/25	6,400,000	6,496,000
5.625%, due 10/15/27	4,000,000	4,190,000
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, due 2/15/28 (a)	31,560,000	25,301,652
7.25%, due 6/15/25	20,980,000	18,986,900
9.25%, due 5/15/25 (a)	18,140,000	20,271,087
PDC Energy, Inc. 6.125%, due 9/15/24	22,880,000	23,157,763
PetroQuest Energy, Inc. 10.00% (10.00% PIK), due 2/15/24 (c)(d)(g)(h)	21,970,539	2,197
QEP Resources, Inc.
5.25%, due 5/1/23	13,350,000	9,311,625
5.625%, due 3/1/26	19,790,000	11,527,675
6.875%, due 3/1/21	6,000,000	5,850,000
Range Resources Corp.
5.875%, due 7/1/22	9,604,000	9,027,760
9.25%, due 2/1/26 (a)	23,300,000	22,484,500
Rex Energy Corp. (Escrow Claim) 8.00%, due 10/1/20 (f)(g)(i)	124,195,000	931,463
Southwestern Energy Co.
6.45%, due 1/23/25	25,936,000	23,956,046
7.50%, due 4/1/26	25,845,000	24,249,071
7.75%, due 10/1/27	2,500,000	2,350,750
Sunoco, L.P. / Sunoco Finance Corp. 6.00%, due 4/15/27	19,965,000	21,063,075
Talos Production LLC / Talos Production Finance, Inc. 11.00%, due 4/3/22	35,232,348	32,501,841
Transocean Guardian, Ltd. 5.875%, due 1/15/24 (a)	5,693,998	5,010,718
Transocean Poseidon, Ltd. 6.875%, due 2/1/27 (a)	8,000,000	7,220,000
Transocean Sentry, Ltd. 5.375%, due 5/15/23 (a)	10,000,000	8,775,000
Ultra Resources, Inc. 6.875%, due 4/15/22 (a)(e)(f)	28,880,000	72,200
Viper Energy Partners, L.P. 5.375%, due 11/1/27 (a)	14,350,000	15,071,805
Whiting Petroleum Corp. (e)(f)
6.25%, due 4/1/23	9,465,000	1,703,700
6.625%, due 1/15/26	18,231,000	3,144,848
WPX Energy, Inc. 5.875%, due 6/15/28	5,000,000	5,121,900
		849,739,199
Oil & Gas Services 0.2%
Forum Energy Technologies, Inc. 6.25%, due 10/1/21	44,275,000	17,267,250
Nine Energy Service, Inc. 8.75%, due 11/1/23 (a)	18,890,000	8,689,400
		25,956,650
Packaging & Containers 0.4%
ARD Finance S.A. 6.50% (6.50% Cash or 7.25% PIK), due 6/30/27 (a)(h)	13,985,000	14,299,662
Cascades, Inc. / Cascades U.S.A., Inc. (a)
5.125%, due 1/15/26	11,306,000	11,673,445
5.375%, due 1/15/28	9,000,000	9,315,000
Matthews International Corp. 5.25%, due 12/1/25 (a)	10,000,000	9,175,000
Silgan Holdings, Inc. 4.125%, due 2/1/28	2,670,000	2,736,750
		47,199,857
Pharmaceuticals 1.2%
Bausch Health Americas, Inc. (a)
8.50%, due 1/31/27	11,915,000	13,255,437
9.25%, due 4/1/26	14,000,000	15,745,800
Bausch Health Cos., Inc. (a)
5.00%, due 1/30/28	10,315,000	10,366,369
5.25%, due 1/30/30	8,735,000	8,920,619
6.125%, due 4/15/25	18,000,000	18,585,000
6.25%, due 2/15/29	11,000,000	11,685,300
7.00%, due 1/15/28	7,000,000	7,612,500
7.25%, due 5/30/29	5,000,000	5,500,000
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)
6.00%, due 6/30/28	8,352,000	6,368,400
9.50%, due 7/31/27	6,255,000	6,731,944
Par Pharmaceutical, Inc. 7.50%, due 4/1/27 (a)	26,701,000	28,399,984
Vizient, Inc. 6.25%, due 5/15/27 (a)	10,000,000	10,650,000
		143,821,353
Pipelines 5.1%
ANR Pipeline Co.
7.375%, due 2/15/24	2,555,000	3,062,946
9.625%, due 11/1/21	10,349,000	11,538,670
Antero Midstream Partners, L.P. / Antero Midstream Finance Corp.
5.375%, due 9/15/24	10,720,000	9,724,541
5.75%, due 1/15/28 (a)	14,110,000	12,030,186
Cheniere Energy Partners, L.P.
5.25%, due 10/1/25	14,515,000	14,877,875
5.625%, due 10/1/26	15,530,000	16,403,562
CNX Midstream Partners, L.P. / CNX Midstream Finance Corp. 6.50%, due 3/15/26 (a)	22,036,000	21,507,136
Enable Midstream Partners, L.P.
3.90%, due 5/15/24	3,000,000	2,949,154
4.15%, due 9/15/29	8,195,000	7,428,771
4.40%, due 3/15/27	20,475,000	19,392,774
4.95%, due 5/15/28	16,720,000	16,083,098
EQM Midstream Partners, L.P. (a)
6.00%, due 7/1/25	11,250,000	11,932,425
6.50%, due 7/1/27	8,900,000	9,813,140
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (a)	1,000,000	1,037,290
Holly Energy Partners, L.P. / Holly Energy Finance Corp. 5.00%, due 2/1/28 (a)	9,870,000	9,752,646
MPLX, L.P.
4.875%, due 12/1/24	19,495,000	21,942,615
4.875%, due 6/1/25	14,425,000	16,346,140
6.25%, due 10/15/22	8,000,000	8,076,547
6.375%, due 5/1/24	5,000,000	5,154,979
NGPL PipeCo LLC (a)
4.875%, due 8/15/27	16,630,000	18,399,009
7.768%, due 12/15/37	10,630,000	13,539,883
NuStar Logistics, L.P.
6.00%, due 6/1/26	15,000,000	15,375,000
6.75%, due 2/1/21	15,215,000	15,408,991
ONEOK Partners, L.P.
6.125%, due 2/1/41	2,000,000	2,223,907
6.20%, due 9/15/43	3,255,000	3,658,267
6.65%, due 10/1/36	1,500,000	1,737,211
PBF Logistics, L.P. / PBF Logistics Finance Corp. 6.875%, due 5/15/23	6,050,000	5,853,375
Plains All American Pipeline, L.P. 6.125%, due 11/15/22 (j)(k)	44,328,000	30,974,190
Plains All American Pipeline, L.P. / PAA Finance Corp.
3.65%, due 6/1/22	13,175,000	13,491,495
4.90%, due 2/15/45	4,443,000	4,301,752
Rattler Midstream, L.P. 5.625%, due 7/15/25 (a)	6,250,000	6,592,437
Rockies Express Pipeline LLC (a)
3.60%, due 5/15/25	7,000,000	6,790,000
4.80%, due 5/15/30	15,220,000	14,401,773
Ruby Pipeline LLC 7.00%, due 4/1/22 (a)	30,882,273	29,338,318
Sabine Pass Liquefaction LLC 5.875%, due 6/30/26	4,000,000	4,820,377
Tallgrass Energy Partners, L.P. / Tallgrass Energy Finance Corp. (a)
5.50%, due 9/15/24	26,235,000	25,161,201
6.00%, due 3/1/27	19,000,000	17,261,500
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
5.00%, due 1/15/28	6,320,000	6,446,400
5.50%, due 3/1/30 (a)	17,500,000	18,462,500
5.875%, due 4/15/26	10,090,000	10,723,450
6.50%, due 7/15/27	18,950,000	20,276,500
TransMontaigne Partners, L.P. / TLP Finance Corp. 6.125%, due 2/15/26	19,738,000	19,548,120
Western Midstream Operating, L.P.
3.95%, due 6/1/25	3,715,000	3,696,425
4.10%, due 2/1/25	33,100,000	32,858,370
4.65%, due 7/1/26	5,000,000	5,112,500
4.75%, due 8/15/28	12,000,000	12,087,120
5.30%, due 3/1/48	10,000,000	8,933,100
5.45%, due 4/1/44	5,000,000	4,562,500
6.25%, due 2/1/50	5,000,000	4,937,500
		596,027,666
Real Estate 0.9%
CBRE Services, Inc. 5.25%, due 3/15/25	3,405,000	3,917,450
Howard Hughes Corp. 5.375%, due 3/15/25 (a)	23,000,000	23,231,610
Kennedy-Wilson, Inc. 5.875%, due 4/1/24	23,000,000	23,086,250
Newmark Group, Inc. 6.125%, due 11/15/23	43,914,000	45,002,911
Realogy Group LLC / Realogy Co-Issuer Corp. 9.375%, due 4/1/27 (a)	16,000,000	16,360,000
		111,598,221
Real Estate Investment Trusts 3.6%
Crown Castle International Corp. 5.25%, due 1/15/23	32,935,000	36,617,811
CTR Partnership, L.P. / CareTrust Capital Corp. 5.25%, due 6/1/25	6,575,000	6,706,500
Diversified Healthcare Trust 9.75%, due 6/15/25	16,650,000	18,377,438
Equinix, Inc. 5.375%, due 5/15/27	55,635,000	61,217,416
GLP Capital, L.P. / GLP Financing II, Inc.
5.25%, due 6/1/25	10,000,000	10,771,000
5.30%, due 1/15/29	12,875,000	14,335,926
5.375%, due 11/1/23	6,000,000	6,418,200
5.375%, due 4/15/26	5,620,000	6,287,038
5.75%, due 6/1/28	2,200,000	2,486,220
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. (a)
5.25%, due 3/15/22	10,830,000	10,613,400
5.875%, due 8/1/21	22,434,000	22,321,830
MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
4.625%, due 6/15/25 (a)	20,000,000	21,024,800
5.625%, due 5/1/24	63,960,000	69,396,600
5.75%, due 2/1/27	25,800,000	27,928,500
MPT Operating Partnership, L.P. / MPT Finance Corp.
4.625%, due 8/1/29	11,640,000	12,298,358
5.00%, due 10/15/27	27,425,000	29,413,312
5.25%, due 8/1/26	5,500,000	5,775,000
RHP Hotel Properties, L.P. / RHP Finance Corp. 4.75%, due 10/15/27	25,400,000	23,693,120
SBA Communications Corp. 3.875%, due 2/15/27 (a)	12,400,000	12,834,000
VICI Properties, L.P. / VICI Note Co., Inc. (a)
3.50%, due 2/15/25	1,840,000	1,863,000
3.75%, due 2/15/27	16,637,000	16,761,778
4.125%, due 8/15/30	9,580,000	9,694,960
		426,836,207
Retail 2.6%
Asbury Automotive Group, Inc. (a)
4.50%, due 3/1/28	18,302,000	18,766,322
4.75%, due 3/1/30	10,000,000	10,250,000
Beacon Roofing Supply, Inc. 4.875%, due 11/1/25 (a)	19,935,000	19,513,773
Group 1 Automotive, Inc. 5.00%, due 6/1/22	9,040,000	8,972,200
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (a)
4.75%, due 6/1/27	12,287,000	13,133,574
5.00%, due 6/1/24	27,355,000	28,019,726
5.25%, due 6/1/26	34,750,000	36,477,075
KGA Escrow, LLC 7.50%, due 8/15/23 (a)	22,555,000	23,006,100
Kohl's Corp. 9.50%, due 5/15/25	14,630,000	17,303,193
L Brands, Inc.
6.694%, due 1/15/27	6,000,000	5,805,000
6.875%, due 7/1/25 (a)	3,000,000	3,230,940
9.375%, due 7/1/25 (a)	3,000,000	3,345,000
Murphy Oil USA, Inc.
4.75%, due 9/15/29	5,000,000	5,285,850
5.625%, due 5/1/27	10,417,000	11,042,020
Penske Automotive Group, Inc.
5.375%, due 12/1/24	16,840,000	17,261,000
5.50%, due 5/15/26	15,855,000	16,568,475
5.75%, due 10/1/22	27,491,000	27,818,418
TPro Acquisition Corp. 11.00%, due 10/15/24 (a)	3,500,000	3,430,000
Yum! Brands, Inc. (a)
4.75%, due 1/15/30	31,090,000	33,732,650
7.75%, due 4/1/25	4,500,000	5,051,250
		308,012,566
Semiconductors 0.1%
Microchip Technology, Inc. 4.25%, due 9/1/25 (a)	10,500,000	11,037,747

Software 3.8%
ACI Worldwide, Inc. 5.75%, due 8/15/26 (a)	7,500,000	7,818,750
Ascend Learning LLC 6.875%, due 8/1/25 (a)	27,000,000	27,810,000
BY Crown Parent LLC 7.375%, due 10/15/24 (a)	30,140,000	30,554,425
BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, due 1/31/26 (a)	13,200,000	13,682,460
Camelot Finance S.A. 4.50%, due 11/1/26 (a)	15,990,000	16,549,650
CDK Global, Inc.
4.875%, due 6/1/27	6,750,000	7,213,995
5.25%, due 5/15/29 (a)	14,500,000	15,878,225
5.875%, due 6/15/26	39,397,000	42,101,998
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, due 3/1/25 (a)	12,500,000	12,781,250
Fair Isaac Corp. (a)
4.00%, due 6/15/28	1,500,000	1,569,000
5.25%, due 5/15/26	12,250,000	13,781,250
MSCI, Inc. (a)
3.625%, due 9/1/30	7,125,000	7,516,875
3.875%, due 2/15/31	40,360,000	43,841,050
4.00%, due 11/15/29	30,830,000	33,142,250
4.75%, due 8/1/26	13,290,000	13,954,500
5.375%, due 5/15/27	22,685,000	24,755,006
Open Text Corp. (a)
3.875%, due 2/15/28	17,385,000	18,075,185
5.875%, due 6/1/26	30,090,000	31,961,598
Open Text Holdings, Inc. 4.125%, due 2/15/30 (a)	21,577,000	22,655,850
PTC, Inc. (a)
3.625%, due 2/15/25	11,000,000	11,404,470
4.00%, due 2/15/28	22,759,000	23,904,916
SS&C Technologies, Inc. 5.50%, due 9/30/27 (a)	22,095,000	23,724,506
		444,677,209
Telecommunications 6.3%
Altice France S.A. 7.375%, due 5/1/26 (a)	28,300,000	30,186,195
CenturyLink, Inc.
5.80%, due 3/15/22	28,940,000	30,314,650
6.45%, due 6/15/21	10,000,000	10,362,500
CommScope Technologies LLC 6.00%, due 6/15/25 (a)	5,514,000	5,633,654
CommScope, Inc. (a)
7.125%, due 7/1/28	7,250,000	7,675,213
8.25%, due 3/1/27	27,815,000	29,995,696
Connect Finco SARL / Connect U.S. Finco LLC 6.75%, due 10/1/26 (a)	57,090,000	58,534,377
Frontier Communications Corp. (e)(f)
6.25%, due 9/15/21	5,000,000	1,600,000
10.50%, due 9/15/22	10,000,000	3,475,000
11.00%, due 9/15/25	5,000,000	1,750,000
Hughes Satellite Systems Corp.
5.25%, due 8/1/26	21,850,000	23,988,678
6.625%, due 8/1/26	19,275,000	21,443,438
7.625%, due 6/15/21	18,000,000	18,900,000
Level 3 Financing, Inc. 5.375%, due 5/1/25	31,477,000	32,500,002
Qualitytech, L.P. / QTS Finance Corp. 4.75%, due 11/15/25 (a)	26,321,000	27,242,235
Sprint Capital Corp. 6.875%, due 11/15/28	104,520,000	135,531,084
Sprint Corp.
7.25%, due 9/15/21	4,185,000	4,420,406
7.875%, due 9/15/23	46,900,000	54,404,000
T-Mobile USA, Inc.
4.00%, due 4/15/22	3,000,000	3,139,920
4.50%, due 4/15/50 (a)	30,000,000	37,450,500
4.75%, due 2/1/28	31,435,000	34,062,966
5.125%, due 4/15/25	28,045,000	28,746,125
5.375%, due 4/15/27	33,000,000	36,011,250
6.00%, due 4/15/24	15,315,000	15,676,281
6.375%, due 3/1/25	37,982,000	38,990,042
6.50%, due 1/15/26	46,900,000	49,439,635
		741,473,847
Textiles 0.2%
Eagle Intermediate Global Holding B.V. / Ruyi U.S. Finance LLC 7.50%, due 5/1/25 (a)	33,344,000	23,340,800

Textiles, Apparel & Luxury Goods 0.2%
G III Apparel Group, Ltd. 7.875%, due 8/15/25 (a)	18,000,000	18,152,100

Toys, Games & Hobbies 0.7%
Mattel, Inc. (a)
5.875%, due 12/15/27	19,775,000	21,459,632
6.75%, due 12/31/25	56,645,000	60,670,760
		82,130,392
Transportation 0.4%
Teekay Corp. 9.25%, due 11/15/22 (a)	6,000,000	5,867,820
Watco Cos. LLC / Watco Finance Corp. 6.50%, due 6/15/27 (a)	35,690,000	38,099,075
		43,966,895
Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (a)	10,220,000	10,374,424

Total Corporate Bonds (Cost $10,293,919,529)		10,429,055,269

Loan Assignments 2.8%
Automobile 0.3%
Dealer Tire LLC 2020 Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 12/12/25 (l)	19,402,500	18,844,678
Exide Technologies, Inc. 2020 DIP Last Out Term Loan 13.92% (PRIME + 10.67%), due 11/21/20 (c)(d)(g)(l)	13,068,750	12,611,344
		31,456,022
Beverage, Food & Tobacco 0.2%
United Natural Foods, Inc. Term Loan B 4.411% (1 Month LIBOR + 4.25%), due 10/22/25 (l)	28,273,587	27,337,025

Chemicals, Plastics & Rubber 0.1%
SCIH Salt Holdings, Inc. Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 3/16/27 (l)	13,000,000	12,870,000

Containers, Packaging & Glass 0.1%
Neenah Foundry Co. 2017 Term Loan 6.729%-6.743% (2 Month LIBOR + 6.50%), due 12/13/22 (l)	9,003,417	7,652,904

Electronics 0.1%
RP Crown Parent LLC 2016 Term Loan B 2.917% (1 Month LIBOR + 2.75%), due 10/12/23 (l)	9,905,554	9,831,262

Finance 0.1%
Jefferies Finance LLC 2019 Term Loan 3.438% (1 Month LIBOR + 3.25%), due 6/3/26 (l)	9,900,000	9,499,050

Healthcare, Education & Childcare 0.3%
Ascend Learning LLC 2017 Term Loan B 4.00% (1 Month LIBOR + 3.00%), due 7/12/24 (l)	5,926,370	5,791,178
Jaguar Holding Co. II 2018 Term Loan 3.50% (1 Month LIBOR + 2.50%), due 8/18/22 (l)	14,777,067	14,706,876
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B 3.911% (1 Month LIBOR + 3.75%), due 11/17/25 (l)	10,000,000	9,739,290
		30,237,344
Insurance 0.1%
USI, Inc. 2017 Repriced Term Loan 3.308% (3 Month LIBOR + 3.00%), due 5/16/24 (l)	14,596,255	14,076,264

Iron & Steel 0.1%
Big River Steel LLC Term Loan B 6.00% (3 Month LIBOR + 5.00%), due 8/23/23 (l)	16,505,891	15,556,802

Leisure, Amusement, Motion Pictures & Entertainment 0.0% ‡
NASCAR Holdings, Inc. Term Loan B 2.922% (1 Month LIBOR + 2.75%), due 10/19/26 (l)	5,646,702	5,511,023

Manufacturing 0.1%
Adient U.S. LLC Term Loan B 4.49%-4.724% (3 Month LIBOR + 4.25%), due 5/6/24 (l)	6,675,031	6,561,002

Media 0.1%
Allen Media LLC 2020 Term Loan B 5.808% (3 Month LIBOR + 5.50%), due 2/10/27 (l)	9,973,423	9,599,420

Oil & Gas 0.1%
PetroQuest Energy, Inc. Term Loan Note 10.013%, due 11/8/23 (c)(d)(g)	17,141,956	14,056,404

Retail Store 0.6%
Bass Pro Group LLC Term Loan B 6.072% (3 Month LIBOR + 5.00%), due 9/25/24 (l)	74,558,817	74,151,055

Utilities 0.5%
Hamilton Projects Acquiror LLC Term Loan B 5.75% (3 Month LIBOR + 4.75%), due 6/17/27 (l)	6,000,000	5,959,500
Pacific Gas & Electric Co. 2020 Exit Term Loan B 5.50% (3 Month LIBOR + 4.50%), due 6/23/25 (l)	54,000,000	53,460,000
		59,419,500
Total Loan Assignments (Cost $330,981,539)		327,815,077

Total Long-Term Bonds (Cost $10,699,520,138)		10,836,921,764

	Shares
Common Stocks 0.8%
Auto Parts & Equipment 0.0% ‡
ATD New Holdings, Inc. (g)(m)	142,545	1,853,085
Exide Technologies (c)(d)(g)(i)(m)	24,179,087	0
		1,853,085
Electric Utilities 0.0% ‡
Keycon Power Holdings LLC (c)(d)(g)	38,680	387

Independent Power & Renewable Electricity Producers 0.6%
GenOn Energy, Inc. (d)(i)	386,241	71,454,585
PetroQuest Energy, Inc. (c)(d)(g)	2,314,883	0
		71,454,585
Media 0.0% ‡
ION Media Networks, Inc. (c)(d)(g)(i)	2,287	862,657

Metals & Mining 0.1%
Neenah Enterprises, Inc. (c)(d)(g)(m)	720,961	6,265,151

Oil, Gas & Consumable Fuels 0.1%
Talos Energy, Inc. (m)	2,074,193	14,125,254
Titan Energy LLC (m)	91,174	3,647
		14,128,901
Software 0.0% ‡
ASG Corp. (c)(d)(g)(m)	12,502	0

Total Common Stocks (Cost $239,782,972)		94,564,766

Exchange-Traded Funds 0.6%
iShares Gold Trust (m)	1,859,000	35,060,740
iShares iBoxx High Yield Corporate Bond ETF	50,000	4,269,500
SPDR Gold Shares (m)	177,786	32,966,858
Vanguard Value ETF	36,762	3,797,882

Total Exchange-Traded Funds (Cost $55,492,344)		76,094,980

Short-Term Investments 5.0%
Unaffiliated Investment Company 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09% (n)	578,952,313	578,952,313
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (n)(o)	2,753,083	2,753,083

Total Short-Term Investments (Cost $581,705,396)		581,705,396

Total Investments (Cost $11,576,500,850)	98.9%	11,589,286,906
Other Assets, Less Liabilities	1.1	128,192,731
Net Assets	100.0%	$11,717,479,637

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $2,717,696. The Fund received cash collateral with a value of $2,753,083.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of the fair valued securities was $169,598,967, which represented 1.4% of the Fund's net assets.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	Illiquid security - As of July 31, 2020, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $110,313,395, which represented 0.9% of the Fund's net assets.
(h)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(i)	Restricted security.
(j)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(m)	Non-income producing security.
(n)	Current yield as of July 31, 2020.
(o)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
LIBOR	—London Interbank Offered Rate
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$80,051,418	$—	$80,051,418
Corporate Bonds (b)	—	10,364,706,830	64,348,439	10,429,055,269
Loan Assignments (c)	—	301,147,329	26,667,748	327,815,077
Total Long-Term Bonds	—	10,745,905,577	91,016,187	10,836,921,764
Common Stocks (d)	14,128,901	73,307,670	7,128,195	94,564,766
Exchange-Traded Funds	76,094,980	—	—	76,094,980
Short-Term Investments
Unaffiliated Investment Company	581,705,396	—	—	581,705,396
Total Investments in Securities	$671,929,277	$10,819,213,247	$98,144,382	$11,589,286,906

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $44,326,242, $20,020,000 and $2,197 are held in Auto Parts & Equipment, Media and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $12,611,344 and $14,056,404 are held in Automobile and Oil & Gas within the Loan Assignments section of the Portfolio Investments.

(d)	The Level 3 securities valued at $0, $387, $0, $862,657, $6,265,151 and $0 are held in Auto Parts & Equipment, Electric Utilities, Independent Power & Renewable Electricity Producers, Media, Metals & Mining and Software, respectively, within the Common Stocks section of the Portfolio of Investments.

MainStay MacKay Infrastructure Bond Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Principal Amount	Value
Long-Term Bonds 97.5% †
Asset-Backed Securities 0.1%
Utilities 0.1%
Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$452,348	$467,907

Total Asset-Backed Securities (Cost $457,974)		467,907

Corporate Bonds 10.9%
Commercial Services 3.5%
Emory University 1.566%, due 9/1/25	4,500,000	4,615,622
Howard University
Insured: AGM 1.991%, due 10/1/25	2,860,000	2,919,002
Insured: AGM 2.657%, due 10/1/26	1,500,000	1,547,857
Insured: AGM 2.945%, due 10/1/30	5,450,000	5,612,498
Johns Hopkins University 1.972%, due 7/1/30	2,500,000	2,648,438
Leland Standford Junior University 1.289%, due 6/1/27	2,750,000	2,813,607
		20,157,024
Diversified Financial Services 1.2%
Andrew W. Mellon Foundation 0.947%, due 8/1/27	6,750,000	6,777,635

Electric 0.2%
Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,212,318

Entertainment 0.5%
Smithsonian Institution
1.218%, due 9/1/25	1,000,000	1,007,021
1.967%, due 9/1/31	1,500,000	1,554,680
		2,561,701
Health Care - Services 5.0%
Adventist Health System 3.378%, due 3/1/23	1,600,000	1,678,638
Banner Health 2.338%, due 1/1/30	2,500,000	2,599,459
Baptist Health Obligated Group 3.289%, due 12/1/28	650,000	669,660
Jackson Laboratory 3.287%, due 7/1/23	1,415,000	1,512,487
Ohiohealth Corp.
1.169%, due 11/15/22	520,000	520,895
1.364%, due 11/15/23	600,000	602,307
2.175%, due 11/15/27	1,040,000	1,068,776
Providence St. Joseph Health Obligated Group 2.532%, due 10/1/29	4,000,000	4,237,878
Rogers Memorial Hospital, Inc.
2.631%, due 7/1/26	1,080,000	1,137,608
2.988%, due 7/1/29	505,000	534,776
3.188%, due 7/1/31	640,000	677,398
3.792%, due 7/1/39	2,480,000	2,656,436
Rush Obligated Group 3.922%, due 11/15/29	3,500,000	4,043,979
Stanford Health Care 3.31%, due 8/15/30	2,000,000	2,268,380
Sun Health Services 2.85%, due 11/15/27	2,000,000	2,049,578
Toledo Hospital 5.325%, due 11/15/28	2,000,000	2,173,960
		28,432,215
Leisure Time 0.5%
YMCA of Greater New York 5.021%, due 8/1/38	2,440,000	2,854,954

Total Corporate Bonds (Cost $59,092,759)		61,995,847

Municipal Bonds 86.4%
Arizona 0.6%
Arizona Industrial Development Authority, NCCU Properties LLC, Revenue Bonds Series B, Insured: BAM 3.10%, due 6/1/25	600,000	618,684
Arizona Industrial Development Authority, Voyager Foundation Inc., Project, Revenue Bonds
Series 2020 3.65%, due 10/1/29	1,115,000	1,108,745
Series 2020 3.90%, due 10/1/34	1,900,000	1,872,602
		3,600,031
Arkansas 1.0%
City of Rogers, Sales & Use Tax, Revenue Bonds Series A 3.828%, due 11/1/25	1,675,000	1,888,445
City of Springdale AR, Sales Use & Tax, Revenue Bonds
Insured: BAM 1.59%, due 11/1/20	345,000	345,107
Insured: BAM 1.598%, due 11/1/22	1,085,000	1,087,810
Insured: BAM 1.60%, due 11/1/23	1,575,000	1,578,465
Insured: BAM 1.62%, due 11/1/21	755,000	756,095
		5,655,922
California 19.4%
Anaheim Housing & Public Improvement Authority, Revenue Bonds
Series B 1.998%, due 10/1/27	1,000,000	1,053,310
Series B 2.123%, due 10/1/28	1,000,000	1,046,680
Series B 2.273%, due 10/1/30	1,000,000	1,047,550
Antelope Valley Community College District, Unlimited General Obligation
2.338%, due 8/1/31	2,000,000	2,104,900
2.418%, due 8/1/32	940,000	987,724
Bay Area Toll Authority, Revenue Bonds Series F-1 2.574%, due 4/1/31	1,500,000	1,630,530
California Educational Facilities Authority, Chapman University, Revenue Bonds Series A 3.661%, due 4/1/33	3,300,000	3,614,226
California Health Facilities Financing Authority, Marshall Med Center, Revenue Bonds Insured: California Mortgage Insurance 3.016%, due 11/1/30	2,000,000	2,143,680
California Health Facilities Financing Authority, No Place Like Home Program, Revenue Bonds 2.584%, due 6/1/29	3,000,000	3,231,990
California Infrastructure & Economic Development Bank, J. David Gladstone Institutes, Revenue Bonds 3.20%, due 10/1/29	1,785,000	1,849,581
California Municipal Finance Authority, Harvey Mudd College, Revenue Bonds
1.896%, due 12/1/25	1,370,000	1,438,486
2.262%, due 12/1/30	1,520,000	1,602,977
California State Educational Facilities Authority, Chapman University, Revenue Bonds Series A 3.281%, due 4/1/28	1,000,000	1,099,820
California State Educational Facilities Authority, Loyola Marymount University, Revenue Bonds Series A 4.842%, due 10/1/48	1,400,000	1,569,176
City of Montebello CA, Revenue Bonds
Insured: AGM 3.343%, due 6/1/31	1,000,000	1,091,830
Insured: AGM 3.393%, due 6/1/32	1,000,000	1,098,310
City of Oakland CA, Pension Obligation, Revenue Bonds 4.00%, due 12/15/22	2,000,000	2,158,880
City of Sacramento CA Water Revenue, Revenue Bonds
1.814%, due 9/1/25	1,100,000	1,151,392
2.297%, due 9/1/30	1,000,000	1,054,790
Coast Community College District, Unlimited General Obligation 2.588%, due 8/1/29	2,565,000	2,766,070
County of Riverside CA, Revenue Bonds 2.667%, due 2/15/25	4,000,000	4,318,480
County of Sacramento CA, Pension Funding, Revenue Bonds Insured: AGM 1.638% (1 Month LIBOR + 1.45%), due 7/10/30 (a)	2,500,000	2,492,925
El Cajon Redevelopment Agency, Tax Allocation Insured: AGM 7.70%, due 10/1/30	2,000,000	2,736,440
El Dorado Irrigation District, Revenue Bonds Series C 2.055%, due 3/1/29	4,500,000	4,693,725
El Rancho Unified School District, Unlimited General Obligation
Insured: AGM 2.60%, due 8/1/26	1,250,000	1,316,712
Insured: AGM 2.72%, due 8/1/27	700,000	742,854
Insured: AGM 2.77%, due 8/1/28	320,000	339,856
Imperial County Pension Funding, Revenue Bonds Series A, Insured: AMBAC 6.82%, due 8/15/20	1,390,000	1,391,988
Inglewood Joint Powers Authority, Revenue Bonds Insured: BAM 3.469%, due 8/1/29	1,000,000	1,104,170
Los Angeles Community College District, Election 2008, Unlimited General Obligation Series B 7.53%, due 8/1/29	2,250,000	3,354,345
Lynwood Housing Authority, Revenue Bonds 4.00%, due 9/1/29	2,370,000	2,549,954
Ontario International Airport Authority, Revenue Bonds Insured: AGM 2.634%, due 5/15/23	1,000,000	1,030,990
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds Series B 1.255%, due 12/1/26	5,425,000	5,519,558
San Bernardino City Unified School District, Qualified School Construction Bonds, Certificates of Participation Insured: AGM 7.703%, due 2/1/21	385,000	396,192
San Bernardino Community College District, Election 2018, Unlimited General Obligation Series A-1 2.64%, due 8/1/29	3,500,000	3,863,440
San Diego County Regional Transportation Commission, Revenue Bonds Series A 2.499%, due 4/1/30	2,000,000	2,183,720
San Diego Public Facilities Financing Authority, Revenue Bonds
Series B 1.532%, due 8/1/24	1,185,000	1,218,121
Series B 1.682%, due 8/1/25	2,250,000	2,339,730
Series B 1.903%, due 8/1/26	2,750,000	2,876,005
San Luis Unit/Westlands Water District Financing Authority, Revenue Bonds
Series A, Insured: AGM 1.828%, due 9/1/26	3,000,000	3,071,310
Series A, Insured: AGM 2.028%, due 9/1/27	2,000,000	2,062,320
Santa Clarita Community College District, Unlimited General Obligation
2.632%, due 8/1/28	500,000	530,510
2.682%, due 8/1/29	600,000	639,300
2.762%, due 8/1/30	600,000	640,704
2.812%, due 8/1/31	650,000	695,006
2.862%, due 8/1/32	515,000	553,079
2.912%, due 8/1/33	560,000	600,550
Solano County Community College District, Unlimited General Obligation
2.717%, due 8/1/29	450,000	492,471
2.817%, due 8/1/30	575,000	631,615
2.867%, due 8/1/31	675,000	744,187
2.917%, due 8/1/32	650,000	717,736
2.967%, due 8/1/33	630,000	696,704
3.017%, due 8/1/34	700,000	773,682
State of California, Unlimited General Obligation 2.375%, due 10/1/26	2,100,000	2,302,944
Transbay Joint Powers Authority, Green Bond, Tax Allocation 3.58%, due 10/1/32	2,730,000	2,867,401
University of California, Revenue Bonds
Series BD 3.349%, due 7/1/29	1,500,000	1,765,635
Series AJ 4.601%, due 5/15/31	2,500,000	3,076,800
Ventura County Public Financing Authority, Revenue Bonds Series A 1.741%, due 11/1/27	2,000,000	2,042,240
West Contra Costa Unified School District, Unlimited General Obligation
1.569%, due 8/1/23	2,500,000	2,562,375
2.177%, due 8/1/27	4,805,000	4,950,736
		110,628,412
Colorado 0.2%
Colorado State Housing & Finance Authority, Revenue Bonds Series G-1, Insured: GNMA 3.65%, due 11/1/46	1,025,000	1,092,240

Connecticut 2.5%
City of Bridgeport CT, Unlimited General Obligation Series D, Insured: BAM 2.913%, due 9/15/28	1,650,000	1,728,804
City of Waterbury CT, Unlimited General Obligation Series C 2.492%, due 9/1/31	2,855,000	3,111,350
Connecticut Airport Authority, Ground Transportation Center Project, Revenue Bonds
Series B 3.024%, due 7/1/25	2,045,000	2,044,652
Series B 4.282%, due 7/1/45	1,400,000	1,343,048
State of Connecticut, Unlimited General Obligation
Series A 2.098%, due 7/1/25	3,000,000	3,147,450
Series A 5.85%, due 3/15/32	1,000,000	1,384,690
Town of Hamden CT, Unlimited General Obligation Series B, Insured: BAM 2.80%, due 8/1/31	1,250,000	1,274,638
		14,034,632
Delaware 0.1%
Delaware Municipal Electric Corp., Middletown & Seaford Projects, Revenue Bonds Series B, Insured: BAM 4.35%, due 10/1/34	500,000	552,415

District of Columbia 0.5%
District of Columbia Income Tax Secured, Revenue Bonds
Series B 2.632%, due 3/1/30	1,000,000	1,075,330
Series B 2.932%, due 3/1/33	1,485,000	1,601,142
		2,676,472
Florida 6.1%
City of Fort Lauderdale FL, Revenue Bonds 1.30%, due 1/1/27	9,000,000	9,084,510
City of Miami FL, Street & Sidewalk Improvement Program, Revenue Bonds Series B, Insured: AGM 4.592%, due 1/1/33 (b)	1,115,000	1,269,539
City of Tampa FL Water & Wastewater System, Revenue Bonds
Series B 1.348%, due 10/1/29	2,250,000	2,262,442
Series B 1.418%, due 10/1/30	2,385,000	2,398,905
County of Broward FL, Airport System, Revenue Bonds
Series C 2.384%, due 10/1/26	4,500,000	4,509,810
Insured: BAM 2.504%, due 10/1/28	1,965,000	2,036,585
County of Miami-Dade FL Aviation, Revenue Bonds
Series B 1.885%, due 10/1/21	6,000,000	6,051,960
Series B 3.275%, due 10/1/29	2,715,000	2,769,137
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds Series C 2.601%, due 10/1/29	2,145,000	2,283,138
Reedy Creek Improvement District, Limited General Obligation Series A 2.047%, due 6/1/28	2,000,000	2,083,600
		34,749,626
Guam 0.1%
Port Authority of Guam, Revenue Bonds Series C 4.532%, due 7/1/27	500,000	547,515

Hawaii 0.8%
City & County of Honolulu HI, Build America Bonds, Unlimited General Obligation 5.518%, due 12/1/28	2,400,000	3,215,136
Hawaii Airports Systems, Revenue Bonds Series A 3.14%, due 7/1/47	1,500,000	1,448,955
		4,664,091
Illinois 5.5%
City of Chicago Heights IL, Unlimited General Obligation Series A, Insured: BAM 7.25%, due 12/1/34	3,815,000	5,059,224
City of Chicago IL, Unlimited General Obligation Series C1, Insured: BAM 7.781%, due 1/1/35	2,195,000	3,074,141
Cook County School District No. 89 Maywood, Unlimited General Obligation Series C, Insured: AGM 6.50%, due 12/15/20	400,000	406,020
County of Cook IL, Build America Bonds, Unlimited General Obligation
Series D 6.229%, due 11/15/34	1,611,000	2,299,799
Series B, Insured: AGM 6.229%, due 11/15/34	1,725,000	2,424,401
Series B 6.36%, due 11/15/33	1,500,000	2,045,160
Lake County Community Unit School District No. 187, Unlimited General Obligation
Series A, Insured: BAM 4.25%, due 1/1/26	500,000	551,480
Series A, Insured: BAM 4.25%, due 1/1/29	750,000	827,265
Series A, Insured: BAM 4.25%, due 1/1/30	750,000	823,785
Sales Tax Securitization Corp., Revenue Bonds Series B, Insured: BAM 2.857%, due 1/1/31	3,000,000	3,194,700
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation Series B 2.907%, due 1/1/34	1,885,000	1,944,981
State of Illinois, Build America Bonds, Unlimited General Obligation
5.95%, due 3/1/23	450,000	475,430
Series 3, Insured: AGM 6.725%, due 4/1/35	1,510,000	1,897,511
Insured: AGM 6.875%, due 7/1/25	2,000,000	2,278,680
State of Illinois, Sales Tax, Revenue Bonds 3.00%, due 6/15/25	3,750,000	3,702,338
State of Illinois, Unlimited General Obligation Series B 4.31%, due 4/1/23	500,000	505,225
		31,510,140
Indiana 0.4%
Indiana University Lease Purchase, Revenue Bonds
Series B 2.19%, due 6/1/30	1,000,000	1,065,450
Series B 2.29%, due 6/1/31	1,250,000	1,337,250
		2,402,700
Kentucky 1.3%
Kenton County Airport Board, Senior Customer Facility Charge, Revenue Bonds
3.826%, due 1/1/29	925,000	981,397
4.489%, due 1/1/39	2,500,000	2,675,375
4.689%, due 1/1/49	1,400,000	1,509,284
Kentucky Economic Development Finance Authority, Louisville Arena Project, Revenue Bonds Series B, Insured: AGM 4.435%, due 12/1/38	2,000,000	2,137,920
		7,303,976
Louisiana 1.1%
Louisiana Local Government Environmental Facility & Community Development Authority, Revenue Bonds
1.447%, due 2/1/26	1,900,000	1,901,064
1.547%, due 2/1/27	3,000,000	3,002,220
Louisiana Public Facilities Authority, Tulane University, Revenue Bonds Series B 2.688%, due 12/15/23	1,250,000	1,285,500
		6,188,784
Maryland 2.1%
County of Baltimore MD, Build America Bonds, Unlimited General Obligation 4.90%, due 11/1/32	1,000,000	1,291,360
County of Montgomery MD, Unlimited General Obligation Series C 1.25%, due 11/1/28	4,000,000	4,084,760
Maryland Community Development Administration, Department of Housing & Community Development, Revenue Bonds Series D 2.644%, due 3/1/50	1,500,000	1,539,285
Maryland Economic Development Corp., Seagirt Marine Terminal Project, Revenue Bonds
Series B 4.00%, due 6/1/26	3,650,000	3,882,687
Series B 4.125%, due 6/1/29	580,000	626,545
Series B 4.125%, due 6/1/30	500,000	535,615
		11,960,252
Massachusetts 2.5%
Massachusetts Development Finance Agency, Berklee College of Music Issue, Revenue Bonds Series A 1.902%, due 10/1/27	1,000,000	995,010
Massachusetts Development Finance Agency, Lesley University, Revenue Bonds Series B 3.165%, due 7/1/32	1,705,000	1,774,939
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds Series B, Insured: AGM 4.496%, due 7/1/33	2,545,000	2,919,395
Massachusetts School Building Authority, Revenue Bonds 0.885%, due 8/15/25	8,300,000	8,368,641
		14,057,985
Michigan 1.7%
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds Series E, Insured: State Aid Direct Deposit 8.369%, due 11/1/35	715,000	1,091,791
Michigan Finance Authority, Revenue Bonds Series C-1, Insured: State Aid Direct Deposit 3.585%, due 11/1/35	1,000,000	1,100,020
University of Michigan, Revenue Bonds
Series B 1.004%, due 4/1/25	3,500,000	3,533,565
Series B 1.372%, due 4/1/27	1,500,000	1,522,560
Series B 1.672%, due 4/1/30	2,500,000	2,563,700
		9,811,636
Mississippi 0.2%
State of Mississippi, Unlimited General Obligation Series A 1.382%, due 11/1/29	1,000,000	1,014,330
Missouri 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds Series B 1.344%, due 10/1/25	1,000,000	1,002,810
Missouri Health & Educational Facilities Authority, A.T. Still University of Health Sciences, Revenue Bonds Series B 2.744%, due 10/1/26	1,185,000	1,249,535
The Curators of The University of Missouri System Facilities, Revenue Bonds 1.714%, due 11/1/25	6,250,000	6,517,250
		8,769,595
Nebraska 0.2%
Nebraska Public Power District, Revenue Bonds Series B1 2.593%, due 1/1/29	1,350,000	1,470,623
New Jersey 3.1%
Casino Reinvestment Development Authority, Inc., Revenue Bonds Series B, Insured: NATL-RE 5.46%, due 6/1/25	2,250,000	2,374,425
City of Vineland NJ, Unlimited General Obligation 3.193%, due 4/15/29	1,175,000	1,280,151
New Jersey Economic Development Authority, Revenue Bonds Series A, Insured: NATL-RE 7.425%, due 2/15/29	534,000	665,396
New Jersey Educational Facilities Authority, Kean University, Revenue Bonds Series C 3.236%, due 9/1/25	1,445,000	1,471,790
New Jersey Educational Facilities Authority, Revenue Bonds Series G, Insured: BAM 3.459%, due 7/1/32	1,330,000	1,500,852
New Jersey Educational Facilities Authority, Seton Hall University, Revenue Bonds Series D, Insured: AGM 2.302%, due 7/1/25	1,400,000	1,419,726
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds Series B 2.631%, due 6/15/24	4,150,000	4,164,857
North Hudson Sewerage Authority, Senior Lien Lease Certificates, Revenue Bonds Insured: AGM 2.978%, due 6/1/29	1,000,000	1,118,300
South Jersey Transportation Authority, Revenue Bonds
Series B 3.02%, due 11/1/25	500,000	517,555
Series B 3.12%, due 11/1/26	500,000	518,595
Series B 3.26%, due 11/1/27	500,000	519,200
Series B 3.36%, due 11/1/28	2,000,000	2,080,120
		17,630,967
New York 3.7%
City of Yonkers, Limited General Obligation Series C, Insured: BAM 2.818%, due 5/1/28	1,000,000	1,073,670
Metropolitan Transportation Authority, Revenue Bonds 4.955%, due 11/15/20	300,000	302,433
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds Series B, Insured: AGM 4.946%, due 8/1/48	1,000,000	1,130,720
New York State Dormitory Authority, Revenue Bonds Series B 2.746%, due 7/1/30	8,000,000	8,485,440
New York State Energy Research & Development Authority, Green, Revenue Bonds
Series A 3.62%, due 4/1/25	750,000	757,028
Series A 3.77%, due 4/1/26	1,045,000	1,050,256
Series A 3.927%, due 4/1/27	995,000	998,433
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series B, Insured: AGM 2.499%, due 12/1/23	3,680,000	3,758,752
Series B, Insured: AGM 2.549%, due 12/1/24	2,455,000	2,519,026
Port Authority of New York & New Jersey, Consolidated 159th, Revenue Bonds Series B 6.04%, due 12/1/29	620,000	847,856
		20,923,614
Ohio 5.2%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bonds Series C 7.334%, due 2/15/28	4,000,000	5,226,480
American Municipal Power, Inc., Prairie State Energy Campus Project, Revenue Bonds Series D 3.014%, due 2/15/31	2,000,000	2,163,800
City of Cleveland OH, Airport System, Revenue Bonds Series A, Insured: BAM 2.882%, due 1/1/31	1,400,000	1,482,026
Dayton Metro Library, Unlimited General Obligation 2.676%, due 12/1/29	2,035,000	2,221,955
JobsOhio Beverage System, Revenue Bonds Series B 3.985%, due 1/1/29	2,050,000	2,318,325
Northeast Ohio Regional Sewer District, Revenue Bonds
2.419%, due 11/15/30	1,245,000	1,327,954
2.519%, due 11/15/31	1,655,000	1,764,098
State of Ohio, Unlimited General Obligation
Series A 1.50%, due 8/1/29	4,000,000	4,068,880
Series A 1.50%, due 9/15/29	3,000,000	3,056,070
Summit County Development Finance Authority, Franciscan University of Steubenville Project, Revenue Bonds
Series B 5.125%, due 11/1/48	1,000,000	1,139,870
Series A 6.00%, due 11/1/48 (b)	1,750,000	2,120,545
University of Cincinnati, Revenue Bonds Series B 2.533%, due 6/1/29	2,500,000	2,663,800
		29,553,803
Oregon 2.4%
Oregon State Facilities Authority, Lewis & Clark College Project, Revenue Bonds Series A 2.486%, due 10/1/35	4,000,000	3,937,120
Port of Portland Airport, Portland International Airport, Revenue Bonds 4.067%, due 7/1/39	1,000,000	1,047,980
State of Oregon, Unlimited General Obligation
Series O 0.788%, due 8/1/25	2,000,000	2,008,220
0.895%, due 5/1/25	2,000,000	2,023,320
1.185%, due 5/1/26	2,000,000	2,044,500
1.315%, due 5/1/27	1,000,000	1,024,100
Washington & Multnomah Counties School District No. 48J Beaverton, Unlimited General Obligation Insured: School Bond Guaranty 1.693%, due 6/15/30	1,500,000	1,530,075
		13,615,315
Pennsylvania 8.0%
Authority Improvement Municipalities, Carlow University, Revenue Bonds Series B 5.00%, due 11/1/53	1,000,000	1,038,830
County of Allegheny PA, Unlimited General Obligation
Series C-79 0.973%, due 11/1/25	1,200,000	1,208,460
Series C-79 1.248%, due 11/1/26	1,875,000	1,890,169
Series C-79 1.438%, due 11/1/27	3,605,000	3,635,967
County of Beaver PA, Unlimited General Obligation Series B, Insured: BAM 3.979%, due 11/15/29	1,805,000	2,055,444
Pennsylvania Economic Development Financing Authority, Build America Bonds, Revenue Bonds Series B 6.532%, due 6/15/39	1,495,000	2,061,605
Pennsylvania State University, Revenue Bonds
Series D 1.645%, due 9/1/25	3,000,000	3,098,400
Series D 1.893%, due 9/1/26	4,500,000	4,706,955
Series D 1.993%, due 9/1/27	2,250,000	2,362,702
Philadelphia Water & Wastewater Revenue, Revenue Bonds Series B 1.734%, due 11/1/28	2,740,000	2,774,223
Reading Area Water Authority, Revenue Bonds
Insured: BAM 2.209%, due 12/1/28	2,345,000	2,404,938
Insured: BAM 2.309%, due 12/1/29	2,390,000	2,462,608
Insured: BAM 2.439%, due 12/1/31	3,295,000	3,375,530
State Public School Building Authority, School District of Philadelphia Project, Revenue Bonds
Series A, Insured: State Aid Withholding 3.046%, due 4/1/28	1,920,000	1,984,550
Series A, Insured: AGM 3.196%, due 4/1/31	4,000,000	4,209,840
Temple University of the Commonwealth System of Higher Education, Revenue Bonds
1st Series of 2020, Insured: State Appropriations 1.657%, due 4/1/26	2,845,000	2,887,646
1st Series of 2020, Insured: State Appropriations 1.857%, due 4/1/27	3,445,000	3,507,596
		45,665,463
Rhode Island 0.5%
Rhode Island Commerce Corp., Historic Structures Tax Credit Financing Program, Revenue Bonds Series A 3.297%, due 5/1/28	1,000,000	1,096,770
Rhode Island Turnpike & Bridge Authority, Revenue Bonds Series 1 2.761%, due 12/1/29	1,570,000	1,651,876
		2,748,646
South Carolina 1.8%
South Carolina Public Service Authority, Revenue Bonds
Series D 2.388%, due 12/1/23	2,280,000	2,337,775
Series E 3.922%, due 12/1/24	813,000	892,731
Series E 4.322%, due 12/1/27	6,040,000	6,982,905
		10,213,411
Tennessee 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series B 4.409%, due 10/1/34	1,280,000	1,393,459
Tennessee Energy Acquisition Corp., Revenue Bonds Series A 4.00%, due 5/1/48 (c)	2,500,000	2,708,425
		4,101,884
Texas 8.7%
City of Brownsville TX, Utilities System, Revenue Bonds Series A, Insured: AGM 1.477%, due 9/1/27	1,500,000	1,503,615
City of Corpus Christi TX, Utility System, Revenue Bonds
Series B 1.489%, due 7/15/27	2,250,000	2,285,460
Series B 1.706%, due 7/15/28	2,500,000	2,567,600
City of Dallas TX, Waterworks & Sewer System, Revenue Bonds
Series D 1.007%, due 10/1/25	1,600,000	1,624,224
Series D 1.347%, due 10/1/26	1,000,000	1,029,420
City of Houston TX, Utility System, Revenue Bonds Series C 2.255%, due 11/15/29	1,000,000	1,073,330
City of Houston, Limited General Obligation Series B 2.366%, due 3/1/28	2,855,000	3,045,286
City of San Antonio TX, Unlimited General Obligation
1.225%, due 2/1/27	5,000,000	5,037,500
1.433%, due 2/1/28	2,500,000	2,541,725
Dallas Fort Worth Taxable International Airport, Revenue Bonds
1.329%, due 11/1/25	2,250,000	2,251,620
1.749%, due 11/1/27	2,000,000	2,002,180
El Paso Independent School District, Unlimited General Obligation Series A, Insured: PSF 5.00%, due 8/15/28	4,000,000	5,117,880
Gainesville Hospital District, Limited General Obligation Series A 4.753%, due 8/15/23	1,520,000	1,586,758
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds Insured: AGM 1.266%, due 7/1/25	1,000,000	1,002,780
Port of Corpus Christi Authority of Nueces County, Revenue Bonds Series B 4.875%, due 12/1/38	2,000,000	2,369,080
Texas Tech University System, Revenue Bonds 0.938%, due 2/15/25	2,500,000	2,524,150
Texas Transportation Commission State Highway Fund, Revenue Bonds 4.00%, due 10/1/33	3,000,000	3,809,550
Texas Transportation Commission, Unlimited General Obligation 1.383%, due 10/1/28	8,000,000	8,177,840
		49,549,998
Utah 0.6%
County of Salt Lake UT, Convention Hotel, Revenue Bonds 5.25%, due 10/1/34 (b)	3,610,000	3,518,775
Virginia 1.9%
Farmville Industrial Development Authority Facilities, Longwood University Student Housing Project, Revenue Bonds 5.00%, due 1/1/34	2,000,000	1,975,620
Fredericksburg Economic Development Authority, Fredericksburg Stadium Project, Revenue Bonds Series A 4.00%, due 9/1/29 (b)	2,315,000	2,521,313
Virginia College Building Authority, 21st Century College & Equipment Program, Revenue Bonds 1.227%, due 2/1/27	3,500,000	3,531,080
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series C, Insured: Moral Obligation 2.55%, due 11/1/28	2,550,000	2,740,077
		10,768,090
Washington 0.3%
Energy Northwest Electric Revenue, Build America Bonds, Bonneville Power Administration, Revenue Bonds Series B 5.71%, due 7/1/24	1,000,000	1,186,230
Klickitat County Public Utility District No. 1, Revenue Bonds Series B, Insured: AGM 2.803%, due 12/1/29	700,000	735,952
		1,922,182
West Virginia 0.8%
County of Ohio WV, Special District Excise Tax Revenue, The Highlands Project, Revenue Bonds Series A 4.00%, due 3/1/40	3,500,000	2,868,495
West Virginia University, Revenue Bonds Series A 2.279%, due 10/1/32	1,750,000	1,801,730
		4,670,225
Wisconsin 0.9%
State of Wisconsin, Revenue Bonds Series A 2.399%, due 5/1/30	2,000,000	2,151,380
Wisconsin Department of Transportation, Revenue Bonds Series 1 1.007%, due 7/1/26	3,000,000	3,019,650
		5,171,030
Total Municipal Bonds (Cost $474,768,489)		492,744,780

U.S. Government & Federal Agencies 0.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.1%
4.00%, due 10/1/48	266,690	292,973
6.50%, due 4/1/37	35,905	41,230
		334,203
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0% ‡
6.50%, due 4/15/31	149,185	176,081

Total U.S. Government & Federal Agencies (Cost $455,982)		510,284

Total Long-Term Bonds (Cost $534,775,204)		555,718,818

Short-Term Investment 1.3%
Commercial Paper 1.3%
Catholic Health Initiatives 2.245%, due 10/29/20	7,500,000	7,496,625

Total Short-Term Investment (Cost $7,459,209)		7,496,625

Total Investments (Cost $542,234,413)	98.8%	563,215,443
Other Assets, Less Liabilities	1.2	6,805,720
Net Assets	100.0%	$570,021,163

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(250)	September 2020	$(34,652,586)	$(35,019,531)	$(366,945)
Total Short Contracts					(366,945)

1. As of July 31, 2020, cash in the amount of $387,500 was on deposit with a broker or futures commission merchant for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$467,907	$—	$467,907
Corporate Bonds	—	61,995,847	—	61,995,847
Municipal Bonds	—	492,744,780	—	492,744,780
U.S. Government & Federal Agencies	—	510,284	—	510,284
Total Long-Term Bonds	—	555,718,818	—	555,718,818
Short-Term Investment
Commercial Paper	—	7,496,625	—	7,496,625
Total Investments in Securities	—	563,215,443	—	563,215,443

Liability Valuation Inputs

Other Financial Instruments Futures Contracts (b)	$(366,945)	$—	$—	$(366,945)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay International Equity Fund

Portfolio of Investments  July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 96.9% †
Argentina 1.0%
Globant S.A. (Software) (a)	18,076	$3,126,063

Brazil 1.3%
Notre Dame Intermedica Participacoes S.A. (Health Care Providers & Services)	344,080	4,403,443

Canada 1.0%
Constellation Software, Inc. (Software)	2,689	3,180,687

China 3.6%
Tencent Holdings, Ltd. (Interactive Media & Services)	172,369	11,876,320

Denmark 5.1%
Chr Hansen Holding A/S (Chemicals)	38,023	4,312,525
Novo Nordisk A/S, Class B (Pharmaceuticals)	188,707	12,444,746
		16,757,271
France 8.6%
Dassault Systemes S.E. (Software)	49,689	9,019,656
Edenred (IT Services)	190,064	9,432,318
Teleperformance S.E. (Professional Services)	34,082	9,928,332
		28,380,306
Germany 12.3%
Carl Zeiss Meditec A.G. (Health Care Equipment & Supplies) (a)	46,602	4,866,429
Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	84,831	7,456,533
SAP S.E. (Software)	71,924	11,334,232
Scout24 A.G. (Interactive Media & Services) (b)	80,226	6,941,192
Symrise A.G. (Chemicals)	78,206	9,769,624
		40,368,010
India 4.6%
HDFC Bank, Ltd. (Banks)	729,664	10,077,532
Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	205,323	4,903,051
		14,980,583
Ireland 5.2%
Accenture PLC, Class A (IT Services)	34,396	7,731,533
ICON PLC (Life Sciences Tools & Services) (a)	49,528	9,185,463
		16,916,996
Israel 1.1%
Nice, Ltd., Sponsored ADR (Software) (a)	17,417	3,574,665

Japan 8.5%
CyberAgent, Inc. (Media)	157,100	8,830,428
Menicon Co., Ltd. (Health Care Equipment & Supplies)	93,426	4,554,137
Relo Group, Inc. (Real Estate Management & Development)	369,100	6,373,953
TechnoPro Holdings, Inc. (Professional Services)	160,700	8,167,456
		27,925,974
Mexico 0.9%
Regional S.A.B. de C.V. (Banks) (a)	1,186,405	3,089,824

Netherlands 7.3%
Koninklijke DSM N.V. (Chemicals)	72,777	11,110,312
Koninklijke Philips N.V. (Health Care Equipment & Supplies) (a)	248,086	12,826,109
		23,936,421
Spain 5.7%
Amadeus IT Group S.A. (IT Services)	173,239	8,644,278
Industria de Diseno Textil S.A. (Specialty Retail)	377,628	10,017,507
		18,661,785
Sweden 3.4%
Hexagon A.B., Class B (Electronic Equipment, Instruments & Components) (a)	171,516	11,111,044

Switzerland 4.7%
Lonza Group A.G., Registered (Life Sciences Tools & Services)	9,234	5,741,023
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	110,514	9,843,482
		15,584,505
Taiwan 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	138,261	10,907,410

United Kingdom 17.4%
Big Yellow Group PLC (Equity Real Estate Investment Trusts)	318,232	4,244,804
Compass Group PLC (Hotels, Restaurants & Leisure)	120,466	1,656,533
Diageo PLC (Beverages)	324,029	11,880,552
Experian PLC (Professional Services)	182,863	6,407,872
HomeServe PLC (Commercial Services & Supplies)	448,826	7,802,175
Prudential PLC (Insurance)	989,244	14,315,344
St. James's Place PLC (Capital Markets)	872,671	10,762,998
		57,070,278
United States 1.9%
STERIS PLC (Health Care Equipment & Supplies)	39,954	6,377,857

Total Common Stocks (Cost $262,304,064)		318,229,442

Short-Term Investment 0.1%
Affiliated Investment Company 0.1%
United States 0.1%
MainStay U.S. Government Liquidity Fund, 0.05% (c)	438,366	438,366

Total Short-Term Investment (Cost $438,366)		438,366

Total Investments (Cost $262,742,430)	97.0%	318,667,808
Other Assets, Less Liabilities	3.0	9,835,759
Net Assets	100.0%	$328,503,567

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Current yield as of July 31, 2020.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$318,229,442	$—	$—	$318,229,442
Short-Term Investment
Affiliated Investment Company	438,366	—	—	438,366
Total Investments in Securities	$318,667,808	$—	$—	$318,667,808

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Tax Free Bond Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Principal Amount	Value
Municipal Bonds 93.3% †
Long-Term Municipal Bonds 90.3%
Alabama 0.6%
City of Birmingham AL, Unlimited General Obligation Series A 5.00%, due 3/1/43 (a)	$2,650,000	$2,908,190
County of Jefferson AL, Sewer, Revenue Bonds Series D 6.00%, due 10/1/42	5,910,000	6,818,603
Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 5.00%, due 10/1/25	1,000,000	1,177,300
Lower Alabama Gas District, Revenue Bonds
4.00%, due 12/1/50 (b)	750,000	864,540
Series A 5.00%, due 9/1/46	10,000,000	14,623,400
University of South Alabama, Revenue Bonds
Insured: AGM 4.00%, due 11/1/35	2,000,000	2,235,940
Insured: AGM 5.00%, due 11/1/29	1,110,000	1,366,121
Insured: AGM 5.00%, due 11/1/30	2,000,000	2,451,360
Water Works Board of the City of Birmingham, Revenue Bonds Series B 5.00%, due 1/1/32	6,140,000	7,627,231
		40,072,685
Alaska 0.1%
Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	3,875,358

Arizona 0.4%
Arizona Board of Regents, Revenue Bonds
Series A 4.00%, due 7/1/38	1,100,000	1,345,872
Series A 4.00%, due 7/1/40	1,100,000	1,338,139
Series A 5.00%, due 7/1/35	1,000,000	1,349,230
Series A 5.00%, due 7/1/37	1,500,000	2,008,020
Series A 5.00%, due 7/1/39	2,000,000	2,661,260
Series A 5.00%, due 7/1/41	3,500,000	4,629,310
Series A 5.00%, due 7/1/43	3,480,000	4,580,759
Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,044,720
Arizona Industrial Development Authority, NCCU Properties LLC, Central University Project, Revenue Bonds Series A, Insured: BAM 4.00%, due 6/1/44	940,000	1,041,717
Maricopa County Unified School District No. 90 Saddle Mountain, Unlimited General Obligation Insured: AGM 4.00%, due 7/1/35	7,175,000	8,623,776
		28,622,803
Arkansas 0.6%
County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds 5.00%, due 3/1/34	2,000,000	2,383,380
Pulaski County Special School District, Limited General Obligation Insured: State Aid Withholding 4.00%, due 2/1/48	15,500,000	16,315,610
Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,443,984
Springdale School District No. 50, Limited General Obligation
Insured: State Aid Withholding 4.00%, due 6/1/36	2,500,000	2,631,900
Insured: State Aid Withholding 4.00%, due 6/1/40	10,400,000	10,904,192
University of Arkansas, UALR Campus, Revenue Bonds
5.00%, due 10/1/29	1,315,000	1,648,826
5.00%, due 10/1/30	1,110,000	1,386,124
5.00%, due 10/1/31	1,205,000	1,498,309
		40,212,325
California 12.3%
Alta Loma School District, Unlimited General Obligation
Series A 4.00%, due 8/1/45	4,500,000	5,423,760
Series B 5.00%, due 8/1/44	4,000,000	4,939,560
Antelope Valley Community College District, Election 2016, Unlimited General Obligation Series A 4.50%, due 8/1/38	11,500,000	13,704,895
Bay Area Toll Authority, Revenue Bonds Subseries S-H 5.00%, due 4/1/44	2,615,000	3,311,322
California Health Facilities Financing Authority, City of Hope Obligated Group, Revenue Bonds 5.00%, due 11/15/49	24,410,000	28,957,095
California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/35	1,230,000	1,404,279
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/41	5,000,000	5,908,050
California Infrastructure & Economic Development Bank, Green Bond, Revenue Bonds 5.00%, due 8/1/49	9,060,000	11,378,545
California Municipal Finance Authority, CHF Davis I LLC, Revenue Bonds Insured: BAM 5.00%, due 5/15/36	4,400,000	5,239,740
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/22	390,000	417,394
5.00%, due 12/1/23	405,000	444,313
5.00%, due 12/1/24	425,000	476,672
5.00%, due 12/1/25	450,000	514,400
5.00%, due 12/1/26	470,000	545,651
5.00%, due 12/1/27	495,000	581,823
5.00%, due 12/1/28	520,000	608,806
California Municipal Finance Authority, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/32	1,570,000	1,869,525
Insured: BAM 5.00%, due 5/15/32	1,500,000	1,813,785
Insured: BAM 5.00%, due 5/15/39	9,815,000	11,591,319
Insured: BAM 5.00%, due 5/15/43	11,750,000	13,742,800
California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	16,000,000	5,414,080
California State Educational Facilities Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	5,981,050
California State University, Revenue Bonds Series A 5.00%, due 11/1/44	21,530,000	28,115,166
Chino Valley Unified School District, Limited General Obligation Series B 4.00%, due 8/1/45	14,310,000	17,204,054
Chula Vista Elementary School District, Unlimited General Obligation (zero coupon), due 8/1/23	5,000,000	4,953,350
City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	5,991,850
City of Long Beach CA Harbor, Revenue Bonds Series A 5.00%, due 12/15/20	7,940,000	8,083,555
City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,016,050
City of Los Angeles CA, Wastewater System Revenue, Revenue Bonds Subseries A 5.00%, due 6/1/43	10,000,000	12,742,200
City of Los Angeles, Department of Airports, Los Angeles International Airport, Revenue Bonds
Subseries E 5.00%, due 5/15/36	3,205,000	4,092,593
5.00%, due 5/15/37 (c)	2,350,000	2,974,865
Subseries E 5.00%, due 5/15/37	1,000,000	1,272,150
Series A 5.00%, due 5/15/40	6,850,000	8,877,600
Series C 5.00%, due 5/15/44 (c)	3,285,000	3,957,735
Subseries E 5.00%, due 5/15/44	10,230,000	12,803,152
City of Sacramento CA Transient Occupancy Tax Revenue, Convention Center Complex, Revenue Bonds
Series A 5.00%, due 6/1/28	2,700,000	3,240,351
Series A 5.00%, due 6/1/29	3,165,000	3,784,011
Series A 5.00%, due 6/1/30	4,920,000	5,850,421
Series A 5.00%, due 6/1/32	2,260,000	2,642,302
Series A 5.00%, due 6/1/33	1,225,000	1,423,756
Coachella Valley Unified School District, Election 2005, Unlimited General Obligation Series F, Insured: BAM 5.00%, due 8/1/46	12,385,000	14,957,241
Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	15,000,000	18,371,850
Compton Unified School District, Unlimited General Obligation
Series B, Insured: BAM (zero coupon), due 6/1/38	1,250,000	791,025
Series B, Insured: BAM (zero coupon), due 6/1/39	1,340,000	816,435
Series B, Insured: BAM (zero coupon), due 6/1/40	1,500,000	880,020
Series B, Insured: BAM (zero coupon), due 6/1/41	1,750,000	987,805
Corona-Norco Unified School District, Unlimited General Obligation Series C 4.00%, due 8/1/49	7,000,000	8,174,600
Cotati-Rohnert Park Unified School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 8/1/42	2,865,000	3,500,600
El Monte Union High School District, Unlimited General Obligation Series A 5.00%, due 6/1/49	17,390,000	21,275,969
Enterprise Elementary School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/49	5,000,000	5,984,350
Firebaugh-Las Deltas Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/41	3,000,000	3,715,080
Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	1,320,000	1,549,574
Fontana Unified School District, Unlimited General Obligation
Series C (zero coupon), due 8/1/35	14,800,000	7,359,300
Series C (zero coupon), due 8/1/36	15,500,000	7,159,605
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Subseries B-2, Insured: AGM 3.50%, due 1/15/53 (b)	4,800,000	5,232,096
Fresno Unified School District, Election 2001, Unlimited General Obligation
Series G (zero coupon), due 8/1/32	6,000,000	2,836,500
Series G (zero coupon), due 8/1/33	10,000,000	4,392,300
Series G (zero coupon), due 8/1/41	23,485,000	5,907,652
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,407,279
Golden State Tobacco Securitization Corp., Revenue Bonds Series A-1 5.00%, due 6/1/33	12,545,000	15,319,201
Jurupa Unified School District, Unlimited General Obligation Series C 5.25%, due 8/1/43	5,500,000	7,155,445
Live Oak Elementary School District, Certificates of Participation Insured: AGM 5.00%, due 8/1/39	3,205,000	3,858,692
Live Oak Unified School District, Election 2016, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 8/1/48	1,500,000	1,857,030
Los Angeles County Public Works Financing Authority, Revenue Bonds Series E-1 5.00%, due 12/1/49	7,630,000	9,705,742
Los Angeles Unified School District, Election 2008, Unlimited General Obligation Series B-1 5.25%, due 7/1/42	68,405,000	86,675,975
McFarland Unified School District, Unlimited General Obligation Series A, Insured: BAM 4.00%, due 11/1/40	250,000	292,398
Napa Valley Unified School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/44	11,250,000	12,749,287
Oakland Unified School District, Alameda County, Unlimited General Obligation
Insured: AGM 5.00%, due 8/1/27	1,160,000	1,391,652
Insured: AGM 5.00%, due 8/1/28	1,755,000	2,100,735
Insured: AGM 5.00%, due 8/1/29	2,535,000	3,026,359
Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	6,291,500
Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,565,079
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/1/37	3,660,000	4,627,484
Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,146,862
Riverside County Transportation Commission, Sales Tax, Revenue Bonds Series B 4.00%, due 6/1/36	20,000,000	23,377,000
Riverside Unified School District, Election 2016, Unlimited General Obligation Series B 4.00%, due 8/1/42	5,000,000	5,820,000
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,127,930
San Bernardino Community College District, Election 2018, Unlimited General Obligation Series A 3.00%, due 8/1/41	9,175,000	9,746,694
San Diego Association of Governments, South Bay Expressway, Senior Lien, Revenue Bonds
Series A 5.00%, due 7/1/30	2,475,000	3,020,193
Series A 5.00%, due 7/1/32	1,800,000	2,168,118
Series A 5.00%, due 7/1/38	1,150,000	1,358,794
San Diego County Regional Airport Authority, Revenue Bonds Series A 4.00%, due 7/1/38	1,750,000	2,058,175
San Diego County Water Authority, Revenue Bonds 5.00%, due 5/1/34	2,000,000	2,217,940
San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,561,480
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (c)
Series E 5.00%, due 5/1/35	8,350,000	10,506,972
Series E 5.00%, due 5/1/37	3,210,000	4,010,317
Series A 5.00%, due 5/1/47	9,000,000	10,603,710
Series A 5.00%, due 5/1/49	5,000,000	6,100,400
Series E 5.00%, due 5/1/50	7,500,000	9,141,675
San Jose Evergreen Community College District, Election 2016, Unlimited General Obligation
Series B 3.00%, due 9/1/35	1,250,000	1,397,950
Series B 3.00%, due 9/1/36	1,700,000	1,893,987
Series B 3.00%, due 9/1/37	1,565,000	1,738,465
San Marcos School Financing Authority, Revenue Bonds
Insured: AGM 5.00%, due 8/15/33	500,000	608,875
Insured: AGM 5.00%, due 8/15/34	1,000,000	1,215,250
Insured: AGM 5.00%, due 8/15/35	1,000,000	1,211,190
Insured: AGM 5.00%, due 8/15/36	1,100,000	1,328,019
Santa Clara Valley Water District, Revenue Bonds Series A 5.00%, due 6/1/49	2,865,000	3,457,396
Santa Monica Community College District, Election 2016, Unlimited General Obligation Series A 4.00%, due 8/1/47	8,580,000	10,042,375
Selma Unified School District, Election 2006, Unlimited General Obligation
Series D, Insured: AGM (zero coupon), due 8/1/39	730,000	458,484
Series D, Insured: AGM (zero coupon), due 8/1/41	730,000	425,371
Sierra Joint Community College District, Election 2018, Unlimited General Obligation 4.00%, due 8/1/53	3,500,000	4,075,715
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series A 5.00%, due 8/1/39	1,000,000	1,253,710
Series A 5.00%, due 8/1/40	1,195,000	1,495,196
Solano County Community College District, Election 2012, Unlimited General Obligation Series C 5.25%, due 8/1/42	16,460,000	20,680,838
Southern California Water Replenishment District, Revenue Bonds 5.00%, due 8/1/38	1,750,000	2,229,325
State of California, Unlimited General Obligation
4.00%, due 10/1/34	20,790,000	25,964,007
4.00%, due 3/1/36	13,000,000	16,218,150
4.00%, due 3/1/37	20,100,000	24,981,285
4.00%, due 3/1/38	10,000,000	12,388,700
4.00%, due 3/1/40	10,500,000	12,933,585
4.00%, due 3/1/46	20,000,000	24,262,800
5.25%, due 10/1/39	5,635,000	6,900,283
Tahoe-Truckee Unified School District, Unlimited General Obligation Series B 5.00%, due 8/1/41	2,200,000	2,690,908
Turlock Irrigation District, Revenue Bonds 5.00%, due 1/1/44	4,000,000	5,186,400
Twin Rivers Unified School District, Unrefunded Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,120,000	4,099,584
University of California, Revenue Bonds
Series AV 5.00%, due 5/15/42	1,725,000	2,141,415
Series AZ 5.00%, due 5/15/43	9,180,000	11,661,354
Series AZ 5.25%, due 5/15/58	5,905,000	7,484,410
Westminster School District, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,430,137
Winters Joint Unified School District, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 8/1/46	1,400,000	1,696,352
		848,727,661
Colorado 1.4%
Adams State University, Revenue Bonds
Series A, Insured: State Higher Education Intercept Program 4.00%, due 5/15/37	750,000	894,623
Series A, Insured: State Higher Education Intercept Program 4.00%, due 5/15/39	1,085,000	1,282,123
Series A, Insured: State Higher Education Intercept Program 4.00%, due 5/15/42	1,500,000	1,745,370
City & County of Denver CO, Convention Center Expansion Project, Certificates of Participation Series A 5.375%, due 6/1/43	2,875,000	3,392,414
City of Colorado Springs CO, Utilities System, Revenue Bonds
Series A-2 4.00%, due 11/15/34	430,000	523,551
Series A-2 4.00%, due 11/15/35	385,000	466,916
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds 4.00%, due 11/15/43	3,905,000	4,531,870
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A 4.00%, due 8/1/49	15,975,000	17,769,312
Series A-2 5.00%, due 8/1/44	4,500,000	5,488,155
Colorado State Housing & Finance Authority, Revenue Bonds Series C, Insured: GNMA 4.25%, due 11/1/48	5,365,000	5,961,212
Denver City & County Airport System Revenue (c)
Series A 5.00%, due 12/1/25	5,370,000	6,493,082
Series A 5.25%, due 12/1/48	10,000,000	12,284,900
Denver Convention Center Hotel Authority, Revenue Bonds 5.00%, due 12/1/36	1,000,000	1,074,140
E-470 Public Highway Authority, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 9/1/20	3,370,000	3,368,922
Regional Transportation District, Certificates of Participation Series A 4.50%, due 6/1/44	10,000,000	10,914,300
South Suburban Park & Recreation District, Unlimited General Obligation 4.00%, due 12/15/38	1,140,000	1,375,581
State of Colorado, Certificates of Participation Series A 3.00%, due 12/15/36	17,590,000	19,495,876
Vista Ridge Metropolitan District, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 12/1/31	1,250,000	1,542,362
		98,604,709
Connecticut 2.8%
City of Bridgeport CT, Unlimited General Obligation
Series D, Insured: AGM 5.00%, due 8/15/33	3,090,000	3,691,623
Series D, Insured: AGM 5.00%, due 8/15/34	3,090,000	3,683,774
Series D, Insured: AGM 5.00%, due 8/15/35	3,090,000	3,672,063
Series D, Insured: AGM 5.00%, due 8/15/36	3,090,000	3,660,383
City of Hartford CT, Unlimited General Obligation
Series A, Insured: State Guaranteed 5.00%, due 4/1/28	2,500,000	2,660,475
Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,732,281
Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,907,800
City of Hartford CT, Unrefunded, Unlimited General Obligation
Series A, Insured: State Guaranteed 5.00%, due 4/1/29	895,000	951,600
Series A, Insured: AGM 5.00%, due 4/1/32	195,000	207,166
Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	11,930,266
Connecticut State Housing Finance Authority, Revenue Bonds
Subseries C-1 4.00%, due 11/15/45	5,250,000	5,807,182
Series B-1 4.00%, due 5/15/49	2,750,000	3,136,540
State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds
Series A 5.00%, due 9/1/30	6,500,000	7,658,660
Series A 5.00%, due 1/1/31	5,000,000	6,357,250
Series A, Insured: BAM 5.00%, due 9/1/31	14,470,000	17,735,590
Series A 5.00%, due 9/1/33	13,000,000	15,763,670
Series A 5.00%, due 9/1/34	3,250,000	3,751,410
Series A 5.00%, due 1/1/36	4,075,000	5,058,583
State of Connecticut, Special Tax, Revenue Bonds
Series A 3.125%, due 5/1/40	4,250,000	4,596,842
Series A 4.00%, due 5/1/39	9,550,000	11,116,677
Series A 5.00%, due 5/1/37	6,000,000	7,763,160
State of Connecticut, Unlimited General Obligation
Series A 4.00%, due 4/15/37	2,920,000	3,447,819
Series A 4.00%, due 4/15/38	1,460,000	1,718,916
Series A 5.00%, due 3/1/28	1,990,000	2,285,575
Series F 5.00%, due 9/15/28	12,810,000	16,773,798
Series A 5.00%, due 3/15/32	5,130,000	6,195,398
Series C 5.00%, due 6/15/33	1,775,000	2,252,280
Series E, Insured: BAM 5.00%, due 9/15/33	4,500,000	5,784,750
Series C 5.00%, due 6/15/34	1,375,000	1,740,228
Series A 5.00%, due 4/15/35	6,000,000	7,375,560
Series E, Insured: BAM 5.00%, due 9/15/35	2,325,000	2,970,118
Series A 5.00%, due 4/15/36	2,050,000	2,618,444
Series E, Insured: BAM 5.00%, due 9/15/37	2,000,000	2,538,680
Series A 5.00%, due 4/15/39	1,250,000	1,582,738
Series A 5.00%, due 1/15/40	750,000	961,373
University of Connecticut, Revenue Bonds
Series A 5.00%, due 11/1/33	2,000,000	2,544,700
Series A 5.00%, due 11/1/35	3,990,000	5,043,719
		196,677,091
Delaware 0.8%
Delaware State Health Facilities Authority, Christiana Health Care System Obligated Group, Revenue Bonds
5.00%, due 10/1/34	6,360,000	8,346,037
5.00%, due 10/1/35	8,085,000	10,565,235
5.00%, due 10/1/37	9,135,000	11,844,624
5.00%, due 10/1/38	5,000,000	6,464,550
5.00%, due 10/1/45	13,155,000	16,701,720
		53,922,166
District of Columbia 0.5%
District of Columbia, Bryant Street Project, Tax Allocation
4.00%, due 6/1/39	2,370,000	2,869,027
4.00%, due 6/1/43	2,035,000	2,433,168
District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds 5.00%, due 6/1/42	5,500,000	5,749,590
District of Columbia, Revenue Bonds Series A 4.00%, due 3/1/39	3,500,000	4,259,465
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds
Series B 4.00%, due 10/1/39	1,000,000	1,126,380
Series B 5.00%, due 10/1/33	1,500,000	1,871,295
Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds (a)
Series C, Insured: AGC 6.50%, due 10/1/41	8,000,000	10,123,200
Series B 6.50%, due 10/1/44	7,140,000	9,384,316
		37,816,441
Florida 2.6%
Broward County FL, Water & Sewer Utility, Revenue Bonds Series A 5.00%, due 10/1/38	650,000	861,894
Central Florida Expressway Authority, Senior Lien, Revenue Bonds Series A 5.00%, due 7/1/35	2,205,000	2,871,285
City of Miami Beach FL Parking, Revenue Bonds Insured: BAM 5.00%, due 9/1/40	2,500,000	2,938,975
City of Miami FL Parking System, Revenue Bonds
Insured: BAM 4.00%, due 10/1/33	1,520,000	1,833,211
Insured: BAM 4.00%, due 10/1/36	3,395,000	4,048,911
Insured: BAM 4.00%, due 10/1/37	2,535,000	3,013,709
Insured: BAM 4.00%, due 10/1/38	1,675,000	1,985,461
Insured: BAM 4.00%, due 10/1/39	2,820,000	3,333,607
City of Orlando FL, Unrefunded Third Lien, Tourist Development Tax, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	1,600,000	1,604,000
City of Tampa FL Water & Wastewater System, Revenue Bonds Series A 4.00%, due 10/1/44	7,905,000	9,727,814
County of Broward FL, Airport System, Revenue Bonds Class A 5.00%, due 10/1/49 (c)	4,000,000	4,889,600
County of Miami-Dade FL Aviation, Unlimited General Obligation 5.00%, due 7/1/37	2,000,000	2,464,620
County of Miami-Dade FL, Unlimited General Obligation Series A 5.00%, due 11/1/20	3,510,000	3,551,032
County of Miami-Dade Florida Water & Sewer System, Revenue Bonds
Series A 4.00%, due 10/1/44	9,500,000	10,946,565
Series B 5.00%, due 10/1/31	10,000,000	12,049,300
5.00%, due 10/1/44	20,000,000	25,851,800
County of Sarasota FL Utility System, Revenue Bonds Series A 5.00%, due 10/1/40	6,750,000	8,728,020
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM 4.00%, due 10/1/37	1,375,000	1,673,568
Insured: AGM 4.00%, due 10/1/39	1,400,000	1,691,690
Florida Keys Aqueduct Authority, Revenue Bonds Series A 5.00%, due 9/1/49	6,000,000	6,989,520
JEA Electric System, Revenue Bonds Series B 4.00%, due 10/1/36	4,500,000	5,268,150
Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds 5.00%, due 8/1/31	1,500,000	1,663,575
Putnam County Development Authority, Revenue Bonds Series A 5.00%, due 3/15/42	5,000,000	6,144,150
South Miami Health Facilities Authority, Baptist Health South Florida, Revenue Bonds 5.00%, due 8/15/42	20,000,000	23,672,400
Village Community Development District No. 8, Special Assessment Insured: AGM 3.50%, due 5/1/40	6,260,000	6,786,904
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area, Tax Allocation
5.00%, due 3/1/34	10,100,000	13,124,243
5.00%, due 3/1/35	10,620,000	13,754,174
		181,468,178
Georgia 1.5%
Atlanta Development Authority, Revenue Bonds Series A-1 5.00%, due 7/1/33	1,000,000	1,118,560
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
4.00%, due 7/1/44	8,450,000	9,739,639
4.00%, due 7/1/49	3,000,000	3,421,650
Series A 5.00%, due 7/1/32	1,550,000	2,022,672
Series A 5.00%, due 7/1/33	2,380,000	3,080,648
Series A 5.00%, due 7/1/35	1,900,000	2,433,805
Series A 5.00%, due 7/1/36	2,850,000	3,627,993
Series A 5.00%, due 7/1/37	2,800,000	3,545,304
Series A 5.00%, due 7/1/38	2,250,000	2,834,482
Series A 5.00%, due 7/1/39	1,300,000	1,635,816
County of Fulton GA, Water & Sewerage, Revenue Bonds Series A 3.00%, due 1/1/36	12,525,000	14,179,678
Coweta County Development Authority, Piedmont Healthcare, Inc., Revenue Bonds 5.00%, due 7/1/44	5,000,000	6,112,600
Dalton GA, Board of Water Light & Sinking Fund Commissioners, Revenue Bonds 5.00%, due 3/1/30	2,055,000	2,503,422
Etowah Water & Sewer Authority, Revenue Bonds
Insured: BAM 4.00%, due 3/1/33	1,000,000	1,190,060
Insured: BAM 4.00%, due 3/1/35	1,250,000	1,476,900
Fulton County Development Authority, Piedmont Healthcare, Inc. Project, Revenue Bonds
Series A 4.00%, due 7/1/37	2,200,000	2,559,590
Series A 4.00%, due 7/1/39	2,500,000	2,887,950
Gainesville & Hall County Hospital Authority, Northeast Health System, Inc. Project, Revenue Bonds
4.00%, due 2/15/38	8,310,000	9,680,818
Series A, Insured: County Guaranteed 5.25%, due 8/15/49	5,155,000	6,037,588
Main Street Natural Gas, Inc., Revenue Bonds
Series A 5.00%, due 5/15/35	3,000,000	4,034,190
Series A 5.00%, due 5/15/36	3,700,000	5,015,757
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds Series A 3.00%, due 7/1/36	5,750,000	6,386,410
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A 5.00%, due 1/1/37	1,000,000	1,229,240
Series A 5.00%, due 1/1/38	1,000,000	1,225,970
Municipal Electric Authority of Georgia, Revenue Bonds Series A 5.00%, due 1/1/35	5,000,000	5,694,350
		103,675,092
Guam 0.4%
Antonio B Won Pat International Airport Authority, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (c)	5,000,000	5,527,150
Guam Government Waterworks Authority, Water & Wastewater Systems Revenue, Revenue Bonds 5.00%, due 7/1/40	1,730,000	2,032,127
Guam Government, Waterworks Authority, Revenue Bonds
5.00%, due 1/1/46	4,250,000	4,860,683
Series A 5.00%, due 1/1/50	1,660,000	2,050,731
5.25%, due 7/1/33	1,000,000	1,101,410
Guam Power Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,030,862
Series A, Insured: AGM 5.00%, due 10/1/44	655,000	716,046
Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	3,085,000	3,178,908
Territory of Guam, Section 30, Revenue Bonds
Series A 5.00%, due 12/1/27	2,265,000	2,610,548
Series A 5.00%, due 12/1/34	2,290,000	2,598,440
		30,706,905
Hawaii 0.4%
Honolulu City & County Wastewater Systems, Revenue Bonds Series A 4.00%, due 7/1/42	2,000,000	2,359,120
State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds Series A 6.00%, due 7/1/33	3,000,000	3,369,660
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc, Revenue Bonds 3.50%, due 10/1/49 (c)	7,000,000	7,209,370
State of Hawaii Highway Fund, Revenue Bonds Series A 5.00%, due 1/1/38	2,765,000	3,570,251
Series A 5.00%, due 1/1/39	3,150,000	4,056,728
Series A 5.00%, due 1/1/40	2,140,000	2,749,279
State of Hawaii, Unlimited General Obligation Series FE 5.00%, due 10/1/20	1,175,000	1,184,012
		24,498,420
Idaho 0.5%
Idaho Housing & Finance Association, Federal Highway Trust Fund, Revenue Bonds
Series A 5.00%, due 7/15/36	16,920,000	21,029,868
Series A 5.00%, due 7/15/37	10,000,000	12,390,700
		33,420,568
Illinois 9.0%
Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	16,755,210
Chicago Board of Education, Special Tax 6.00%, due 4/1/46	19,485,000	22,595,196
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 12/1/27	8,250,000	9,703,072
Series A, Insured: AGM 5.50%, due 12/1/39	11,455,000	11,953,865
Chicago Midway International Airport, Revenue Bonds Series A 5.375%, due 1/1/33 (c)	2,500,000	2,720,375
Chicago O’Hare International Airport, Passenger Facility Charge, Revenue Bonds
Series A 5.00%, due 1/1/30	2,915,000	3,067,717
Series B 5.00%, due 1/1/31 (c)	2,000,000	2,101,900
Chicago O’Hare International Airport, Revenue Bonds
Series A 4.00%, due 1/1/32 (c)	2,900,000	2,993,815
Series A 5.00%, due 1/1/32 (c)	15,000,000	17,076,750
Series C 5.00%, due 1/1/35	6,000,000	7,023,840
Series D 5.00%, due 1/1/47 (c)	5,000,000	5,766,950
Series C 5.50%, due 1/1/34 (c)	3,000,000	3,274,740
Chicago Park District, Limited General Obligation
Series A, Insured: BAM 4.00%, due 1/1/31	1,955,000	2,255,308
Series C, Insured: BAM 4.00%, due 1/1/38	2,800,000	3,125,780
Series C, Insured: BAM 4.00%, due 1/1/39	3,145,000	3,500,700
Series A 5.00%, due 1/1/28	1,000,000	1,140,890
Series A 5.00%, due 1/1/29	750,000	853,470
Series B, Insured: BAM 5.00%, due 1/1/29	2,500,000	2,787,500
Series A 5.00%, due 1/1/31	1,000,000	1,130,320
Series A 5.00%, due 1/1/35	2,000,000	2,231,540
Chicago Park District, Limited Tax, Limited General Obligation
Series A 5.50%, due 1/1/33	2,000,000	2,147,740
Series A 5.75%, due 1/1/38	4,000,000	4,328,400
Chicago Park District, Personal Property Replacement Tax, Unlimited General Obligation Insured: BAM 4.00%, due 1/1/34	4,555,000	5,160,086
Chicago Park District, Special Recreation Activity Alternate Revenue Source, Unlimited General Obligation Insured: BAM 5.00%, due 11/15/30	1,435,000	1,783,490
Chicago Transit Authority, Revenue Bonds 5.25%, due 12/1/29	2,000,000	2,091,660
Chicago Transit Authority, Sales Tax Receipts, Revenue Bonds 5.25%, due 12/1/31	1,735,000	1,810,316
Chicago, Unlimited General Obligation Series A 6.00%, due 1/1/38	42,135,000	48,920,420
City of Chicago Heights IL, Unlimited General Obligation Series B, Insured: BAM 5.25%, due 12/1/34	2,115,000	2,469,834
City of Chicago IL Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,216,920
City of Chicago IL, Unlimited General Obligation
Series A 5.00%, due 1/1/40	1,750,000	1,756,895
Series A 5.50%, due 1/1/49	10,000,000	11,250,700
Series A, Insured: BAM 6.00%, due 1/1/38	6,000,000	7,548,540
City of Chicago IL, Wastewater Transmission Second Lien, Revenue Bonds 5.00%, due 1/1/39	8,420,000	9,256,106
City of Chicago IL, Wastewater Transmission, Revenue Bonds
5.00%, due 1/1/28	1,000,000	1,114,000
Series B, Insured: AGM 5.00%, due 1/1/30	7,585,000	9,389,547
5.00%, due 1/1/33	2,000,000	2,214,640
Series B 5.00%, due 1/1/33	2,350,000	2,794,667
5.00%, due 1/1/44	13,090,000	14,321,900
Series A, Insured: AGM 5.25%, due 1/1/42	4,000,000	4,880,000
City of Chicago IL, Wastewater, Revenue Bonds
5.00%, due 11/1/27	1,655,000	1,897,127
Series 2017-2, Insured: AGM 5.00%, due 11/1/28	2,000,000	2,460,960
5.00%, due 11/1/29	1,700,000	1,940,040
Series 2017-2, Insured: AGM 5.00%, due 11/1/30	3,000,000	3,639,420
Series 2017-2, Insured: AGM 5.00%, due 11/1/32	5,000,000	5,994,700
Series 2017-2, Insured: AGM 5.00%, due 11/1/33	10,000,000	11,925,400
Series 2017-2, Insured: AGM 5.00%, due 11/1/38	3,500,000	4,111,940
Insured: AGM 5.25%, due 11/1/33	5,000,000	6,076,150
Insured: AGM 5.25%, due 11/1/34	1,785,000	2,164,027
Insured: AGM 5.25%, due 11/1/35	3,025,000	3,654,956
City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/37	1,240,000	1,279,680
Cook County Community College District No. 508, City College of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,663,350
Cook County Community High School District No. 212 Leyden, Revenue Bonds
Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	3,992,978
Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	3,091,258
Cook County School District No. 162, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 12/1/38	2,000,000	2,212,460
County of Will IL, Unlimited General Obligation 5.00%, due 11/15/45	18,000,000	21,340,980
Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	10,730,112
Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,600,500
Illinois State Toll Highway Authority, Revenue Bonds Series B 5.00%, due 1/1/41	5,665,000	6,677,505
Madison County Community Unit School, District No. 7 Edwardsville, Unlimited General Obligation Insured: BAM 4.00%, due 12/1/20	2,085,000	2,109,957
Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	11,072,962
Metropolitan Pier & Exposition Authority, Capital Appreciation-McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	58,750,000	33,804,750
Peoria County School District No. 150, Unlimited General Obligation
Series A, Insured: AGM 4.00%, due 1/1/38	750,000	837,503
Series A, Insured: AGM 4.00%, due 1/1/39	1,175,000	1,309,326
Series A, Insured: AGM 5.00%, due 1/1/35	1,060,000	1,281,869
Rock Island County, Public Building Commission, Revenue Bonds Insured: AGM 5.00%, due 12/1/36	2,645,000	3,211,453
Sales Tax Securitization Corp., Revenue Bonds
Series A, Insured: BAM 5.00%, due 1/1/37	1,650,000	2,022,092
Series A 5.00%, due 1/1/40	2,665,000	3,111,201
Sangamon County School District No. 186 Springfield, Unlimited General Obligation
Series C, Insured: AGM 5.00%, due 6/1/28	1,005,000	1,289,978
Series C, Insured: AGM 5.00%, due 6/1/34	1,000,000	1,307,150
Series C, Insured: AGM 5.00%, due 6/1/38	1,635,000	2,105,210
Series C, Insured: AGM 5.00%, due 6/1/39	1,000,000	1,283,890
Series C, Insured: AGM 5.00%, due 6/1/44	5,000,000	6,332,750
Southern Illinois University, Housing & Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,312,745
Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,794,069
Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,104,240
State of Illinois, Sales Tax, Revenue Bonds
Series C 4.00%, due 6/15/27	2,000,000	2,173,560
4.50%, due 6/15/36	17,500,000	17,627,400
State of Illinois, Unlimited General Obligation
Insured: BAM 4.00%, due 6/1/41	12,600,000	13,304,214
Series B 5.00%, due 10/1/26	3,650,000	4,168,118
Series D 5.00%, due 11/1/26	8,725,000	9,928,701
5.00%, due 2/1/27	4,730,000	5,423,654
5.00%, due 1/1/28	6,155,000	6,903,140
Series D 5.00%, due 11/1/28	7,380,000	8,469,509
5.25%, due 2/1/32	10,000,000	10,823,200
5.50%, due 5/1/39	15,000,000	17,896,200
5.75%, due 5/1/45	5,000,000	6,001,000
Series A 6.00%, due 5/1/27	9,665,000	11,722,775
United City of Yorkville, Special Tax Insured: AGM 5.00%, due 3/1/32	3,778,000	4,489,360
Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,790,460
Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	7,670,000	9,364,303
Village of Rosemont IL, Corporate Purpose Bond, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 12/1/40	8,090,000	9,822,554
Village of Schaumburg IL, Unlimited General Obligation Series A 4.00%, due 12/1/41	37,350,000	40,030,983
Western Illinois Economic Development Authority, City of Quincy, Revenue Bonds Series B, Insured: BAM 4.00%, due 12/1/34	1,500,000	1,727,625
		621,926,243
Indiana 0.5%
City of Indianapolis Department of Public Utilities, Gas Utility, 2nd Lien, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/15/24	7,620,000	7,631,278
Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
Series B 5.00%, due 2/1/24	2,100,000	2,211,657
Series A 5.00%, due 2/1/25	2,215,000	2,330,557
Series B 5.00%, due 2/1/25	2,210,000	2,325,296
Series B 5.00%, due 2/1/26	2,320,000	2,438,622
Indiana University Lease Purchase, Revenue Bonds
Series A 4.00%, due 6/1/32	2,595,000	3,289,396
Series A 4.00%, due 6/1/33	1,885,000	2,373,441
Series A 4.00%, due 6/1/38	3,015,000	3,724,791
Series A 4.00%, due 6/1/39	3,095,000	3,812,266
Vanderburgh County Redevelopment District, Tax Allocation Insured: AGM 5.00%, due 2/1/31	2,310,000	2,813,441
		32,950,745
Iowa 1.1%
City of Coralville IA, Certificates of Participation
Series E 4.00%, due 6/1/21	545,000	545,414
Series E 4.00%, due 6/1/22	1,405,000	1,407,122
Series E 4.00%, due 6/1/23	1,320,000	1,322,680
Iowa Finance Authority, Mortgage-Backed Securities Program, Revenue Bonds
Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/47	2,805,000	3,204,684
Series C, Insured: GNMA/FNMA/FHLMC 4.00%, due 7/1/48	1,765,000	1,946,689
PEFA, Inc., Revenue Bonds 5.00%, due 9/1/49 (b)	52,525,000	64,180,823
		72,607,412
Kansas 0.2%
City of Hutchinson KS, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	639,563
5.00%, due 12/1/28	410,000	461,197
5.00%, due 12/1/30	500,000	559,085
University of Kansas Hospital Authority, KU Health System, Revenue Bonds
5.00%, due 9/1/33	2,500,000	2,960,650
5.00%, due 9/1/34	5,000,000	5,906,500
5.00%, due 9/1/35	2,800,000	3,296,328
		13,823,323
Kentucky 0.6%
City of Ashland KY, King’s Daughters Medical Center Project, Revenue Bonds
Series A 4.00%, due 2/1/21	1,070,000	1,083,214
Series A 5.00%, due 2/1/23	1,525,000	1,651,224
Fayette County School District Finance Corp., Revenue Bonds Series A, Insured: State Intercept 4.00%, due 5/1/38	2,995,000	3,396,480
Kentucky Public Energy Authority, Revenue Bonds Series A 4.00%, due 4/1/48 (b)	15,000,000	16,652,250
Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drain System, Revenue Bonds
Series A 3.00%, due 5/15/36	5,615,000	6,174,928
Series A 3.00%, due 5/15/37	6,365,000	6,978,459
Louisville / Jefferson County Metropolitan Government, Louisville Water Co., Revenue Bonds 3.00%, due 11/15/35	3,915,000	4,374,034
		40,310,589
Louisiana 0.9%
City of Shreveport LA, Unlimited General Obligation
Insured: BAM 5.00%, due 8/1/28	2,285,000	2,834,543
Insured: BAM 5.00%, due 8/1/30	5,355,000	6,589,381
Louisiana Public Facilities Authority, Loyola University, Revenue Bonds 5.25%, due 10/1/30	2,930,000	3,096,512
Louisiana Public Facilities Authority, Unrefunded-Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/34	2,010,000	2,348,886
Louisiana Stadium & Exposition District, Revenue Bonds
5.00%, due 7/3/23	8,550,000	9,087,111
Series A 5.00%, due 7/1/30	1,485,000	1,566,794
State of Louisiana, Unlimited General Obligation
Series A 4.00%, due 2/1/34	9,830,000	10,816,047
Series A 4.00%, due 4/1/37	16,845,000	19,540,368
Series A 5.00%, due 3/1/37	6,995,000	9,098,536
		64,978,178

Maine 0.0% ‡
Maine Housing Authority, Revenue Bonds Series F 3.65%, due 11/15/42	1,110,000	1,200,043

Maryland 0.6%
City of Baltimore MD, Water Projects, Revenue Bonds Series A 4.00%, due 7/1/37	2,065,000	2,473,292
County of Baltimore, Unlimited General Obligation 4.00%, due 3/1/37	5,565,000	6,782,956
County of Montgomery MD, Unlimited General Obligation Series A 5.00%, due 11/1/20	2,000,000	2,023,780
Maryland Stadium Authority, Construction & Revitalization, Revenue Bonds 5.00%, due 5/1/42	24,645,000	30,257,159
		41,537,187
Massachusetts 0.6%
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation 3.00%, due 7/1/39	12,475,000	13,969,380
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/30	1,200,000	1,198,968
5.00%, due 10/1/31	1,200,000	1,198,908
5.00%, due 10/1/32	1,240,000	1,238,797
5.00%, due 10/1/33	1,500,000	1,494,180
5.00%, due 10/1/34	2,170,000	2,154,636
Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 4.00%, due 1/1/33	1,000,000	1,150,950
Massachusetts Educational Financing Authority, Revenue Bonds Series I 6.00%, due 1/1/28	450,000	456,458
Massachusetts Housing Finance Agency, Single Family Housing, Revenue Bonds Series 199 4.00%, due 12/1/48	3,455,000	3,801,433
Massachusetts School Building Authority, Revenue Bonds
Series A 3.00%, due 8/15/38	6,290,000	7,040,271
Series A 5.00%, due 8/15/45	4,585,000	6,083,195
Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,073,360
		41,860,536
Michigan 2.1%
City of Detroit MI, Sewage Disposal System, Second Lien, Revenue Bonds Series A, Insured:BHAC, NATL-RE 5.00%, due 7/1/35	5,345,000	5,576,706
Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
Series A, Insured: Q-SBLF 5.00%, due 5/1/26	595,000	641,374
Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	3,896,858
Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	4,852,269
Downriver Utility Wastewater Authority, Revenue Bonds Insured: AGM 5.00%, due 4/1/31	1,600,000	2,053,872
Grand Rapids Public Schools, Unlimited General Obligation Insured: AGM 5.00%, due 11/1/42	1,400,000	1,784,776
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds Senior Lien-Series A 5.25%, due 7/1/39	12,400,000	13,607,140
Great Lakes Water Authority, Water Supply System, Revenue Bonds
Series C 5.25%, due 7/1/35	20,000,000	24,622,400
Senior Lien-Series A 5.25%, due 7/1/41	5,000,000	5,232,800
Senior Lien-Series A 5.75%, due 7/1/37	5,550,000	5,833,549
Hudsonville Public Schools, Unlimited General Obligation Series I, Insured: Q-SBLF 4.00%, due 5/1/42	1,800,000	2,177,154
Lincoln Consolidated School District, Unlimited General Obligation
Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,503,822
Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,784,543
Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,797,015
Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	4,365,000	5,199,763
Michigan Finance Authority, Great Lakes Water, Revenue Bonds
Series C-7, Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,888,000
Series C-3, Insured: AGM 5.00%, due 7/1/33	3,000,000	3,411,090
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D2, Insured: AGM 5.00%, due 7/1/28	500,000	577,185
Series D-1 5.00%, due 7/1/33	500,000	581,820
Series D-1 5.00%, due 7/1/34	500,000	581,050
Series D1, Insured: AGM 5.00%, due 7/1/35	2,000,000	2,262,640
Series D6, Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,444,362
Michigan Finance Authority, Revenue Notes Series A, Insured: State Aid Witholding 4.00%, due 8/20/21	20,000,000	20,752,800
5.00%, due 7/1/44	2,500,000	2,728,950
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds
5.00%, due 11/1/25	1,000,000	1,229,490
5.00%, due 11/1/27	1,200,000	1,555,644
5.00%, due 11/1/30	500,000	662,385
South Huron Valley Utility Authority, Revenue Bonds Insured: BAM 4.00%, due 5/1/34	5,185,000	6,254,458
Thornapple Kellogg School District, Unlimited General Obligation Insured: Q-SBLF 4.00%, due 5/1/44	1,665,000	1,967,231
Tri-County Area School District, Unlimited General Obligation
Insured: AGM 4.00%, due 5/1/30	1,225,000	1,524,390
Insured: AGM 4.00%, due 5/1/31	1,285,000	1,587,527
Insured: AGM 4.00%, due 5/1/32	1,350,000	1,656,652
Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,340,000	2,346,763
		142,576,478
Minnesota 0.1%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Revenue Bonds 4.00%, due 11/15/37	1,000,000	1,119,520
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds Series E, Insured: GNMA/FMNA/FHLMC 4.25%, due 1/1/49	4,540,000	5,086,979
Minnesota Office of Higher Education, Revenue Bonds 2.65%, due 11/1/38 (c)	3,240,000	3,267,929
		9,474,428
Mississippi 0.0% ‡
Mississippi Home Corp., Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.00%, due 12/1/44	1,795,000	1,990,242

Missouri 0.5%
City of Kansas City MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,633,937
Health & Educational Facilities Authority of the State of Missouri, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,543,920
Missouri Housing Development Commission Mortgage Revenue, Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/47	7,210,000	8,118,965
Series A, Insured: GNMA/FNMA/FHLMC 4.25%, due 5/1/49	4,050,000	4,514,454
Springfield School District No. R-12, Unlimited General Obligation 4.00%, due 3/1/35	3,140,000	3,870,332
		32,681,608
Montana 0.5%
Missoula County Elementary School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/30	145,000	173,678
4.00%, due 7/1/31	295,000	350,622
4.00%, due 7/1/32	590,000	695,162
Missoula High School District No. 1 School Building, Unlimited General Obligation
4.00%, due 7/1/31	335,000	400,620
4.00%, due 7/1/33	350,000	414,193
Montana Board of Housing, Revenue Bonds
Series B 3.40%, due 12/1/33	1,645,000	1,825,983
Series B 3.60%, due 6/1/37	2,125,000	2,354,755
Series B 4.00%, due 12/1/43	1,550,000	1,696,382
Montana Facilities Finance Authority, Revenue Bonds
5.00%, due 2/15/30	1,790,000	2,200,966
5.00%, due 2/15/31	1,500,000	1,831,230
5.00%, due 2/15/32	775,000	941,547
5.00%, due 2/15/33	1,320,000	1,595,946
5.00%, due 2/15/34	1,200,000	1,446,480
Silver Bow County School District No. 1, Unlimited General Obligation
4.00%, due 7/1/30	1,745,000	2,168,791
4.00%, due 7/1/32	1,945,000	2,377,257
4.00%, due 7/1/33	2,020,000	2,454,058
Yellowstone County K-12, School District No. 26 Lockwood, Unlimited General Obligation
5.00%, due 7/1/29	2,260,000	2,985,256
5.00%, due 7/1/30	2,500,000	3,285,875
5.00%, due 7/1/31	3,015,000	3,942,414
5.00%, due 7/1/32	3,300,000	4,288,317
		37,429,532
Nebraska 0.6%
Central Plains Energy, Project No. 3, Revenue Bonds
5.00%, due 9/1/42	13,960,000	15,076,800
Series A 5.00%, due 9/1/42	14,495,000	20,795,976
Nebraska Investment Finance Authority Single Family Housing, Revenue Bonds Series C 4.00%, due 9/1/48	4,880,000	5,378,102
		41,250,878
Nevada 2.5%
City of Henderson NV, Limited General Obligation Series A-1 4.00%, due 6/1/50	15,225,000	18,002,040
City of Las Vegas N.V., City Hall, Limited General Obligation Series C 5.00%, due 9/1/20	2,885,000	2,895,588
Clark County School District, Limited General Obligation
Series C 4.00%, due 6/15/32	5,000,000	5,603,300
Series B, Insured: AGM 4.00%, due 6/15/35	5,395,000	6,406,778
Series C 4.00%, due 6/15/37	4,845,000	5,538,562
Series B, Insured: BAM 5.00%, due 6/15/34	5,750,000	7,300,430
County of Clark N.V., Limited General Obligation
4.00%, due 12/1/35	8,425,000	10,041,758
4.00%, due 12/1/36	5,000,000	5,938,300
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B 4.00%, due 7/1/49	5,800,000	6,151,016
Series B 5.00%, due 7/1/43	22,500,000	26,050,275
Las Vegas Valley Water District, Water Improvement, Limited General Obligation Series A 5.00%, due 6/1/46	3,665,000	4,414,602
State of Nevada Water Pollution Control Revolving Fund, Limited General Obligation
3.00%, due 8/1/32	2,120,000	2,414,850
3.00%, due 8/1/33	2,080,000	2,354,726
Washoe County School District, Limited General Obligation
Series A, Insured: BAM 3.00%, due 6/1/33	3,000,000	3,301,080
Series A, Insured: BAM 3.00%, due 6/1/34	2,490,000	2,731,306
Washoe County School District, School Improvement Bonds, Limited General Obligation
Series A 4.00%, due 10/1/45	15,585,000	18,184,422
Series A 4.00%, due 10/1/49	36,610,000	42,165,567
		169,494,600
New Hampshire 0.2%
City of Manchester NH, General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	1,901,322
New Hampshire Business Finance Authority, Pennichuck Water Works, Inc. Project, Revenue Bonds Series A 4.00%, due 4/1/50 (c)	5,525,000	5,861,749
New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
5.00%, due 1/1/31	905,000	1,055,891
5.00%, due 1/1/32	950,000	1,103,966
5.00%, due 1/1/33	1,000,000	1,157,240
5.00%, due 1/1/34	1,050,000	1,211,679
5.00%, due 1/1/35	600,000	690,984
		12,982,831
New Jersey 6.9%
Atlantic County Improvement Authority, Stockton University-Atlantic City, Revenue Bonds
Series A, Insured: AGM 5.00%, due 7/1/31	2,670,000	3,147,209
Series A, Insured: AGM 5.00%, due 7/1/32	1,305,000	1,530,256
Series A, Insured: AGM 5.00%, due 7/1/33	1,395,000	1,629,848
City of Atlantic City NJ, Unlimited General Obligation Series B, Insured: AGM 5.00%, due 3/1/32	3,400,000	4,179,858
New Brunswick Parking Authority, Revenue Bonds
Series A, Insured: BAM 5.00%, due 9/1/28	4,780,000	5,824,239
Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,875,403
Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,560,123
Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	8,146,848
New Jersey Building Authority, Unrefunded, Revenue Bonds
Series A, Insured: BAM 5.00%, due 6/15/25	2,015,000	2,371,030
Series A, Insured: BAM 5.00%, due 6/15/28	1,805,000	2,157,787
New Jersey Economic Development Authority, Revenue Bonds (c)
5.00%, due 1/1/28	1,000,000	1,112,680
5.50%, due 1/1/26	1,000,000	1,135,920
New Jersey Educational Facilities Authority, Green Bond, Revenue Bonds Series A 3.00%, due 7/1/50	1,775,000	1,743,405
New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
Series A, Insured: BAM 5.00%, due 7/1/29	4,775,000	5,760,417
Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	5,993,100
Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,581,670
New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health, Inc., Revenue Bonds Series A 5.00%, due 7/1/38	10,000,000	12,086,600
New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series C 4.00%, due 12/1/48 (c)	2,250,000	2,355,008
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series E 3.50%, due 4/1/51	28,000,000	31,148,880
Series C 4.75%, due 10/1/50	11,600,000	13,264,600
New Jersey State Economic Development Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 7/1/28	2,000,000	2,397,780
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement, Revenue Bonds
Series A 5.00%, due 6/15/28	4,800,000	5,615,088
Series A 5.00%, due 6/15/29	8,380,000	9,773,845
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE (zero coupon), due 12/15/30	20,000,000	15,175,400
Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	20,199,000
5.00%, due 12/15/26	4,500,000	5,334,210
Series AA 5.00%, due 6/15/44	13,255,000	14,145,338
Series BB 5.00%, due 6/15/44	10,800,000	12,424,428
5.00%, due 6/15/46	7,440,000	8,533,382
5.25%, due 6/15/43	10,205,000	11,983,119
New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	2,000,000	2,254,220
Newark Housing Authority, Revenue Bonds
Insured: AGM 4.00%, due 12/1/27	500,000	578,210
Insured: AGM 4.00%, due 12/1/29	250,000	287,520
Insured: AGM 4.00%, due 12/1/30	250,000	285,330
Insured: AGM 4.00%, due 12/1/31	225,000	255,616
Insured: AGM 5.00%, due 12/1/28	750,000	919,260
Insured: AGM 5.00%, due 12/1/38	1,740,000	2,085,860
Passaic Valley Sewerage Commission, Revenue Bonds
Series J, Insured: AGM 3.00%, due 12/1/31	6,785,000	7,657,890
Series J, Insured: AGM 3.00%, due 12/1/32	4,395,000	4,909,830
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM 5.00%, due 11/1/31	1,750,000	2,288,598
Series A, Insured: AGM 5.00%, due 11/1/32	1,500,000	1,943,730
Series A, Insured: AGM 5.00%, due 11/1/33	750,000	964,703
State of New Jersey, General Obligation Unlimited Notes Series A 4.00%, due 9/25/20 (d)	165,000,000	165,079,200
State of New Jersey, Unlimited General Obligation
5.00%, due 6/1/39	5,000,000	5,957,350
5.00%, due 6/1/40	6,000,000	7,133,940
5.00%, due 6/1/41	11,500,000	13,639,460
5.00%, due 6/1/42	13,600,000	16,098,456
Tobacco Settlement Financing Corp., Revenue Bonds
Series A 5.00%, due 6/1/31	3,000,000	3,769,830
Series A 5.00%, due 6/1/33	6,500,000	8,068,255
Series A 5.00%, due 6/1/34	1,500,000	1,856,820
Series A 5.00%, due 6/1/36	6,000,000	7,368,900
		474,589,449
New Mexico 0.1%
City of Albuquerque NM, Gross Receipts Lodgers Tax Revenue, Revenue Bonds Series A 4.00%, due 7/1/36	2,490,000	3,026,545
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds Series C, Class I, Insured: GNMA/FNMA/FHLMC 4.00%, due 1/1/49	3,130,000	3,464,848
		6,491,393
New York 19.1%
Battery Park City Authority, Revenue Bonds Series B 5.00%, due 11/1/38	2,575,000	3,426,166
Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds
Insured: AGM 5.00%, due 12/15/20	1,025,000	1,042,353
Insured: AGM 5.00%, due 12/15/21	1,075,000	1,142,338
City of New York NY, Unlimited General Obligation Subseries A-1 5.25%, due 10/1/32	20,000,000	25,611,000
City of New York, Multi Modal Service D-1, Unlimited General Obligation Series D1 4.00%, due 3/1/41	12,500,000	14,737,625
City of New York, Unlimited General Obligation
Series A, Subseries A-1 3.00%, due 8/1/36	4,875,000	5,290,643
Subseries A-1 4.00%, due 8/1/38	10,000,000	11,818,900
Series D-1 4.00%, due 3/1/50	22,760,000	26,433,009
Series I 5.00%, due 8/1/23	3,675,000	4,019,825
Series B-1 5.00%, due 10/1/42	2,870,000	3,655,117
Series B-1 5.00%, due 10/1/43	2,835,000	3,602,321
County of Nassau NY, Limited General Obligation
Series C, Insured: BAM 5.00%, due 4/1/37	2,525,000	3,011,845
Series B, Insured: AGM 5.00%, due 4/1/44	5,000,000	6,411,450
Long Island Power Authority, Electric System, Revenue Bonds Insured: BAM 5.00%, due 9/1/44	10,000,000	11,560,100
Long Island Power Authority, Revenue Bonds
5.00%, due 9/1/39	1,875,000	2,349,975
Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	11,581,700
Series B 5.00%, due 9/1/45	8,970,000	10,482,701
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM 4.00%, due 11/15/42	7,500,000	8,407,800
Series A-1, Insured: AGM 4.00%, due 11/15/44	4,845,000	5,404,646
Series C, Insured: AGM 4.00%, due 11/15/47	1,880,000	2,080,634
Series C, Insured: AGM 4.00%, due 11/15/48	10,715,000	11,842,432
Series C, Insured: BAM 5.00%, due 11/15/44	14,845,000	18,059,239
Series A-1 5.00%, due 11/15/48	5,875,000	6,716,711
Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,269,140
Metropolitan Transportation Authority, Revenue Bonds
Series A-2S 4.00%, due 2/1/22	8,000,000	8,151,040
Series D-1 5.00%, due 9/1/22	23,000,000	24,093,420
Series D 5.00%, due 11/15/26	2,000,000	2,099,200
Series D-1 5.00%, due 11/15/26	2,785,000	3,092,408
Series D 5.00%, due 11/15/30	8,150,000	8,510,393
Series C-1 5.00%, due 11/15/34	7,570,000	8,339,339
Subseries A-1 5.00%, due 11/15/40	4,035,000	4,344,444
5.00%, due 11/15/41	2,910,000	3,174,519
Series A 5.00%, due 11/15/41	3,500,000	3,640,385
Subseries C-1 5.25%, due 11/15/29	2,230,000	2,485,090
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Subseries A-1 5.00%, due 11/15/37	1,300,000	1,401,556
Series C 5.00%, due 11/15/38	7,500,000	7,856,100
Series C 5.00%, due 11/15/42	10,000,000	10,477,600
Series B 5.00%, due 11/15/43	1,575,000	1,651,057
Series E 5.00%, due 11/15/43	2,500,000	2,641,350
Series B 5.25%, due 11/15/35	2,870,000	3,092,913
New York City Housing Development Corp., Revenue Bonds
Series J 3.00%, due 11/1/44	5,000,000	5,240,200
Series J 3.05%, due 11/1/49	8,000,000	8,339,440
Series B 3.05%, due 5/1/50	24,270,000	25,139,109
Series J 3.15%, due 11/1/54	23,145,000	24,122,413
Series E-1-C 4.95%, due 11/1/46	4,625,000	5,437,844
New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds Insured: BHAC 5.00%, due 3/1/46	11,500,000	11,504,830
New York City Municipal Water Finance Authority, Water & Sewer System, General Resolution, Revenue Bonds 4.00%, due 6/15/42	5,000,000	6,073,100
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding 5.00%, due 7/15/33	6,060,000	7,115,288
Series S-2, Insured: State Aid Withholding 5.00%, due 7/15/34	3,000,000	3,574,590
Series S-1, Insured: State Aid Withholding 5.00%, due 7/15/36	10,000,000	11,674,900
Series S-1, Insured: State Aid Withholding 5.00%, due 7/15/43	8,555,000	10,147,257
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Subseries B-1 4.00%, due 11/1/37	30,300,000	36,375,150
Series C-1 4.00%, due 11/1/38	11,380,000	13,488,600
Subseries B-1 4.00%, due 11/1/38	7,875,000	9,411,255
Subseries B-1 4.00%, due 11/1/42	12,315,000	14,559,286
Subseries F-1 5.00%, due 5/1/32	4,000,000	5,017,160
Subseries A-1 5.00%, due 5/1/33	10,000,000	12,189,800
Series A-2 5.00%, due 8/1/34	7,795,000	9,762,536
Subseries E-1 5.00%, due 2/1/37	5,000,000	6,003,800
Series E-1 5.00%, due 2/1/41	2,500,000	2,892,650
Subseries F-1 5.00%, due 5/1/42	11,500,000	14,020,915
New York City Transitional Finance Authority, Revenue Bonds Series B-1 4.00%, due 11/1/41	11,500,000	13,627,155
New York City Water & Sewer System, Revenue Bonds
Series DD-2 3.50%, due 6/15/40	2,585,000	2,878,449
Subseries FF-2 4.00%, due 6/15/41	2,500,000	2,995,325
Series EE 5.00%, due 6/15/40	15,660,000	19,761,197
Series EE 5.00%, due 6/15/47	11,710,000	13,053,020
New York City Water & Sewer System, Second General Resolution, Revenue Bonds Series CC 5.00%, due 6/15/47	10,000,000	11,469,700
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds Class 1 2.45%, due 9/15/69	12,925,000	13,102,073
New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	12,917,696
New York Liberty Development Corp., World Trade Center, Revenue Bonds 5.75%, due 11/15/51	18,940,000	19,883,780
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds Series D 4.00%, due 2/15/47	28,250,000	33,119,452
New York State Dormitory Authority, Revenue Bonds
Series D 4.00%, due 2/15/39	10,480,000	12,511,967
Series D 4.00%, due 2/15/40	3,615,000	4,304,091
Series C 4.00%, due 3/15/44	11,385,000	12,950,665
Series E 5.00%, due 3/15/34	4,190,000	5,030,933
Series D 5.00%, due 2/15/48	10,200,000	13,082,622
Series A 5.25%, due 3/15/39	1,840,000	2,373,048
New York State Dormitory Authority, Revenue Notes Series B 5.00%, due 3/31/21	28,000,000	28,896,840
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series E 5.00%, due 3/15/37	5,250,000	6,696,323
5.00%, due 3/15/40	8,280,000	10,123,873
Series B 5.00%, due 3/15/40	23,580,000	29,485,847
Series E 5.00%, due 3/15/40	5,000,000	6,329,650
Series A 5.00%, due 3/15/43	10,000,000	12,422,800
5.00%, due 3/15/44	5,000,000	6,066,150
Series A 5.00%, due 3/15/45	3,000,000	3,711,090
New York State Dormitory Authority, School District Revenue Financing Program, Revenue Bonds
Insured: AGM 5.00%, due 10/1/33	750,000	955,148
Insured: AGM 5.00%, due 10/1/34	3,700,000	4,693,598
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds 5.00%, due 2/15/38	13,490,000	16,748,510
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A 5.00%, due 7/1/36	1,000,000	1,207,220
Series A 5.00%, due 7/1/38	1,000,000	1,201,460
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series B, Insured: AGM 4.00%, due 1/1/50	10,940,000	12,639,201
New York State Thruway Authority, Revenue Bonds
Series L 3.50%, due 1/1/37	3,000,000	3,332,820
Series B 4.00%, due 1/1/39	7,055,000	8,256,467
Series B 4.00%, due 1/1/45	8,900,000	10,258,051
Series B 4.00%, due 1/1/50	5,500,000	6,293,815
Series N 5.00%, due 1/1/34	10,855,000	14,284,854
Series N 5.00%, due 1/1/35	5,000,000	6,547,900
Series N 5.00%, due 1/1/36	19,130,000	24,945,711
Series N 5.00%, due 1/1/38	6,095,000	7,881,140
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
3.00%, due 3/15/40	18,965,000	20,592,576
Series A 5.00%, due 3/15/30	12,350,000	15,150,486
Series C 5.00%, due 3/15/37	9,200,000	11,479,760
Series A 5.00%, due 3/15/43	10,360,000	12,899,547
New York State Urban Development Corp., Revenue Bonds
Series A 5.00%, due 3/15/36	10,000,000	13,360,500
Series A 5.00%, due 3/15/41	19,500,000	25,336,760
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (c)
Insured: AGM 4.00%, due 7/1/31	10,925,000	11,826,859
Series A, Insured: AGM 4.00%, due 7/1/36	24,800,000	26,542,696
Onondaga County Trust Cultural Resource Revenue, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/49	3,000,000	3,528,900
5.00%, due 12/1/38	1,075,000	1,409,809
5.00%, due 12/1/43	6,995,000	9,054,818
Port Authority of New York & New Jersey, Consolidated 172nd, Revenue Bonds 4.25%, due 10/1/32 (c)	5,000,000	5,256,800
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds (c)
5.00%, due 11/1/44	3,190,000	3,950,847
5.00%, due 11/1/49	3,500,000	4,307,380
Port Authority of New York & New Jersey, Revenue Bonds
Series 222 4.00%, due 7/15/37	1,250,000	1,503,175
Series 222 4.00%, due 7/15/38	3,000,000	3,593,070
Series 222 4.00%, due 7/15/39	3,750,000	4,470,525
Series 222 4.00%, due 7/15/40	2,000,000	2,377,680
Rensselaer City School District, Certificates of Participation
Insured: AGM 5.00%, due 6/1/30	1,880,000	2,313,077
Insured: AGM 5.00%, due 6/1/32	2,000,000	2,446,740
Suffolk County NY, Board of Cooperative Educational Services, 1st Supervisory District, Revenue Bond 2.50%, due 10/30/20	7,500,000	7,537,650
Suffolk County NY, Public Improvement, Limited General Obligation
Series B, Insured: AGM 3.00%, due 10/15/31	4,460,000	4,861,177
Series B, Insured: AGM 5.00%, due 10/15/28	4,020,000	4,975,835
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A 5.00%, due 11/15/46	7,855,000	9,645,704
Series A 5.00%, due 11/15/49	72,080,000	92,017,759
Series A 5.00%, due 11/15/54	5,000,000	6,389,950
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B 5.00%, due 11/15/35	8,560,000	10,538,387
Series B 5.00%, due 11/15/38	3,600,000	4,393,728
Series A 5.00%, due 11/15/43	6,000,000	7,553,880
Series A 5.00%, due 11/15/44	3,150,000	3,878,091
Series A 5.00%, due 11/15/45	12,540,000	15,414,043
TSASC, Inc., Revenue Bonds
Series A 5.00%, due 6/1/34	6,990,000	8,311,599
Series A 5.00%, due 6/1/35	2,865,000	3,394,910
West Islip Union Free School District, Limited General Obligation Insured: State Aid Witholding 1.75%, due 6/21/21	5,000,000	5,060,350
		1,322,513,316
North Dakota 0.2%
North Dakota Board of Higher Education, University of North Dakota Housing & Auxiliary Facilities, Revenue Bonds Series A, Insured: AGM 4.00%, due 4/1/44	4,000,000	4,705,320
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Revenue Bonds Series D 4.25%, due 1/1/49	8,270,000	9,196,075
		13,901,395
Ohio 1.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron, Revenue Bonds 5.00%, due 11/15/42	7,000,000	7,382,130
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series A-2, Class 1 4.00%, due 6/1/37	2,000,000	2,353,200
Series A-2, Class 1 5.00%, due 6/1/35	1,000,000	1,297,410
Series A-2, Class 1 5.00%, due 6/1/36	1,000,000	1,291,410
Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
Insured: BAM 5.00%, due 12/1/32	2,200,000	2,652,496
Insured: BAM 5.00%, due 12/1/33	1,335,000	1,604,964
Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,011,621
County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,193,760
County of Hamilton OH, TriHealth, Inc. Obligated Group, Revenue Bonds 3.75%, due 8/15/50	7,250,000	8,068,017
Ohio Higher Educational Facility Commission, Oberlin College Project, Revenue Bonds 5.00%, due 10/1/31	2,800,000	3,108,364
Ohio Hospital Facilities, Cleveland Clinic Health System, Revenue Bonds 4.00%, due 1/1/46	10,850,000	12,550,303
Ohio Housing Finance Agency, Residential Mortgage Revenue, Revenue Bonds Series A, Insured: GNMA/FNMA/FHLMC 4.50%, due 9/1/48	5,585,000	6,260,450
State of Ohio, Unlimited General Obligation Series A 5.00%, due 2/1/38	3,000,000	3,620,010
University of Cincinnati, Revenue Bonds Series A 5.00%, due 6/1/45	10,000,000	12,112,800
		66,506,935
Oklahoma 0.6%
Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
Series A 5.00%, due 9/1/26	1,800,000	2,256,660
Series A 5.00%, due 9/1/27	3,780,000	4,713,471
Series A 5.00%, due 9/1/28	5,000,000	6,217,750
Series A 5.00%, due 9/1/29	4,620,000	5,726,629
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	3,200,000	3,951,616
5.00%, due 9/1/29	2,370,000	2,918,797
Oklahoma Housing Finance Agency, Homeownership Loan Program, Revenue Bonds Series A 4.75%, due 9/1/48	2,940,000	3,333,960
Oklahoma Municipal Power Authority, Revenue Bonds Series A 4.00%, due 1/1/47	7,650,000	8,055,450
Weatherford Industrial Trust Educational Facilities, Weatherford Public Schools Project, Revenue Bonds
5.00%, due 3/1/31	1,820,000	2,389,314
5.00%, due 3/1/33	2,500,000	3,230,125
		42,793,772
Oregon 0.2%
Oregon State Housing & Community Services Department, Single Family Mortgage Program, Revenue Bonds Series C 4.50%, due 7/1/49	10,175,000	11,359,777

Pennsylvania 2.9%
City of Philadelphia PA, Unlimited General Obligation Series B 5.00%, due 2/1/38	5,650,000	7,187,196
Commonwealth Financing Authority PA, Tobacco Master Settlement Payment, Revenue Bonds Insured: AGM 4.00%, due 6/1/39	6,000,000	6,837,420
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds Insured: BAM 5.00%, due 6/1/31	10,000,000	12,747,300
Commonwealth of Pennsylvania, Unlimited General Obligation 1st Series 4.00%, due 3/1/35	5,000,000	5,973,050
Monroeville Finance Authority, Revenue Bonds 4.25%, due 2/15/42	17,500,000	18,421,025
Pennsylvania Economic Development Financing Authority, Revenue Bonds Series A 4.00%, due 11/15/36	4,965,000	5,655,135
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/44	6,140,000	7,059,281
4.00%, due 8/15/49	16,485,000	18,798,670
Pennsylvania Turnpike Commission, Revenue Bonds
Series A, Insured: BAM 5.00%, due 12/1/44	10,000,000	12,527,200
Series A-1 5.00%, due 12/1/46	5,705,000	6,640,905
Series A 5.00%, due 12/1/49	5,000,000	6,152,900
Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds Series 14T 5.00%, due 10/1/31	2,300,000	2,794,339
Philadelphia Water & Wastewater Revenue, Revenue Bonds Series A 5.00%, due 10/1/47	12,000,000	14,748,000
Pittsburgh Water & Sewer Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/1/44	4,530,000	5,761,752
School District of Philadelphia, Revenue Notes Series A 4.00%, due 6/30/21	15,000,000	15,500,250
State Public School Building Authority, Philadelphia Community College, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/15/28	5,505,000	6,575,667
State Public School Building Authority, Philadelphia School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/31	30,000,000	36,627,600
West Chester Area School District, Limited General Obligation
Insured: State Aid Withholding 4.00%, due 5/15/36	4,150,000	4,906,960
Insured: State Aid Withholding 4.00%, due 5/15/37	3,450,000	4,067,861
		198,982,511
Puerto Rico 2.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority, Revenue Bonds Series A, Insured: AGC 5.125%, due 7/1/47	14,410,000	14,413,747
Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
Series A, Insured: AGC 5.00%, due 7/1/26	575,000	578,807
Series A, Insured: AGC 5.00%, due 7/1/27	525,000	528,476
Series A-4, Insured: AGM 5.00%, due 7/1/31	5,170,000	5,190,111
Series A, Insured: AGM 5.00%, due 7/1/35	35,025,000	36,006,050
Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	442,046
Series C, Insured: AGM 5.375%, due 7/1/28	700,000	705,922
Series C, Insured: AGM 5.75%, due 7/1/37	1,150,000	1,160,799
Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,240,000	2,294,051
Commonwealth of Puerto Rico, Unrefunded, Unlimited General Obligation
Series A, Insured: AGC 5.00%, due 7/1/34	285,000	286,391
Insured: AGC 5.25%, due 7/1/32	500,000	503,210
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
Series A, Insured: AGC 5.00%, due 7/1/28	4,350,000	4,377,100
Series A, Insured: AGC 6.125%, due 7/1/24 (a)	545,000	582,627
Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	4,855,000	4,855,097
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD, Insured: AGM 3.625%, due 7/1/23	3,115,000	3,116,402
Series UU, Insured: AGC 4.25%, due 7/1/27	2,345,000	2,345,938
Series NN, Insured: NATL-RE 4.75%, due 7/1/33	1,140,000	1,147,250
Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,450,000	1,456,467
Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,111,630
Series SS, Insured: NATL-RE 5.00%, due 7/1/23	825,000	829,950
Series UU, Insured: AGM 5.00%, due 7/1/23	2,290,000	2,304,267
Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,915,000	2,937,008
Series UU, Insured: AGM 5.00%, due 7/1/24	4,415,000	4,444,227
Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	503,310
Series SS, Insured: AGM 5.00%, due 7/1/30	550,000	553,245
Series VV, Insured: NATL-RE 5.25%, due 7/1/26	1,875,000	1,928,231
Series VV, Insured: NATL-RE 5.25%, due 7/1/29	1,470,000	1,508,205
Series VV, Insured: NATL-RE 5.25%, due 7/1/32	1,225,000	1,252,611
Series VV, Insured: NATL-RE 5.25%, due 7/1/34	550,000	560,890
Series VV, Insured: NATL-RE 5.25%, due 7/1/35	120,000	122,135
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series L, Insured: NATL-RE 5.25%, due 7/1/24	2,195,000	2,254,550
Series N, Insured: NATL-RE 5.25%, due 7/1/32	5,525,000	5,649,533
Series CC, Insured: AGM 5.25%, due 7/1/33	2,100,000	2,302,923
Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,030,000	5,142,169
Series N, Insured: AGC 5.25%, due 7/1/34	4,335,000	4,770,147
Series N, Insured: AGC, AGM 5.25%, due 7/1/36	1,425,000	1,570,564
Series N, Insured: AGC 5.25%, due 7/1/39	100,000	109,916
Series L, Insured: AGC 5.25%, due 7/1/41	2,535,000	2,781,529
Series E, Insured: AGM 5.50%, due 7/1/21	670,000	688,780
Series N, Insured: AGC, AGM 5.50%, due 7/1/29	3,270,000	3,639,673
Series CC, Insured: AGC 5.50%, due 7/1/31	1,480,000	1,647,743
Puerto Rico Highway & Transportation Authority, Unrefunded, Revenue Bonds
Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,254,829
Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	654,420
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM 4.75%, due 8/1/22	820,000	822,526
Series A, Insured: AGM 5.00%, due 8/1/21	195,000	196,065
Series A, Insured: AGM 5.00%, due 8/1/27	290,000	291,920
Series A, Insured: AGM 5.00%, due 8/1/30	1,440,000	1,448,496
Series C, Insured: AGC 5.25%, due 8/1/20	210,000	210,000
Series C, Insured: AGC 5.25%, due 8/1/23	340,000	362,134
Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
Series F, Insured: NATL-RE, XLCA 5.25%, due 7/1/23	265,000	271,220
Series K, Insured: AGM 5.25%, due 7/1/27	1,150,000	1,159,166
Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	307,239
Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,645,130
Puerto Rico Sales Tax Financing Corp Sales Tax, Revenue Bonds Insured: BHAC (zero coupon), due 8/1/54	98,098	19,890
		144,246,762
Rhode Island 0.4%
City of Cranston RI, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/37	1,335,000	1,751,293
Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,630,714
Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	5,855,600
Rhode Island Health & Educational Building Corp., Public Schools Financing Program, Revenue Bonds
Series B 5.00%, due 5/15/33	1,045,000	1,370,580
Series B 5.00%, due 5/15/34	1,095,000	1,429,577
Series B 5.00%, due 5/15/35	1,150,000	1,490,262
Series B 5.00%, due 5/15/36	1,205,000	1,550,739
Series B 5.00%, due 5/15/37	1,265,000	1,622,742
Rhode Island Health & Educational Building Corp., Rhode Island School of Design, Revenue Bonds
5.00%, due 8/15/29	500,000	632,300
5.00%, due 8/15/31	400,000	499,620
5.00%, due 8/15/33	450,000	554,922
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Revenue Bonds Series 69-B, Insured: GNMA/FNMA/FHLMC 4.00%, due 10/1/48	5,120,000	5,667,738
		24,056,087
South Carolina 1.8%
Patriots Energy Group Financing Agency, Gas Supply, Revenue Bonds Series A 4.00%, due 10/1/48 (b)	4,355,000	4,819,504
Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	10,755,076
South Carolina Public Service Authority, Revenue Bonds
Series C 5.00%, due 12/1/29	5,000,000	5,806,750
Series A 5.00%, due 12/1/32	10,000,000	11,940,200
Series B 5.00%, due 12/1/46	3,125,000	3,672,875
Series B 5.00%, due 12/1/56	2,500,000	2,922,000
Series E 5.25%, due 12/1/55	27,430,000	31,967,745
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series A 5.00%, due 12/1/25	6,445,000	6,800,893
Series D 5.00%, due 12/1/26	1,215,000	1,321,653
Series C 5.00%, due 12/1/36	3,860,000	4,042,501
Series C, Insured: AGM 5.00%, due 12/1/36	2,000,000	2,114,720
Series D 5.00%, due 12/1/43	5,290,000	5,596,397
South Carolina State Housing Finance & Development Authority, Revenue Bonds Series A 4.50%, due 7/1/48	3,580,000	3,999,504
South Carolina Transportation Infrastructure Bank, Revenue Bonds
Insured: AGM 5.00%, due 10/1/35	6,110,000	7,709,231
5.00%, due 10/1/36	15,000,000	18,633,450
Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,318,977
		123,421,476
South Dakota 0.1%
South Dakota Conservancy District, Revenue Bonds
5.00%, due 8/1/37	1,750,000	2,261,175
5.00%, due 8/1/38	3,000,000	3,866,250
		6,127,425
Tennessee 0.7%
Metropolitan Nashville Airport Authority, Revenue Bonds
Series B 4.00%, due 7/1/49 (c)	1,785,000	2,012,016
Series B 5.00%, due 7/1/32 (c)	2,500,000	3,250,825
Series B 5.00%, due 7/1/33	5,700,000	7,364,571
Series B 5.00%, due 7/1/49 (c)	15,000,000	18,585,150
Series B 5.00%, due 7/1/54 (c)	6,550,000	8,081,652
Tennessee Housing & Development Agency, Residential Finance Program, Revenue Bonds 4.50%, due 7/1/49	7,425,000	8,385,053
		47,679,267
Texas 4.3%
Bexar County Hospital District, Limited General Obligation 4.00%, due 2/15/37	4,200,000	4,892,496
Brazoria County Municipal Utility District No. 34, Unlimited General Obligation Insured: NATL-RE 3.00%, due 9/1/29	600,000	622,452
Central Texas Turnpike System, Revenue Bonds
Series C 5.00%, due 8/15/34	5,000,000	5,548,450
Series C 5.00%, due 8/15/42	2,135,000	2,337,590
City of Arlington TX, Senior Lien, Special Tax Series A, Insured: AGM 5.00%, due 2/15/37	1,300,000	1,544,049
City of Austin TX, Airport System, Revenue Bonds (c)
5.00%, due 11/15/24	4,000,000	4,684,520
5.00%, due 11/15/25	4,000,000	4,812,520
Series B 5.00%, due 11/15/48	2,490,000	3,049,702
City of Corpus Christi TX, Utility System, Revenue Bonds
Series A 3.00%, due 7/15/38	4,100,000	4,594,501
Series A 3.00%, due 7/15/39	4,400,000	4,915,548
Series A 3.00%, due 7/15/40	3,085,000	3,436,597
City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,191,171
City of Houston TX, Hotel Occupancy Tax, Revenue Bonds 5.00%, due 9/1/25	235,000	253,523
City of Houston TX, Utility System, Revenue Bonds
Series B 5.00%, due 11/15/33	2,000,000	2,480,140
Series B 5.00%, due 11/15/34	1,500,000	2,014,995
Series B 5.00%, due 11/15/35	1,295,000	1,730,884
City of Houston, Limited General Obligation Series A 5.00%, due 3/1/29	5,000,000	6,337,300
Dallas Area Rapid Transit Sales Tax Revenue, Revenue Bonds
Series B 4.00%, due 12/1/36	9,000,000	10,291,590
Series B 4.00%, due 12/1/37	6,155,000	7,022,424
Dallas County Hospital District, Limited General Obligation 5.00%, due 8/15/30	10,000,000	13,055,700
Dallas-Fort Worth International Airport, Revenue Bonds Series C 5.125%, due 11/1/43 (c)	5,310,000	5,714,834
Dallas/Fort Worth International Airport, Revenue Bonds
Series A 4.00%, due 11/1/34	18,890,000	23,084,524
Series A 4.00%, due 11/1/35	4,445,000	5,406,409
Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds 4.00%, due 10/1/49	9,900,000	11,703,978
Grand Parkway Transportation Corp., Revenue Bonds
Series A 5.00%, due 10/1/35	1,500,000	1,910,010
Series A 5.00%, due 10/1/43	8,625,000	10,749,337
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	5,011,152
Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Facilities Department, Revenue Bonds
5.00%, due 9/1/26	565,000	604,358
5.00%, due 9/1/27	1,485,000	1,579,669
5.00%, due 9/1/31	2,450,000	2,573,480
5.00%, due 9/1/34	1,550,000	1,615,581
North Harris County Regional Water Authority, Senior Lien, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,559,616
North Texas Tollway Authority, Revenue Bonds
Series A 5.00%, due 1/1/34	1,400,000	1,617,014
Series A 5.00%, due 1/1/35	2,950,000	3,400,465
Series A 5.00%, due 1/1/38	16,500,000	20,620,380
Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	10,911,130
Series B 5.00%, due 1/1/40	22,140,000	24,000,424
San Antonio Water System, Junior Lien, Revenue Bonds Series A 5.00%, due 5/15/37	7,585,000	10,217,829
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series A 5.00%, due 11/15/23	1,245,000	1,375,526
Series A 5.00%, due 11/15/24	1,305,000	1,476,842
Series A 5.00%, due 11/15/25	1,370,000	1,587,611
Series A 5.00%, due 11/15/26	1,440,000	1,705,882
Series B 5.00%, due 11/15/46	3,590,000	4,002,419
Texas Department of Housing & Community Affairs, Revenue Bonds Series A, Insured: GNMA/FNMA 4.75%, due 1/1/49	25,000	28,457
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
5.00%, due 12/15/30	17,100,000	18,368,136
5.00%, due 12/15/31	7,575,000	8,119,870
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
7.00%, due 6/30/40	5,020,000	5,044,247
7.50%, due 6/30/32	4,095,000	4,116,294
7.50%, due 6/30/33	5,500,000	5,528,600
Texas Public Finance Authority, Financing System-Texas Southern University, Revenue Bonds
Insured: BAM 4.00%, due 5/1/31	1,000,000	1,116,000
Insured: BAM 4.00%, due 5/1/32	1,295,000	1,438,603
Texas State Municipal Power Agency, Revenue Bonds 5.00%, due 9/1/47	2,750,000	2,758,113
Texas State University System, Revenue Bonds Series A 4.00%, due 3/15/35	2,000,000	2,437,460
Texas Water Development Board, Revenue Bonds
Series A 4.00%, due 10/15/36	2,000,000	2,486,320
Series A 4.00%, due 10/15/37	3,000,000	3,729,390
Texas Water Development Board, Water Implementation Fund, Revenue Bonds 4.00%, due 10/15/38	650,000	805,649
Town of Prosper TX, Unlimited General Obligation 4.00%, due 2/15/31	1,235,000	1,503,674
Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	613,235
West Harris County Regional Water Authority, Revenue Bonds 5.00%, due 12/15/39	1,200,000	1,561,044
		298,899,714
U.S. Virgin Islands 0.7%
Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
Series A 5.00%, due 10/1/32	5,100,000	4,790,583
Series A 6.625%, due 10/1/29	6,960,000	6,722,107
Series A 6.75%, due 10/1/37	5,000,000	4,817,700
Virgin Islands Public Finance Authority, Revenue Bonds
5.00%, due 9/1/30 (d)	5,000,000	5,710,150
Series A, Insured: AGM 5.00%, due 10/1/32	15,655,000	16,972,838
Series C, Insured: AGM 5.00%, due 10/1/39	5,920,000	6,670,360
		45,683,738
Utah 1.7%
County of Utah UT, IHC Health Services, Inc., Revenue Bonds
Series A 4.00%, due 5/15/43	3,000,000	3,553,620
Series B 4.00%, due 5/15/47	1,670,000	1,810,881
Series A 5.00%, due 5/15/43	10,350,000	13,446,720
Salt Lake City Airport, Revenue Bonds Series A 5.00%, due 7/1/42 (c)	18,790,000	22,334,922
Utah Housing Corp., Revenue Bonds
Series H, Insured: GNMA 4.50%, due 10/21/48	2,596,080	2,786,943
Series J, Insured: GNMA 4.50%, due 12/21/48	3,086,495	3,313,415
Series A, Insured: GNMA 4.50%, due 1/21/49	6,175,744	6,629,785
Series B, Insured: GNMA 4.50%, due 2/21/49	4,078,381	4,378,223
Utah Infrastructure Agency, Revenue Bonds
5.00%, due 10/15/38	1,990,000	2,480,575
5.00%, due 10/15/41	2,175,000	2,690,975
Utah Transit Authority, Revenue Bonds
4.00%, due 6/15/39	30,000,000	31,186,500
4.00%, due 12/15/41	13,300,000	15,309,896
Utah Transit Authority, Sales Tax, Revenue Bonds Insured: BAM 5.00%, due 12/15/40	2,780,000	3,503,050
Weber Basin Water Conservancy District, Revenue Bonds 5.00%, due 10/1/44	5,130,000	6,656,380
		120,081,885
Vermont 0.1%
Vermont Educational & Health Building Financing Agency, Revenue Bonds 5.00%, due 11/1/40	6,775,000	6,854,538
Vermont Educational & Health Buildings Financing Agency, Middlebury College Project, Revenue Bonds 4.00%, due 11/1/36	1,250,000	1,505,400
		8,359,938
Virginia 1.1%
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
3.75%, due 7/1/50	20,350,000	22,813,774
4.00%, due 7/1/45	12,000,000	14,019,000
County of Fairfax VA, Unlimited General Obligation Series A, Insured: State Aid Withholding 4.00%, due 10/1/34	3,000,000	3,668,940
Hampton Roads Sanitation District, Revenue Bonds
Series A 5.00%, due 10/1/31	1,420,000	1,843,898
Series A 5.00%, due 10/1/32	2,500,000	3,222,025
Virginia Commonwealth Transportation Board, Revenue Bonds Series A 5.00%, due 5/15/29	3,750,000	4,912,388
Virginia Housing Development Authority, Revenue Bonds Series B 3.35%, due 5/1/54	3,800,000	4,025,986
Virginia Resources Authority, Infrastructure Revenue, Revenue Bonds Series A, Insured: Moral Obligation 5.00%, due 11/1/30	2,245,000	2,485,889
Virginia Small Business Financing Authority, Express Lanes LLC Project, Revenue Bonds 5.00%, due 7/1/49 (c)	20,000,000	20,681,400
		77,673,300
Washington 1.0%
King County School District No. 210, Unlimited General Obligation
Insured: School Bond Guaranty 3.00%, due 12/1/34	3,885,000	4,433,601
Insured: School Bond Guaranty 3.00%, due 12/1/35	5,485,000	6,231,454
Thurston & Pierce Counties Community Schools, Unlimited General Obligation Insured: School Bond Guaranty 4.00%, due 12/1/35	3,900,000	4,716,153
University of Washington, Revenue Bonds
Series A 4.00%, due 4/1/38	1,860,000	2,264,048
Series A 4.00%, due 4/1/39	2,345,000	2,845,939
Series B 5.00%, due 6/1/37	2,765,000	3,222,248
Washington Higher Educational Facilities Authority, Seattle Pacific University Project, Revenue Bonds
5.00%, due 10/1/32	1,330,000	1,659,614
5.00%, due 10/1/35	1,000,000	1,231,990
5.00%, due 10/1/38	1,175,000	1,432,865
5.00%, due 10/1/45	1,600,000	1,916,352
Washington State Convention Center Public Facilities District, Revenue Bonds
Insured: AGM 4.00%, due 7/1/58	20,000,000	21,836,400
5.00%, due 7/1/48	9,560,000	10,580,748
Insured: AGM 5.00%, due 7/1/58	2,935,000	3,423,560
Washington State Housing Finance Commission, Single Family Program, Revenue Bonds
Series 1N 4.00%, due 12/1/48	5,585,000	6,169,526
Series 1N 4.00%, due 6/1/49	285,000	317,011
		72,281,509
Wisconsin 0.3%
Wisconsin Center District, Junior Dedicated, Revenue Bonds
Series A 5.00%, due 12/15/31	3,665,000	3,920,707
Series A 5.00%, due 12/15/32	2,850,000	3,042,204
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Series C 5.00%, due 2/15/23	2,110,000	2,315,451
Wisconsin Housing & Economic Development Authority, Revenue Bonds Series D 4.00%, due 3/1/47	7,605,000	8,386,033
		17,664,395
Wyoming 0.1%
West Park Hospital District, Revenue Bonds
Series A 5.50%, due 6/1/21	250,000	258,143
Series A 6.375%, due 6/1/26	1,000,000	1,041,500
Wyoming Community Development Authority, Revenue Bonds
Series 3 4.00%, due 6/1/43	4,070,000	4,479,686
Series 1 4.00%, due 12/1/48	3,775,000	4,185,871
		9,965,200
Total Long-Term Municipal Bonds (Cost $5,834,310,082)		6,234,654,499

Short-Term Municipal Notes 3.0%
Arkansas 0.1%
City of Osceola AR, Plum Point Energy Associates LLC Project, Revenue Bonds 0.18%, due 4/1/36 (c)(e)	5,000,000	5,000,000

Connecticut 0.1%
Connecticut State Health & Educational Facility Authority, Yale-New Haven Health Obligated Group, Revenue Bonds 0.17%, due 7/1/25 (e)	8,400,000	8,400,000
District of Columbia 0.1%
Tender Option Bond Trust Receipts, Revenue Bonds Series 2020-YX1120 0.21%, due 10/1/49 (d)(e)	8,390,000	8,390,000

Georgia 0.3%
Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds 0.23%, due 11/1/52 (e)	22,655,000	22,655,000

Idaho 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Revenue Bonds 0.70%, due 12/1/48 (e)	6,500,000	6,500,000

Illinois 0.3%
Tender Option Bond Trust Receipts, Revenue Bonds Series 2015-XF1009, Insured: AGM 0.22%, due 6/15/32 (d)(e)	17,390,000	17,390,000

Kentucky 0.1%
County of Meade KY, Nucor Corp., Revenue Bonds 0.31%, due 7/1/60 (c)(e)	8,160,000	8,160,000

Minnesota 0.3%
County of Hennepin MN, Unlimited General Obligation Series B 0.15%, due 12/1/38 (e)	23,530,000	23,530,000

Missouri 0.2%
RIB Floater Trust, Revenue Bonds Series 2019-016 0.20%, due 6/1/45 (d)(e)	11,000,000	11,000,000

New Jersey 0.4%
New Jersey Turnpike Authority, Revenue Bonds Series D-1 0.82%, due 1/1/24 (e)	25,750,000	25,626,143

New York 0.1%
New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood, Revenue Bonds Series E-3 0.14%, due 5/1/59 (e)	2,300,000	2,300,000
Tender Option Bond Trust Receipts, Revenue Bonds Series 2016-XM0454 0.24%, due 9/15/40 (d)(e)	5,000,000	5,000,000
		7,300,000
Oregon 0.1%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Revenue Bonds Series B 0.14%, due 8/1/34 (e)	9,200,000	9,200,000

Texas 0.5%
Harris County Health Facilities Development Corp., Methodist Hospital System, Revenue Bonds (e)
Series A-1 0.17%, due 12/1/41	23,000,000	23,000,000
Series A-2 0.17%, due 12/1/41	15,000,000	15,000,000
		38,000,000
Wisconsin 0.3%
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System, Revenue Bonds Series A 0.14%, due 2/15/50 (e)	18,685,000	18,685,000
Total Short-Term Municipal Notes (Cost $209,923,510)		209,836,143
Total Municipal Bonds (Cost $6,044,233,592)		6,444,490,642

Unaffiliated Investment Company 1.6%
California 1.6%
Invesco California Value Municipal Income Trust 1.151%, due 12/1/22 (d)	80,000,000	80,000,000
Nuveen AMT-Free Quality Municipal Income Fund (b)
Series A 0.92%, due 5/1/47 (d)	20,000,000	20,000,000
Series D 0.92%, due 3/1/29	11,800,000	11,800,000
Total Unaffiliated Investment Company (Cost $111,800,000)		111,800,000

Total Investments (Cost $6,212,596,060)	94.9%	6,556,290,642

Other Assets, Less Liabilities	5.1	352,083,166
Net Assets	100.0%	$6,908,373,808

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
10-Year United States Treasury Note	(2,725)	September 2020	$(377,713,190)	$(381,712,891)	$(3,999,701)

1.	As of July 31, 2020, cash in the amount of $4,223,750 was on deposit with a broker or futures commission merchant for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CHF	—Collegiate Housing Foundation.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$—	$6,234,654,499	$—	$6,234,654,499
Short-Term Municipal Notes	—	209,836,143	—	209,836,143
Total Municipal Bonds	—	6,444,490,642	—	6,444,490,642
Unaffiliated Investment Company	—	111,800,000	—	111,800,000
Total Investments in Securities	$—	$6,556,290,642	$—	$6,556,290,642

Liability Valuation Inputs

Other Financial Instruments
Futures Contracts (b)	$(3,999,701)	$—	$—	$(3,999,701)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Unconstrained Bond Fund

Portfolio of Investments July 31, 2020 (Unaudited)

		Principal Amount	Value
Long-Term Bonds 97.4% †
Asset-Backed Securities 6.2%
Auto Floor Plan Asset-Backed Securities 1.2%
Ford Credit Floorplan Master Owner Trust
Series 2019-4, Class A 2.44%, due 9/15/26		$1,465,000	$1,534,819
Series 2017-3, Class A 2.48%, due 9/15/24		1,550,000	1,604,472
Series 2018-4, Class A 4.06%, due 11/15/30		5,030,000	5,450,494
			8,589,785
Automobile Asset-Backed Securities 1.3%
American Credit Acceptance Receivables Trust Series 2020-2, Class C 3.88%, due 4/13/26 (a)		1,970,000	2,064,505
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2020-1A, Class A 2.33%, due 8/20/26		1,360,000	1,356,295
Series 2015-2A, Class A 2.63%, due 12/20/21		204,167	204,375
Series 2017-2A, Class A 2.97%, due 3/20/24		1,095,000	1,106,606
Series 2018-2A, Class A 4.00%, due 3/20/25		945,000	964,173
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.04%, due 8/15/31 (a)		1,745,000	1,806,317
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.51%, due 1/26/32 (a)		1,210,000	1,256,348
			8,758,619
Home Equity 0.1%
First NLC Trust Series 2007-1, Class A1 0.242% (1 Month LIBOR + 0.07%), due 8/25/37 (a)(b)		299,703	169,803
GSAA Home Equity Trust Series 2007-8, Class A3 0.622% (1 Month LIBOR + 0.45%), due 8/25/37 (b)		135,224	132,563
MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.222% (1 Month LIBOR + 0.05%), due 11/25/36 (b)		80,136	34,762
Morgan Stanley ABS Capital I Trust Series 2007-HE4, Class A2A 0.282% (1 Month LIBOR + 0.11%), due 2/25/37 (b)		82,276	33,772
			370,900
Other Asset-Backed Securities 3.5%
Carrington Mortgage Loan Trust Series 2007-HE1, Class A3 0.362% (1 Month LIBOR + 0.19%), due 6/25/37 (b)		3,675,000	3,432,874
CF Hippolyta LLC (a)
Series 2020-1, Class A1 1.69%, due 7/15/60		1,460,000	1,475,240
Series 2020-1, Class A2 1.99%, due 7/15/60		1,000,000	1,010,825
DB Master Finance LLC (a)
Series 2017-1A, Class A2I 3.629%, due 11/20/47		1,358,725	1,403,047
Series 2019-1A, Class A23 4.352%, due 5/20/49		1,439,125	1,574,062
Domino's Pizza Master Issuer LLC (a)
Series 2018-1A, Class A2I 4.116%, due 7/25/48		156,800	167,357
Series 2015-1A, Class A2II 4.474%, due 10/25/45		1,684,800	1,797,170
Hilton Grand Vacations Trust (a)
Series 2019-AA, Class A 2.34%, due 7/25/33		2,541,055	2,585,958
Series 2020-AA, Class A 2.74%, due 2/25/39		1,471,653	1,519,523
Series 2020-AA, Class B 4.22%, due 2/25/39		702,595	723,792
JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.272% (1 Month LIBOR + 0.10%), due 3/25/47 (b)		103,685	65,598
MVW LLC Series 2019-2A, Class A 2.22%, due 10/20/38 (a)		2,396,712	2,446,283
PFS Financing Corp. (a)
Series 2020-B, Class B 1.71%, due 6/15/24		685,000	686,223
Series 2020-A, Class B 1.77%, due 6/15/25		1,475,000	1,483,012
Sierra Timeshare Receivables Funding LLC (a)
Series 2019-3A, Class A 2.34%, due 8/20/36		1,535,016	1,560,048
Series 2018-2A, Class A 3.50%, due 6/20/35		690,497	705,561
Wendy's Funding LLC Series 2019-1A, Class A2I 3.783%, due 6/15/49 (a)		1,695,400	1,808,025
			24,444,598
Student Loans 0.1%
KeyCorp Student Loan Trust Series 2000-A, Class A2 0.68% (3 Month LIBOR + 0.32%), due 5/25/29 (b)		86,043	85,855
Navient Private Education Refi Loan Trust Series 2020-FA, Class B 2.69%, due 7/15/69 (a)		1,000,000	1,003,597
			1,089,452
Total Asset-Backed Securities (Cost $41,947,013)			43,253,354

Convertible Bonds 0.9%
Machinery - Diversified 0.5%
Chart Industries, Inc. 1.00%, due 11/15/24 (a)		2,465,000	3,280,582

Semiconductors 0.4%
ON Semiconductor Corp. 1.625%, due 10/15/23		2,080,000	2,604,808

Total Convertible Bonds (Cost $4,071,982)			5,885,390

Corporate Bonds 62.4%
Advertising 0.2%
Clear Channel International B.V. 6.625%, due 8/1/25 (a)		1,077,000	1,101,232

Agriculture 0.3%
JBS Investments II GmbH 7.00%, due 1/15/26 (a)		1,915,000	2,058,625
Airlines 2.8%
American Airlines Pass-Through Trust Series 2013-2, Class A 4.95%, due 7/15/24		2,147,928	1,742,620
Continental Airlines Pass-Through Trust
Series 2007-1, Class A 5.983%, due 10/19/23		2,361,769	2,261,049
Series 2005-ERJ1 9.798%, due 10/1/22		22,817	20,888
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA 3.204%, due 10/25/25		3,360,000	3,370,368
Series 2007-1, Class A 6.821%, due 2/10/24		1,169,547	1,146,635
Delta Air Lines, Inc. 7.00%, due 5/1/25 (a)		2,010,000	2,146,504
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, due 6/20/27 (a)		1,520,000	1,573,200
U.S. Airways Pass-Through Trust Series 2010-1, Class A 6.25%, due 10/22/24		4,294,417	3,772,532
United Airlines Pass-Through Trust Series 2014-2, Class B 4.625%, due 3/3/24		3,592,722	3,224,525
			19,258,321
Apparel 0.3%
Hanesbrands, Inc. (a)
4.875%, due 5/15/26		650,000	708,500
5.375%, due 5/15/25		1,160,000	1,247,000
			1,955,500
Auto Manufacturers 2.2%
Ford Motor Co.
8.50%, due 4/21/23		1,925,000	2,136,750
9.00%, due 4/22/25		2,000,000	2,356,250
Ford Motor Credit Co. LLC
3.35%, due 11/1/22		1,115,000	1,121,969
4.063%, due 11/1/24		2,280,000	2,330,616
4.25%, due 9/20/22		860,000	877,200
General Motors Co. 6.125%, due 10/1/25		585,000	683,788
General Motors Financial Co., Inc.
2.90%, due 2/26/25		2,500,000	2,587,265
3.45%, due 4/10/22		2,230,000	2,292,891
5.20%, due 3/20/23		715,000	777,573
			15,164,302
Banks 9.5%
Bank of America Corp.
2.676%, due 6/19/41 (c)		2,200,000	2,342,677
4.30%, due 1/28/25 (c)(d)		3,526,000	3,329,602
6.30%, due 3/10/26 (c)(d)		3,570,000	4,104,877
8.57%, due 11/15/24 (e)		1,645,000	2,128,015
Barclays PLC 2.852%, due 5/7/26 (c)		2,375,000	2,517,906
BNP Paribas S.A. 3.052%, due 1/13/31 (a)(c)		2,135,000	2,329,633
Citigroup, Inc. (c)
3.352%, due 4/24/25		1,880,000	2,047,201
6.30%, due 5/15/24 (d)		6,360,000	6,665,980
Citizens Financial Group, Inc. 4.15%, due 9/28/22 (a)		2,270,000	2,397,971
Goldman Sachs Group, Inc.
1.562% (3 Month LIBOR + 1.17%), due 5/15/26 (b)		3,220,000	3,223,639
2.60%, due 2/7/30		325,000	348,908
JPMorgan Chase & Co. (c)
2.956%, due 5/13/31		980,000	1,067,405
4.60%, due 2/1/25 (d)		4,752,000	4,598,035
Lloyds Banking Group PLC
4.582%, due 12/10/25		1,365,000	1,540,932
4.65%, due 3/24/26		1,985,000	2,253,187
Morgan Stanley
3.885% (3 Month LIBOR + 3.61%), due 10/15/20 (b)(d)		4,098,000	3,852,120
4.00%, due 7/23/25		1,920,000	2,213,440
5.00%, due 11/24/25		2,465,000	2,938,207
Natwest Group PLC 3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (b)		2,145,000	2,302,829
Popular, Inc. 6.125%, due 9/14/23		1,582,000	1,676,920
Santander Holdings USA, Inc.
3.40%, due 1/18/23		1,500,000	1,570,657
3.70%, due 3/28/22		2,000,000	2,077,269
Truist Bank 2.636% (5 Year Treasury Constant Maturity Rate + 1.15%), due 9/17/29 (b)		2,500,000	2,552,218
Truist Financial Corp. 4.95% (5 Year Treasury Constant Maturity Rate + 4.605%), due 9/1/25 (b)(d)		1,915,000	2,044,262
Wells Fargo & Co. (c)
3.584%, due 5/22/28		380,000	425,916
5.90%, due 6/15/24 (d)		3,690,000	3,754,575
			66,304,381
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, due 1/23/29 (e)		1,770,000	2,178,368

Biotechnology 0.1%
Biogen, Inc. 3.15%, due 5/1/50		890,000	938,926

Building Materials 0.5%
Builders FirstSource, Inc. (a)
5.00%, due 3/1/30		2,335,000	2,448,948
6.75%, due 6/1/27		705,000	775,500
			3,224,448
Chemicals 0.6%
Braskem Netherlands Finance B.V. 4.50%, due 1/10/28 (a)		1,250,000	1,179,687
Orbia Advance Corp. S.A.B. de C.V. 4.00%, due 10/4/27 (a)		2,600,000	2,763,800
			3,943,487
Commercial Services 2.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, due 7/15/26 (a)		2,130,000	2,279,100
Ashtead Capital, Inc. 4.25%, due 11/1/29 (a)		2,060,000	2,176,143
California Institute of Technology 3.65%, due 9/1/19		2,218,000	2,616,855
Herc Holdings, Inc. 5.50%, due 7/15/27 (a)		2,320,000	2,453,400
IHS Markit, Ltd. 3.625%, due 5/1/24		3,710,000	3,993,815
Service Corp. International 5.375%, due 5/15/24		2,200,000	2,243,538
Trustees of the University of Pennsylvania 3.61%, due 2/15/19		2,315,000	2,813,466
			18,576,317
Computers 1.1%
Dell International LLC / EMC Corp. (a)
4.90%, due 10/1/26		4,000,000	4,512,894
8.10%, due 7/15/36		1,045,000	1,418,287
NCR Corp. (a)
6.125%, due 9/1/29		717,000	785,438
8.125%, due 4/15/25		1,193,000	1,323,872
			8,040,491
Distribution & Wholesale 0.4%
Performance Food Group, Inc. 5.50%, due 10/15/27 (a)		2,866,000	2,959,145

Diversified Financial Services 4.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, due 5/26/22		4,430,000	4,406,577
4.50%, due 5/15/21		480,000	489,614
Air Lease Corp.
2.30%, due 2/1/25		3,275,000	3,153,107
3.25%, due 3/1/25		4,000,000	4,045,204
Ally Financial, Inc.
5.75%, due 11/20/25 (e)		3,820,000	4,313,272
8.00%, due 11/1/31		3,280,000	4,536,467
Avolon Holdings Funding, Ltd. 3.25%, due 2/15/27 (a)		2,125,000	1,805,022
Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	3,173,993
Capital One Financial Corp. 4.15% (3 Month LIBOR + 3.80%), due 9/1/20 (b)(d)		1,535,000	1,335,450
Charles Schwab Corp. 5.375% (5 Year Treasury Constant Maturity Rate + 4.971%), due 6/1/25 (b)(d)		2,060,000	2,255,700
Nationstar Mortgage Holdings, Inc. 6.00%, due 1/15/27 (a)		1,565,000	1,596,300
			31,110,706
Electric 1.8%
Appalachian Power Co. 3.30%, due 6/1/27		1,800,000	1,982,463
Duke Energy Corp. 4.875% (5 Year Treasury Constant Maturity Rate + 3.388%), due 9/16/24 (b)(d)		2,415,000	2,493,487
Evergy, Inc. 5.292%, due 6/15/22 (f)		663,000	709,580
Pacific Gas & Electric Co. 3.50%, due 8/1/50		1,205,000	1,241,089
Potomac Electric Power Co. 4.15%, due 3/15/43		1,305,000	1,670,821
WEC Energy Group, Inc. 2.505% (3 Month LIBOR + 2.113%), due 5/15/67 (b)		5,495,000	4,283,556
			12,380,996
Electronics 0.1%
FLIR Systems, Inc. 2.50%, due 8/1/30		965,000	995,648

Entertainment 0.5%
International Game Technology PLC 6.25%, due 2/15/22 (a)		1,322,000	1,381,636
Six Flags Theme Parks, Inc. 7.00%, due 7/1/25 (a)		2,285,000	2,452,513
			3,834,149
Food 1.1%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 5.50%, due 1/15/30 (a)		1,035,000	1,141,087
Kraft Heinz Foods Co.
4.25%, due 3/1/31 (a)		1,722,000	1,900,800
5.00%, due 7/15/35		809,000	947,821
Smithfield Foods, Inc. 3.35%, due 2/1/22 (a)		2,490,000	2,471,296
Tyson Foods, Inc. 3.95%, due 8/15/24		2,000	2,227
U.S. Foods, Inc. 6.25%, due 4/15/25 (a)		1,185,000	1,270,912
			7,734,143
Food Services 0.2%
Aramark Services, Inc. 6.375%, due 5/1/25 (a)		1,075,000	1,134,125

Health Care - Services 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co. 3.20%, due 6/1/50 (a)		1,445,000	1,588,063
NYU Langone Hospitals 3.38%, due 7/1/55		1,700,000	1,804,210
			3,392,273
Home Builders 2.6%
D.R. Horton, Inc. 5.75%, due 8/15/23		2,120,000	2,398,633
Lennar Corp.
4.75%, due 11/29/27		188,000	214,790
6.25%, due 12/15/21		2,875,000	2,986,320
8.375%, due 1/15/21		2,540,000	2,616,200
Meritage Homes Corp. 7.00%, due 4/1/22		4,720,000	5,091,936
Toll Brothers Finance Corp.
3.80%, due 11/1/29		495,000	514,800
4.35%, due 2/15/28		303,000	327,998
5.875%, due 2/15/22		3,735,000	3,898,406
			18,049,083
Insurance 2.9%
Lincoln National Corp. 2.743% (3 Month LIBOR + 2.358%), due 5/17/66 (b)		3,537,000	2,475,900
NMI Holdings, Inc. 7.375%, due 6/1/25 (a)		685,000	744,670
Protective Life Corp. 8.45%, due 10/15/39 (e)		2,476,000	3,898,472
Reliance Standard Life Global Funding II 2.50%, due 10/30/24 (a)		2,900,000	2,994,987
Scottish Widows, Ltd. 5.50%, due 6/16/23	GBP	6,500,000	9,296,182
Willis North America, Inc. 3.875%, due 9/15/49		$425,000	520,160
			19,930,371
Internet 2.0%
Baidu, Inc. 4.375%, due 5/14/24		2,380,000	2,630,138
Booking Holdings, Inc. 3.60%, due 6/1/26		2,790,000	3,142,704
Expedia Group, Inc.
3.25%, due 2/15/30		3,920,000	3,702,220
3.60%, due 12/15/23 (a)		895,000	905,507
6.25%, due 5/1/25 (a)		430,000	469,952
Match Group Holdings II LLC 4.125%, due 8/1/30 (a)		122,000	125,660
Weibo Corp.
3.375%, due 7/8/30		1,340,000	1,399,025
3.50%, due 7/5/24		1,515,000	1,597,871
			13,973,077
Iron & Steel 1.3%
ArcelorMittal S.A. 4.55%, due 3/11/26 (e)		3,470,000	3,767,494
Vale Overseas, Ltd. 6.25%, due 8/10/26		4,330,000	5,204,660
			8,972,154
Lodging 1.4%
Boyd Gaming Corp. 8.625%, due 6/1/25 (a)		500,000	551,190
Hilton Domestic Operating Co., Inc.
4.875%, due 1/15/30		1,930,000	2,021,675
5.375%, due 5/1/25 (a)		935,000	977,542
Marriott International, Inc. 3.75%, due 10/1/25		5,888,000	6,024,906
			9,575,313
Machinery - Diversified 0.2%
Clark Equipment Co. 5.875%, due 6/1/25 (a)		1,225,000	1,287,781

Media 1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 5.875%, due 4/1/24 (a)		996,000	1,030,561
Diamond Sports Group LLC / Diamond Sports Finance Co. 6.625%, due 8/15/27 (a)		4,248,000	2,325,780
Grupo Televisa S.A.B. 5.25%, due 5/24/49		1,695,000	2,062,640
Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,287,893
			6,706,874
Mining 1.6%
Anglo American Capital PLC 4.875%, due 5/14/25 (a)		3,000,000	3,394,591
Corp. Nacional del Cobre de Chile (a)
3.00%, due 9/30/29		1,890,000	2,013,965
3.75%, due 1/15/31		1,290,000	1,453,404
Indonesia Asahan Aluminium Persero PT 5.45%, due 5/15/30 (a)		2,115,000	2,498,779
Industrias Penoles S.A.B de C.V. 4.75%, due 8/6/50 (a)		1,962,000	2,040,480
			11,401,219
Miscellaneous - Manufacturing 1.1%
General Electric Co.
3.625%, due 5/1/30		1,400,000	1,417,143
4.25%, due 5/1/40		1,525,000	1,561,899
4.35%, due 5/1/50		1,960,000	2,032,777
Textron Financial Corp. 2.127% (3 Month LIBOR + 1.735%), due 2/15/67 (a)(b)		4,350,000	2,871,000
			7,882,819
Oil & Gas 4.1%
BP Capital Markets PLC 4.875% (5 Year Treasury Constant Maturity Rate + 4.398%), due 3/22/30 (b)(d)		2,170,000	2,327,325
Concho Resources, Inc. 4.30%, due 8/15/28		2,995,000	3,394,839
Gazprom PJSC Via Gaz Capital S.A. 7.288%, due 8/16/37 (a)		2,520,000	3,626,598
Marathon Petroleum Corp.
4.50%, due 5/1/23		1,330,000	1,441,214
4.70%, due 5/1/25		1,450,000	1,647,502
5.125%, due 4/1/24 (e)		4,350,000	4,435,281
Occidental Petroleum Corp. (zero coupon), due 10/10/36		10,470,000	4,567,537
Petrobras Global Finance B.V. 6.75%, due 6/3/50		1,645,000	1,789,760
Petroleos Mexicanos 6.75%, due 9/21/47		4,835,000	3,928,437
WPX Energy, Inc. 4.50%, due 1/15/30		1,145,000	1,065,881
			28,224,374
Packaging & Containers 1.9%
Berry Global, Inc. 4.875%, due 7/15/26 (a)		135,000	142,594
Crown European Holdings S.A. 4.00%, due 7/15/22 (a)	EUR	3,540,000	4,363,639
GPC Merger Sub, Inc. 7.125%, due 8/15/28 (a)		$750,000	780,000
Owens Brockway Glass Container, Inc. 6.625%, due 5/13/27 (a)		2,325,000	2,516,813
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, due 7/15/23 (a)		5,271,000	5,351,646
Sealed Air Corp. 4.00%, due 12/1/27 (a)		123,000	127,305
			13,281,997
Pharmaceuticals 1.8%
AbbVie, Inc. 4.25%, due 11/21/49 (a)		2,790,000	3,549,355
Bausch Health Cos., Inc. (a)
5.50%, due 11/1/25		3,735,000	3,875,847
5.75%, due 8/15/27		2,835,000	3,077,052
CVS Pass-Through Trust 5.789%, due 1/10/26 (a)		39,749	42,613
Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26		2,146,000	1,957,603
			12,502,470
Pipelines 2.6%
Enterprise Products Operating LLC
3.95%, due 1/31/60		1,630,000	1,789,761
4.20%, due 1/31/50		520,000	604,358
Hess Midstream Operations L.P. 5.625%, due 2/15/26 (a)		367,000	380,685
Kinder Morgan, Inc.
5.625%, due 11/15/23 (a)		2,449,000	2,784,677
7.75%, due 1/15/32		2,035,000	2,952,200
MPLX, L.P. 4.00%, due 3/15/28		560,000	610,119
Plains All American Pipeline, L.P. / PAA Finance Corp. 3.80%, due 9/15/30		1,040,000	1,041,258
Sabine Pass Liquefaction LLC 5.75%, due 5/15/24		2,146,000	2,444,940
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		3,725,000	3,749,957
Western Midstream Operating L.P. 6.25%, due 2/1/50		1,800,000	1,777,500
			18,135,455
Real Estate 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp. 7.625%, due 6/15/25 (a)		1,490,000	1,563,710

Real Estate Investment Trusts 0.9%
CyrusOne L.P. / CyrusOne Finance Corp. 3.45%, due 11/15/29		1,850,000	2,032,558
GLP Capital, L.P. / GLP Financing II, Inc. 3.35%, due 9/1/24		1,535,000	1,554,188
Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	489,773
Iron Mountain, Inc. 4.875%, due 9/15/29 (a)		1,941,000	2,022,037
			6,098,556
Retail 2.0%
1011778 B.C. ULC / New Red Finance, Inc. 5.75%, due 4/15/25 (a)		495,000	529,595
AutoNation, Inc. 4.75%, due 6/1/30		2,300,000	2,664,904
Darden Restaurants, Inc. 3.85%, due 5/1/27		3,512,000	3,640,739
Kohl’s Corp. 9.50%, due 5/15/25		2,320,000	2,743,910
Macy’s, Inc. 8.375%, due 6/15/25 (a)		2,035,000	2,125,395
Starbucks Corp. 4.45%, due 8/15/49 (e)		1,970,000	2,579,953
			14,284,496
Semiconductors 0.5%
Broadcom, Inc. 3.625%, due 10/15/24 (a)		2,040,000	2,227,877
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.40%, due 5/1/30 (a)		1,135,000	1,252,511
			3,480,388
Telecommunications 4.6%
Altice France S.A. 7.375%, due 5/1/26 (a)		2,491,000	2,657,025
AT&T, Inc.
2.875% (EUAMDB05 + 3.14%), due 3/2/25 (b)(d)	EUR	2,200,000	2,474,226
3.65%, due 6/1/51		$1,485,000	1,628,590
CommScope Technologies LLC 5.00%, due 3/15/27 (a)		1,899,000	1,834,130
Crown Castle Towers LLC 4.241%, due 7/15/48 (a)		3,825,000	4,342,737
Sprint Communications, Inc. 6.00%, due 11/15/22		144,000	155,680
Sprint Corp. 7.875%, due 9/15/23		3,620,000	4,199,200
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, due 9/20/29 (a)		2,255,000	2,452,312
T-Mobile USA, Inc.
3.50%, due 4/15/25 (a)		1,790,000	1,973,923
4.50%, due 4/15/50 (a)		920,000	1,148,482
6.00%, due 3/1/23		3,000,000	3,025,920
Telefonica Emisiones S.A. 5.462%, due 2/16/21		1,000	1,027
VEON Holdings B.V. 4.95%, due 6/16/24 (a)		3,345,000	3,600,725
Vodafone Group PLC 4.25%, due 9/17/50		1,815,000	2,226,784
			31,720,761
Total Corporate Bonds (Cost $418,116,188)			433,356,481

Foreign Bonds 0.1%
Banks 0.1%
Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	449,000	628,528
Total Foreign Bonds (Cost $713,732)			628,528

Foreign Government Bonds 1.6%
Brazil 1.0%
Brazilian Government International Bond 4.625%, due 1/13/28 (g)		$6,444,000	7,049,736

Mexico 0.6%
Mexico Government International Bond 3.25%, due 4/16/30		3,558,000	3,641,613

Total Foreign Government Bonds (Cost $10,454,824)			10,691,349

Loan Assignments 5.8% (b)
Automobile 0.2%
KAR Auction Services, Inc. 2019 Term Loan B6 2.438% (1 Month LIBOR + 2.25%), due 9/19/26		1,470,662	1,417,351

Buildings & Real Estate 0.5%
Realogy Group LLC 2018 Term Loan B 3.00% (1 Month LIBOR + 2.25%), due 2/8/25		3,949,618	3,732,389

Containers, Packaging & Glass 0.6%
BWAY Holding Co. 2017 Term Loan B 3.523% (3 Month LIBOR + 3.25%), due 4/3/24		4,619,284	4,293,458

Diversified/Conglomerate Service 0.6%
Change Healthcare Holdings LLC 2017 Term Loan B 3.50% (1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.500%), due 3/1/24		4,095,736	3,997,184

Finance 0.5%
Alliant Holdings Intermediate, LLC 2018 Term Loan B 2.911% (1 Month LIBOR + 2.75%), due 5/9/25		3,652,051	3,516,403

Healthcare, Education & Childcare 0.5%
Syneos Health, Inc. 2018 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 8/1/24		3,169,825	3,088,316

Personal & Nondurable Consumer Products (Manufacturing Only) 0.5%
Prestige Brands, Inc. Term Loan B4 2.161% (1 Month LIBOR + 2.00%), due 1/26/24		3,253,654	3,204,173

Personal, Food & Miscellaneous Services 0.3%
1011778 B.C. Unlimited Liability Co. Term Loan B4 1.911% (1 Month LIBOR + 1.75%), due 11/19/26		1,399,498	1,341,769
Aramark Services, Inc. 2018 Term Loan B2 1.911% (1 Month LIBOR + 1.75%), due 3/28/24		1,102,946	1,048,258
			2,390,027
Radio and TV Broadcasting 0.5%
Nielsen Finance LLC Term Loan B4 2.183% (1 Month LIBOR + 2.00%), due 10/4/23		3,836,137	3,723,451

Telecommunications 1.6%
Level 3 Financing, Inc. 2019 Term Loan B 1.911% (1 Month LIBOR + 1.75%), due 3/1/27		2,698,623	2,613,729
SBA Senior Finance II LLC 2018 Term Loan B 1.92% (1 Month LIBOR + 1.75%), due 4/11/25		8,524,484	8,259,279
			10,873,008
Total Loan Assignments (Cost $41,597,307)			40,235,760

Mortgage-Backed Securities 16.9%
Agency (Collateralized Mortgage Obligations) 1.3%
Federal Home Loan Mortgage Corporation
REMIC, Series 4908, Class BD 3.00%, due 4/25/49		2,525,000	2,617,409
REMIC Series 4888, Class BA 3.50%, due 9/15/48		1,750,410	1,834,353
REMIC, Series 4924, Class NS 5.875% (1 Month LIBOR + 6.05%), due 10/25/49 (b)		6,539,553	885,527
REMIC, Series 4957, Class SB 5.875% (1 Month LIBOR + 6.05%), due 11/25/49 (b)		4,459,589	480,256
Federal National Mortgage Association REMIC, Series 2020-10, Class DA 3.50%, due 3/25/60		2,950,223	3,261,904
			9,079,449
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 11.2%
Bank
Series 2019-BN21, Class A5 2.851%, due 10/17/52		3,480,000	3,855,402
Series 2019-BN19, Class A2 2.926%, due 8/15/61		3,695,000	4,113,275
Bayview Commercial Asset Trust (a)(b)
Series 2006-4A, Class A1 0.402% (1 Month LIBOR + 0.23%), due 12/25/36		15,441	14,073
Series 2005-3A, Class A1 0.492% (1 Month LIBOR + 0.32%), due 11/25/35		1,028,528	952,671
Benchmark Mortgage Trust
Series 2020-B18, Class AM 2.335%, due 7/15/53		1,550,000	1,603,788
Series 2019-B12, Class A5 3.116%, due 8/15/52		3,917,216	4,419,696
Series 2020-IG3, Class AS 3.229%, due 9/15/48 (a)(h)		1,210,000	1,342,978
BX Commercial Mortgage Trust (a)
Series 2018-GW, Class A 0.975% (1 Month LIBOR + 0.80%), due 5/15/35 (b)		1,555,000	1,492,749
Series 2019-0C11, Class B 3.605%, due 12/9/41		985,000	1,003,658
Series 2019-0C11, Class C 3.856%, due 12/9/41		2,700,000	2,628,806
Series 2019-0C11, Class D 4.076%, due 12/9/41 (i)		630,000	594,513
BX Trust (a)
Series 2018-BILT, Class A 0.975% (1 Month LIBOR + 0.80%), due 5/15/30 (b)		2,110,000	2,014,729
Series 2019-OC11, Class A 3.202%, due 12/9/41		1,000,000	1,058,733
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class AS 3.571%, due 2/10/48		840,000	888,182
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, due 8/15/48		2,541,000	2,793,102
FREMF Mortgage Trust (a)(h)
Series 2015-K720, Class B 3.393%, due 7/25/22		945,000	975,654
Series 2013-K30, Class B 3.556%, due 6/25/45		3,975,000	4,198,329
Series 2015-K721, Class B 3.565%, due 11/25/47		2,075,000	2,149,097
Series 2013-K35, Class B 3.939%, due 12/25/46		1,140,000	1,227,019
GS Mortgage Securities Trust
Series 2019-BOCA, Class A 1.375% (1 Month LIBOR + 1.20%), due 6/15/38 (a)(b)		4,110,000	3,996,883
Series 2019-GC42, Class A4 3.001%, due 9/1/52		1,365,000	1,526,890
Series 2019-GC40, Class A4 3.16%, due 7/10/52		2,560,000	2,878,920
Series 2017-GS7, Class A4 3.43%, due 8/10/50		2,720,000	3,061,941
Hawaii Hotel Trust Series 2019-MAUI, Class A 1.325% (1 Month LIBOR + 1.15%), due 5/15/38 (a)(b)		1,860,000	1,796,417
Hudson Yards Mortgage Trust Series 2019-30HY, Class A 3.228%, due 7/10/39 (a)		1,360,000	1,543,581
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-AON, Class A 4.128%, due 7/5/31 (a)		3,370,000	3,584,668
Series 2013-C16, Class A4 4.166%, due 12/15/46		2,795,000	3,042,333
JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class A3 3.231%, due 1/15/48		1,940,777	2,077,246
Morgan Stanley Bank of America Merrill Lynch Trust Series-2015-C23, Class A3 3.451%, due 7/15/50		1,290,000	1,407,853
One Bryant Park Trust Series 2019-OBP, Class A 2.516%, due 9/15/54 (a)		3,825,000	4,120,028
Wells Fargo Commercial Mortgage Trust
Series 2019-C53, Class A4 3.04%, due 10/15/52		3,100,000	3,482,848
Series 2018-1745, Class A 3.749%, due 6/15/36 (a)(h)		2,900,000	3,249,326
Series 2018-AUS, Class A 4.058%, due 8/17/36 (a)(h)		4,310,000	4,795,388
			77,890,776
Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
JP Morgan Mortgage Trust Series 2019-1, Class A3 4.00%, due 5/25/49 (a)(i)		662,193	683,626

Whole Loan (Collateralized Mortgage Obligations) 4.3%
Banc of America Alternative Loan Trust Series 2005-11, Class 2CB1 6.00%, due 12/25/35		1,378,219	1,379,212
Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A3 3.50%, due 7/25/49 (a)(i)		717,986	737,758
Connecticut Avenue Securities Trust Series 2020-R02, Class 2M2 2.172% (1 Month LIBOR + 2.00%), due 1/25/40 (a)(b)		1,885,000	1,783,422
Fannie Mae Connecticut Avenue Securities (b)
Series 2017-C02, Class 2M2 3.822% (1 Month LIBOR + 3.65%), due 9/25/29		882,215	884,667
Series 2016-C04, Class 1M2 4.422% (1 Month LIBOR + 4.25%), due 1/25/29		1,763,996	1,777,193
Series 2016-C06, Class 1M2 4.422% (1 Month LIBOR + 4.25%), due 4/25/29		2,517,557	2,569,201
Series 2016-C07, Class 2M2 4.522% (1 Month LIBOR + 4.35%), due 5/25/29		1,146,028	1,170,580
Series 2016-C05, Class 2M2 4.622% (1 Month LIBOR + 4.45%), due 1/25/29		6,193,726	6,290,970
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes (b)
Series 2016-DNA4, Class M3 3.972% (1 Month LIBOR + 3.80%), due 3/25/29		1,500,497	1,514,953
Series 2016-HQA3, Class M3 4.022% (1 Month LIBOR + 3.85%), due 3/25/29		4,820,000	4,859,535
Series 2016-HQA1, Class M3 6.522% (1 Month LIBOR + 6.35%), due 9/25/28		1,748,493	1,811,387
Freddie Mac STACR Remic Trust Series 2020-DNA2, Class M2 2.022% (1 Month LIBOR + 1.85%), due 2/25/50 (a)(b)		538,000	509,558
Galton Funding Mortgage Trust Series 2018-2, Class A51 4.50%, due 10/25/58 (a)(i)		1,570,000	1,657,986
GreenPoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.392% (1 Month LIBOR + 0.22%), due 6/25/37 (b)		601,102	559,035
Impac Secured Assets Corp. Series 2006-5, Class 2A 0.372% (1 Month LIBOR + 0.20%), due 12/25/36 (b)		163,690	151,086
MASTR Alternative Loans Trust Series 2004-11, Class BI1 6.104%, due 11/25/34 (h)		341,226	321,254
Sequoia Mortgage Trust (a)(i)
Series 2017-1, Class A4 3.50%, due 2/25/47		522,931	528,166
Series 2018-7, Class B3 4.216%, due 9/25/48		1,450,517	1,350,888
			29,856,851
Total Mortgage-Backed Securities (Cost $112,551,581)			117,510,702

Municipal Bonds 0.5%
California 0.4%
Regents of the University of California Medical Center Pooled, Revenue Bonds Series N 3.006%, due 5/15/50		2,760,000	2,958,195

New York 0.1%
New York State Thruway Authority, Revenue Bonds Series M 2.90%, due 1/1/35		645,000	704,998
Total Municipal Bonds (Cost $3,405,000)			3,663,193

U.S. Government & Federal Agencies 3.0%
United States Treasury Bond 0.1%
1.25%, due 5/15/50		830,000	840,926

United States Treasury Note 0.2%
0.625%, due 5/15/30		1,120,000	1,129,275

United States Treasury Inflation - Indexed Notes 2.7% (j)
0.125%, due 1/15/30		4,399,724	4,876,492
0.875%, due 1/15/29		12,179,843	14,189,753
			19,066,245
Total U.S. Government & Federal Agencies (Cost $18,752,044)			21,036,446
Total Long-Term Bonds (Cost $651,609,671)			676,261,203

		Shares
Common Stocks 0.0%‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.		14	44

Media 0.0% ‡
ION Media Networks, Inc. (k)(l)(m)(n)(o)		22	8,298

Tobacco 0.0% ‡
Turning Point Brands, Inc.		6,802	223,650

Total Common Stocks (Cost $0)			231,992

Short-Term Investments 3.5%
Affiliated Investment Company 0.9%
MainStay U.S. Government Liquidity Fund, 0.05% (p)		5,856,106	5,856,106
Total Affiliated Investment Company (Cost $5,856,106)			5,856,106

		Principal Amount
U.S. Government 2.0%
United States Treasury Bills 0.086%, due 9/24/2020 (q)		$13,915,000	13,913,226
Total U.S. Government (Cost $13,913,226)			13,913,226

		Shares
Unaffiliated Investment Company 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (p)(r)		3,822,490	3,822,490

Total Unaffiliated Investment Company (Cost $3,822,490)			3,822,490
Total Short-Term Investments (Cost $23,591,822)			23,591,822
Total Investments, Before Investments Sold Short (Cost $675,201,493)		100.9%	700,085,017

		Principal Amount
Investments Sold Short (1.2%)
Corporate Bonds Sold Short (1.2%)
Health Care - Services (0.4%)
DaVita, Inc. 5.00%, due 5/1/25		$(2,940,000)	(3,020,850)

Mining (0.8%)
FMG Resources (August 2006) Pty, Ltd. 5.125%, due 5/15/24 (a)		(5,000,000)	(5,337,500)

Total Investments Sold Short (Proceeds $8,000,902)			(8,358,350)

Total Investments, Net of Investments Sold Short (Cost $667,200,591)		99.7%	691,726,667
Other Assets, Less Liabilities		0.3	2,414,385
Net Assets		100.0%	$694,141,052

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2020.
(c)	Fixed to floating rate - Rate shown was the rate in effect as of July 31, 2020.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Fund’s custodian as collateral for securities sold short.
(f)	Step coupon - Rate shown was the rate in effect as of July 31, 2020.
(g)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $3,736,777. The Fund received cash collateral with a value of $3,822,490.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2020.
(i)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2020.
(j)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Illiquid security - As of July 31, 2020, the total market value of the security deemed illiquid under procedures approved by the Board of Trustees was $8,298, which represented less than one-tenth of a percent of the Fund’s net assets.
(m)	Restricted security.
(n)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2020, the total market value of fair valued security was $8,298, which represented less than one-tenth of a percent of the Fund’s net assets.
(o)	Non-income producing security.
(p)	Current yield as of July 31, 2020.
(q)	Interest rate shown represents yield to maturity.
(r)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts

As of July 31, 2020, the Fund held the following foreign currency forward contracts1:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,819,000	USD	6,622,604	JPMorgan Chase Bank N.A.	8/3/20	$231,891
GBP	8,455,000	USD	10,610,378	JPMorgan Chase Bank N.A.	8/3/20	457,216
Total Unrealized Appreciation						689,107
USD	6,317,341	EUR	5,819,000	JPMorgan Chase Bank N.A.	8/3/20	(537,154)
USD	6,707,245	EUR	5,882,000	JPMorgan Chase Bank N.A.	11/2/20	(234,535)
USD	10,501,279	GBP	8,455,000	JPMorgan Chase Bank N.A.	8/3/20	(566,315)
USD	10,069,084	GBP	8,015,000	JPMorgan Chase Bank N.A.	11/2/20	(427,348)
Total Unrealized Depreciation						(1,765,352)
Net Unrealized Depreciation						$(1,076,245)

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.

Futures Contracts

As of July 31, 2020, the Portfolio held the following futures contracts1:

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
2-Year United States Treasury Note	(16)	September 2020	$(3,531,598)	$(3,535,750)	$(4,152)
5-Year United States Treasury Note	(139)	September 2020	(17,421,427)	(17,531,375)	(109,948)
10-Year United States Treasury Note	(252)	September 2020	(34,907,847)	(35,299,688)	(391,841)
10-Year United States Treasury Ultra Note	(374)	September 2020	(58,610,400)	(59,559,500)	(949,100)
United States Treasury Long Bond	(95)	September 2020	(16,935,842)	(17,316,719)	(380,877)
United States Treasury Ultra Bond	(115)	September 2020	(25,016,284)	(26,184,062)	(1,167,778)
Total Short Contracts					(3,003,696)
Net Unrealized Depreciation					$(3,003,696)

1.	As of July 31, 2020, cash in the amount of $3,320,031 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2020.

Swap Contracts

As of July 31, 2020, the Fund held the following centrally cleared interest rate swap agreements:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Payment Frequency Paid/Received	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$40,000,000	USD	3/16/2023	Fixed 2.793%	3-Month USD-LIBOR	Quarterly	$—	$(2,749,480)	$(2,749,480)
41,000,000	USD	3/29/2023	Fixed 2.762%	3-Month USD-LIBOR	Quarterly	—	(2,826,487)	(2,826,487)
						$—	$(5,575,967)	$(5,575,967)

The following abbreviations are used in the preceding pages:

EUAM	—European Union Advisory Mission
EUR	—Euro
GBP	—British Pound Sterling
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
USD	—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund’s assets and liabilities:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs

Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$43,253,354	$—	$43,253,354
Convertible Bonds	—	5,885,390	—	5,885,390
Corporate Bonds	—	433,356,481	—	433,356,481
Foreign Bonds	—	628,528	—	628,528
Foreign Government Bonds	—	10,691,349	—	10,691,349
Loan Assignments	—	40,235,760	—	40,235,760
Mortgage-Backed Securities	—	117,510,702	—	117,510,702
Municipal Bonds	—	3,663,193	—	3,663,193
U.S. Government & Federal Agencies	—	21,036,446	—	21,036,446
Total Long-Term Bonds	—	676,261,203	—	676,261,203
Common Stocks (b)	223,694	—	8,298	231,992
Short-Term Investments
Affiliated Investment Company	5,856,106	—	—	5,856,106
U.S. Government	—	13,913,226	—	13,913,226
Unaffiliated Investment Company	3,822,490	—	—	3,822,490
Total Short-Term Investments	9,678,596	13,913,226	—	23,591,822
Total Investments in Securities	9,902,290	690,174,429	8,298	700,085,017
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	689,107	—	689,107
Total Other Financial Instruments	—	689,107	—	689,107
Total Investments in Securities and Other Financial Instruments	$9,902,290	$690,863,536	$8,298	$700,774,124

Liability Valuation Inputs

Long-Term Bonds Sold Short Corporate Bonds Sold Short	$—	$(8,358,350)	$—	$(8,358,350)
Total Long-Term Bonds Sold Short	—	(8,358,350)	—	(8,358,350)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(1,765,352)	—	(1,765,352)
Futures Contracts (c)	(3,003,696)	—	—	(3,003,696)
Interest Rate Swap Contracts (c)	—	(5,575,967)	—	(5,575,967)
Total Other Financial Instruments	(3,003,696)	(7,341,319)	—	(10,345,015)
Total Investments in Securities Sold Short and Other Financial Instruments	$(3,003,696)	$(15,699,669)	$—	$(18,703,365)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $8,298 is held in Media within the Common Stocks section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MAP Equity Fund

Portfolio of Investments July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks 99.0% †
Aerospace & Defense 3.1%
Boeing Co.	72,418	$11,442,044
Northrop Grumman Corp.	14,190	4,611,892
Raytheon Technologies Corp.	243,202	13,784,689
		29,838,625
Air Freight & Logistics 0.3%
XPO Logistics, Inc. (a)	38,723	2,904,999

Banks 4.9%
Bank of America Corp.	785,890	19,552,943
Bank OZK	161,089	3,874,190
Citigroup, Inc.	88,449	4,423,335
Citizens Financial Group, Inc.	82,052	2,035,710
JPMorgan Chase & Co.	100,800	9,741,312
U.S. Bancorp	100,465	3,701,131
Wells Fargo & Co.	174,631	4,236,548
		47,565,169
Beverages 1.3%
Coca-Cola Co.	49,984	2,361,244
PepsiCo., Inc.	72,748	10,014,490
		12,375,734
Biotechnology 1.2%
AbbVie, Inc.	90,962	8,633,203
Alexion Pharmaceuticals, Inc. (a)	25,620	2,625,794
		11,258,997
Building Products 0.5%
Carrier Global Corp.	55,058	1,499,780
Trane Technologies PLC	27,554	3,082,466
		4,582,246
Capital Markets 3.0%
Bank of New York Mellon Corp.	66,776	2,393,920
Goldman Sachs Group, Inc.	38,240	7,569,990
KKR & Co., Inc.	128,813	4,556,116
Morgan Stanley	251,832	12,309,548
State Street Corp.	44,388	2,831,510
		29,661,084
Chemicals 1.2%
Corteva, Inc. (a)	46,913	1,339,835
Dow, Inc. (a)	55,917	2,295,952
DuPont de Nemours, Inc.	55,868	2,987,821
Linde PLC	20,345	4,986,763
		11,610,371
Communications Equipment 0.5%
Arista Networks, Inc. (a)	19,382	5,034,862

Construction & Engineering 0.5%
Jacobs Engineering Group, Inc.	53,062	4,528,842

Construction Materials 0.3%
Martin Marietta Materials, Inc.	12,558	2,601,766

Consumer Finance 1.1%
American Express Co.	93,443	8,720,101
Discover Financial Services	37,574	1,857,283
		10,577,384
Diversified Financial Services 1.1%
Berkshire Hathaway, Inc., Class B (a)	35,593	6,968,398
Equitable Holdings, Inc.	173,774	3,555,416
		10,523,814
Diversified Telecommunication Services 1.1%
AT&T, Inc.	316,024	9,347,990
GCI Liberty, Inc., Class A (a)	22,394	1,755,466
		11,103,456
Electrical Equipment 1.0%
AMETEK, Inc.	47,096	4,391,702
Rockwell Automation, Inc.	26,184	5,711,778
		10,103,480
Electronic Equipment, Instruments & Components 0.6%
TE Connectivity, Ltd.	62,108	5,531,960

Energy Equipment & Services 0.1%
Schlumberger, Ltd.	61,911	1,123,066

Entertainment 3.4%
Electronic Arts, Inc. (a)	49,147	6,960,198
Liberty Media Corp-Liberty Formula One, Class C (a)	55,720	1,974,717
Madison Square Garden Entertainment Corp. (a)	38,403	2,721,236
Madison Square Garden Sports Corp. (a)	38,403	5,902,157
Walt Disney Co.	135,686	15,867,121
		33,425,429
Food & Staples Retailing 1.3%
Performance Food Group Co. (a)	97,248	2,724,889
Walgreens Boots Alliance, Inc.	90,587	3,687,797
Walmart, Inc.	44,751	5,790,779
		12,203,465
Food Products 1.2%
McCormick & Co., Inc.	26,332	5,132,107
Mondelez International, Inc., Class A	55,727	3,092,291
Post Holdings, Inc. (a)	35,332	3,135,362
		11,359,760
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	50,118	5,043,875
Boston Scientific Corp. (a)	94,867	3,659,020
Danaher Corp.	39,937	8,139,161
Medtronic PLC	136,892	13,207,340
		30,049,396
Health Care Providers & Services 3.1%
Centene Corp. (a)	103,192	6,733,278
CVS Health Corp.	231,883	14,594,716
UnitedHealth Group, Inc.	29,471	8,923,229
		30,251,223
Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc., Class A	23,536	1,972,905
McDonald's Corp.	24,220	4,705,461
Restaurant Brands International, Inc.	65,432	3,698,217
Vail Resorts, Inc.	6,656	1,278,152
		11,654,735
Household Durables 0.5%
NVR, Inc. (a)	1,130	4,441,070

Household Products 0.3%
Procter & Gamble Co.	21,786	2,856,580

Industrial Conglomerates 0.7%
Honeywell International, Inc.	47,613	7,111,954

Insurance 3.4%
American International Group, Inc.	347,881	11,180,895
Chubb, Ltd.	32,498	4,135,046
MetLife, Inc.	152,776	5,782,571
Travelers Cos., Inc.	75,115	8,594,658
Willis Towers Watson PLC	18,168	3,815,462
		33,508,632
Interactive Media & Services 9.1%
Alphabet, Inc. (a)
Class A	9,511	14,151,892
Class C	28,259	41,906,967
Facebook, Inc., Class A (a)	111,044	28,168,532
Tencent Holdings, Ltd., ADR	56,604	3,876,808
		88,104,199
Internet & Direct Marketing Retail 1.3%
Alibaba Group Holding, Ltd., Sponsored ADR (a)	11,778	2,956,514
Booking Holdings, Inc. (a)	2,450	4,072,218
eBay, Inc.	87,300	4,825,944
Trip.com Group, Ltd., ADR (a)	40,696	1,106,931
		12,961,607
IT Services 5.4%
Automatic Data Processing, Inc.	27,418	3,644,126
PayPal Holdings, Inc. (a)	186,600	36,586,662
Visa, Inc., Class A	66,014	12,569,066
		52,799,854
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	70,958	6,835,384
Charles River Laboratories International, Inc. (a)	29,639	5,897,864
Thermo Fisher Scientific, Inc.	14,066	5,822,621
		18,555,869
Machinery 0.6%
Caterpillar, Inc.	14,151	1,880,385
Middleby Corp. (a)	31,857	2,646,043
Otis Worldwide Corp. (a)	18,941	1,188,358
		5,714,786
Media 6.6%
Charter Communications, Inc., Class A (a)	10,507	6,094,060
Comcast Corp., Class A	324,185	13,875,118
Fox Corp., Class A	88,241	2,273,971
Liberty Broadband Corp. (a)
Class A	17,353	2,342,828
Class C	102,285	14,040,662
Liberty Media Corp-Liberty SiriusXM (a)
Class A	235,698	8,199,934
Class C	396,303	13,866,642
Nexstar Media Group, Inc., Class A	44,165	3,871,062
		64,564,277
Multiline Retail 1.1%
Dollar General Corp.	21,643	4,120,827
Dollar Tree, Inc. (a)	71,460	6,670,791
		10,791,618
Oil, Gas & Consumable Fuels 2.0%
ConocoPhillips	57,127	2,135,979
Enbridge, Inc.	121,660	3,893,120
EOG Resources, Inc.	15,153	709,918
Marathon Petroleum Corp.	129,259	4,937,694
Phillips 66	45,790	2,839,896
Texas Pacific Land Trust (b)	6,070	3,235,249
Williams Cos., Inc.	77,634	1,485,138
		19,236,994
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	36,754	2,155,989
Johnson & Johnson	38,784	5,653,156
Merck & Co., Inc.	137,426	11,027,062
Pfizer, Inc.	120,712	4,644,998
		23,481,205
Professional Services 0.3%
Insperity, Inc.	43,454	2,905,334

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	26,332	2,604,498

Road & Rail 2.8%
CSX Corp.	94,081	6,711,739
Norfolk Southern Corp.	20,764	3,991,048
Union Pacific Corp.	94,485	16,378,975
		27,081,762
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	26,457	8,380,255
Intel Corp.	32,655	1,558,623
Lam Research Corp.	15,698	5,920,658
Micron Technology, Inc. (a)	100,932	5,052,151
Texas Instruments, Inc.	15,527	1,980,469
Universal Display Corp.	34,160	5,959,212
		28,851,368
Software 10.0%
Aspen Technology, Inc. (a)	28,090	2,732,033
Dropbox, Inc., Class A (a)	226,078	5,143,275
Microsoft Corp.	381,978	78,309,310
Oracle Corp.	203,918	11,307,253
		97,491,871
Specialty Retail 3.8%
CarMax, Inc. (a)	36,128	3,503,332
Home Depot, Inc.	61,732	16,389,229
Lowe's Cos., Inc.	87,631	13,049,132
TJX Cos., Inc.	85,987	4,470,464
		37,412,157
Technology Hardware, Storage & Peripherals 7.6%
Apple, Inc.	174,489	74,164,805

Thrifts & Mortgage Finance 0.4%
Axos Financial, Inc. (a)	164,690	3,690,703

Tobacco 0.4%
Philip Morris International, Inc.	55,880	4,292,143

Total Common Stocks (Cost $534,113,394)		962,493,149

Short-Term Investments 0.9%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 0.05% (Mutual Funds) (c)	6,354,115	6,354,115

Unaffiliated Investment Company 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.12% (c)(d)	2,437,817	2,437,817

Total Short-Term Investments (Cost $8,791,932)		8,791,932
Total Investments (Cost $542,905,326)	99.9%	971,285,081
Other Assets, Less Liabilities	0.1	991,955
Net Assets	100.0%	$972,277,036

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of July 31, 2020, the aggregate market value of securities on loan was $2,296,654. The Fund received cash collateral with a value of $2,437,817.
(c)	Current yield as of July 31, 2020.
(d)	Represents a security purchased with cash collateral received for securities on loan.

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020, for valuing the Fund's assets:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$962,493,149	$—	$—	$962,493,149
Short-Term Investments
Affiliated Investment Company	6,354,115	—	—	6,354,115
Unaffiliated Investment Company	2,437,817	—	—	2,437,817
Total Short-Term Investments	8,791,932	—	—	8,791,932
Total Investments in Securities	$971,285,081	$—	$—	$971,285,081

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2020 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees of the MainStay Funds (the "Board") adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for each Fund's assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor to each Fund. To assess the appropriateness of security valuations, the Manager, the Subadvisor or the Fund's third-party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third-party pricing services or broker sources.

The Board authorized the Valuation Committee to appoint a Valuation Subcommittee (the "Subcommittee") to establish the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under the procedures. The Subcommittee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets to ensure that actions taken by the Subcommittee were appropriate.

For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Subcommittee deals with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. Any action taken by the Subcommittee with respect to the valuation of a portfolio security or other asset is submitted for review and ratification (if appropriate) to the Valuation Committee and the Board at the next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund's assets and liabilities as of July 31, 2020 is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2020, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third-party pricing source or, if so provided, does not, in the opinion of the Manager or the Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 3 in the hierarchy. As of July 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or the Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Subcommittee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2020, there were no securities held by the Funds that were fair valued in such a manner.

Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940 as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2020, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A portfolio investment may be classified as an illiquid investment under a Fund’s written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund’s investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2020, and can change at any time.

Investments in Affiliates (in 000s) During the period ended July 31, 2020, purchases and sales transactions, income earned from investments and shares held of investment companies managed by New York Life Investments or its affiliates were as follows:

MainStay Candriam Emerging Markets Debt Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$4,738	$75,691	$(77,550)	$—	$—	$2,879	$19	$—	2,879

MainStay Income Builder Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$44,612	$518,918	$(478,582)	$—	$—	$84,948	$302	$—	84,948

MainStay MacKay Common Stock Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income		Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$30	$6,272	$(6,265)	$—	$—	$37	$0	(a)	$—	37

MainStay MacKay Convertible Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$151,034	$297,499	$(418,206)	$—	$—	$30,327	$649	$—	30,327

MainStay MacKay International Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$599	$24,078	$(24,239)	$—	$—	$438	$2	$—	438

MainStay MacKay Unconstrained Bond Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$51,822	$396,761	$(442,727)	$—	$—	$5,856	$204	$—	5,856

MainStay MAP Equity Fund

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$10,979	$127,992	$(132,617)	$—	$—	$6,354	$67	$—	6,354

MainStay Winslow Large Cap Growth Fund (b)

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$35,343	$1,783,949	$(1,779,261)	$—	$—	$40,031	$396	$—	40,031

(a)	Less than $500.
(b)	Prior to February 28, 2020, known as MainStay Large Cap Growth Fund.